UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-0792

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.



                                                    CNI CHARTER FUNDS(SM) [LOGO]


                                [GRAPHIC OMITTED]

                               September 30, 2007

             2007 ANNUAL REPORT

                                [GRAPHIC OMITTED]

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

        CNI Charter Funds Annual Report

 2   Letter to Our Shareholders
 4   Equity Funds Investment Adviser's Report
 6   Equity Funds Overview
 9   Fixed Income Funds Investment Adviser's Report
11   Fixed Income Funds Overview
15   Money Market Funds Investment Adviser's Report
16   Schedules of Investments
56   Statements of Assets & Liabilities
59   Statements of Operations
62   Statements of Changes in Net Assets
66   Financial Highlights
69   Notes to Financial Statements
76   Report of Independent Registered Public Accounting Firm
77   Trustees and Officers
80   Notice to Shareholders
81   Disclosure of Fund Expenses
83   Approval of Investment Advisory Agreements

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The Funds file their complete schedules of portfolio holdings with the
Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q is also available on the Funds' website at www.cnicharterfunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.


                           CNI CHARTER FUNDS | PAGE 1
letter to our shareholders

SEPTEMBER 30, 2007

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This annual report covers the CNI Charter Funds for the fiscal year ended
September 30, 2007. On the following pages, you will find the specific details of each Fund's portfolio and investment performance.

Our unique philosophy and disciplined approach to capital market investment continued to show well over the last twelve months. What began as a bullish period for virtually all investment classes turned sharply and suddenly in the summer months. Decelerating economic growth combined with overly optimistic asset prices early in the year resulted in a rocky period for many risky assets. In particular, smaller capitalization equities and lower credit-rated bonds took the brunt of the broad "repricing of risk" that occurred in the wake of a crisis in sub-prime lending and continued downtrend in housing. Towards the end of the period, a decisive shift in monetary policy aimed at calming the global markets by injecting liquidity and lowering interest rates began to have its desired effect.

Despite recent market volatility, the preceding twelve months still produced strong asset class returns virtually across the board. Equity markets, both domestically and internationally, showed double-digit returns, while most bond funds finished with positive, if not modest, single-digit figures. By adhering strictly to our fundamental investment strategies we were able to produce highly competitive results in all asset categories within the CNI Charter Fund family.

City National Asset Management, Inc.'s underlying investment philosophy is to pursue the long-term goals and objectives specified for each of the Funds. With an active yet disciplined style, all Funds are managed to achieve competitive rates of return consistent with their respective, prescribed risk parameters. CNI Charter Funds follow a disciplined investment process that begins with a thorough assessment of the macroeconomic environment and the financial markets. Our broad based research process takes advantage of the most advanced investment technology, fundamental valuation, and quantitative tools to determine the most attractive sectors and securities within each Fund's area of concentration. The final step is to construct and continuously monitor precise portfolios that meet the objectives of the specific Funds, without being swayed by short-term trends and fads. This approach continued to serve shareholders well during the maturing phase of this economic cycle encountered in the period ended September 30, 2007.

--------------------------------------------------------------------------------
Twelve-Month                                                     October 2006 -
Index Watch:                                                     September 2007

EQUITIES:
S&P 500 Index: ...............................................         + 16.4%
Russell 2000 Index: ..........................................         + 12.3%
MSCI EAFE Index: .............................................         + 24.9%

BONDS:
Lehman Brothers Gov't/Credit
   Bond Index: ...............................................          + 5.1%
Lehman Brothers Aggregate
   Bond Index: ...............................................          + 5.1%
Lehman Brothers CA Tax-Exempt
   Bond Index: ...............................................          + 3.7%
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CNI CHARTER FUND PERFORMANCE AND HIGHLIGHTS

(ALL RETURNS LISTED REFER TO INSTITUTIONAL CLASS SHARES)

By adhering to our basic investment discipline and maintaining the appropriate amount of risk control in the various portfolios, the Funds continued to provide returns that are competitive in their respective investment arenas.

Each of our equity-oriented funds produced gains over the past twelve months, in keeping with the broader market trends. The LARGE CAP VALUE EQUITY FUND led the pack with a 15.6% return, followed closely by the LARGE CAP GROWTH EQUITY FUND, which gained 14.9%. The RCB SMALL CAP VALUE EQUITY FUND also showed extremely well with a 10.7% total return during the twelve-month period.


                           CNI CHARTER FUNDS | PAGE 2

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All four CNI Charter Bond Funds also produced solid gains for the period. Once again, the HIGH YIELD BOND FUND led the way with a 7.3% total return. The CALIFORNIA TAX-EXEMPT BOND FUND rose 3.0%, while the CORPORATE BOND FUND returned 4.6% and the GOVERNMENT BOND FUND gained 5.0%.

Lastly, all three of the CNI Charter Money Market Funds produced steady, consistent, and competitive returns. These returns were in line with their respective investment mandates.

Please read the following pages carefully as they contain important information on the assets and financial condition of the Funds. If you have any questions about this report or the CNI Charter Funds, please call your investment professional or (888) 889-0799.

Thank you for choosing CNI Charter Funds.

   Sincerely,

   /s/ Richard A. Weiss

   Richard A. Weiss
   PRESIDENT
   CITY NATIONAL ASSET MANAGEMENT, INC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CERTAIN SHAREHOLDERS MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX (AMT). FEDERAL INCOME TAX RULES APPLY TO ANY CAPITAL GAIN DISTRIBUTIONS.

FUND EXPENSES HAVE BEEN WAIVED DURING THE PERIOD ON WHICH THE PERFORMANCE IS BASED. WITHOUT WAIVERS, PERFORMANCE WOULD BE LOWER.

THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTING IN MUTUAL FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. IN ADDITIONAL TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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*NOT FDIC INSURED               *NO BANK GUARANTEE               *MAY LOSE VALUE
--------------------------------------------------------------------------------

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                  INTRODUCING THE CNI CHARTER MULTI-ASSET FUND
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High market volatility makes many investors turn to cash. But by doing so, they often miss out on market opportunity. Now the CNI Charter Multi-Asset Fund (which commenced operations on 10/1/07) offers a way to potentially lessen the impact of market downturns and "stay in the game."

Designed for investors who seek limited downside risk and positive returns over the long term, this fund offers distinct advantages:

      o  ACTIVE RISK CONTROL

      o  EXCEPTIONAL DIVERSIFICATION

      o  REFINED ASSET ALLOCATION

      o  PROFESSIONAL MANAGEMENT

      o  LIQUIDITY

....all wrapped up in the convenience of a single fund.

For more information about the Multi-Asset Fund or other CNI Charter Funds visit www.cnicharter-funds.com.
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                           CNI CHARTER FUNDS | PAGE 3
investment adviser's report

SEPTEMBER 30, 2007

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EQUITY FUNDS

For the fiscal year ending September 30, 2007, the U.S. equity market, as measured by the S&P 500 Index, returned 16.4%. This completes five straight years of double-digit returns where the market has generated an annualized return of 15.4% per year. An investor in the companies comprising the S&P 500 Index would have doubled his/her initial investment over this five-year time period. The 16.4% gain generated this fiscal year did not occur without two major setbacks. The first setback occurred in March with the sharp decline in the Chinese equity markets increasing global fears of a possible global slowdown. The market rebounded, though, and climbed to new highs in mid-July only to be hit by continued deterioration of the housing market and specifically sub-prime mortgages. This fear spread into the credit markets causing the liquidity in the mortgage related commercial paper market to evaporate. Fearing the break down of the credit markets, the Federal Reserve Bank ("Fed") cut the discount rate 50 basis points (the rate charged to banks when lending directly from the Fed) as well as injecting billion of dollars of liquidity into the credit markets. The equity market rebounded from its mid-August lows in response to this Fed action. The market rallied again when the Fed lowered the benchmark rate by 50 basis points, to 4.75%, (and the discount rate another 50 basis points) in mid-September. This was in response to the negative effect the housing and credit markets could potentially have on the economy. The market ended September near its all-time high.

EQUITY FUND PERFORMANCE

(ALL RETURNS LISTED FOR CNI CHARTER FUNDS REFER TO INSTITUTIONAL CLASS SHARES)

      o The LARGE CAP VALUE EQUITY FUND returned 15.6% during the 12 months ending September 30, 2007. The S&P 500/Citigroup Value Index returned 16.1% and the Lipper Large-Cap Value Funds Classification returned 14.6%, over the same time period. The energy sector continued to be the top performing sector with companies such as ConocoPhillips gaining 50.8%. The third-largest U.S. oil company generated huge amounts of cash and looked to pay down debt and invest up to $15 billion in its own shares via a repurchase program. Goodrich Corp., an aerospace company and the world's largest supplier of aircraft landing gear, gained 71.0%. The company continued to exceed earnings expectations due to strong demand from aircraft manufacturers. IBM gained 45.7% as the company beat expectations on profits from recent software acquisitions. Stocks that detracted from performance included Macy's, the second-largest department store chain, which lost 24.2%. Macy's met recent earnings expectations but lowered its annual forecast due to sluggish sales. Motorola, the second largest manufacturer of wireless handsets, fell 24.9%, due to increased competition and margin compression in the handset market.

      o The LARGE CAP GROWTH EQUITY FUND returned 14.9% during the 12 months ending September 30, 2007. The S&P 500/Citigroup Growth Index returned 16.8% and the Lipper Large-Cap Growth Funds Classification returned 20.4% over the same time period. Freeport-McMoRan Inc., the world's second-largest copper producer, gained 91.9% as the company benefited from higher metals prices and its acquisition of Phelps Dodge. Stryker Corp., maker of orthopedic products, rose 39.2% as sales in the medical implants market (i.e., knees and hips) increased. Apple Inc. was once again a standout this year, gaining 99.3%, as laptops, iPods, and the introduction of the iPhone continue to generate


                           CNI CHARTER FUNDS | PAGE 4
investment adviser's report

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

            strong earnings growth. Stocks that hurt performance this year include Starbucks, down 23.1%. Increased dairy costs and slower growth challenged analysts' growth expectations for the company. Forest Labs, a pharmaceutical manufacturer, lost 31.1% on fears of margin compression due to a weakening product pipeline and impending patent expirations.

      o The RCB SMALL CAP VALUE FUND returned 10.7% during the 12 months ending September 30, 2007. The Russell 2000 Value Index returned 6.1%, the Russell 2000 Index returned 12.3%, the Russell 2500 Value Index returned 8.8%, and the Lipper Small-Cap Value Funds Classification returned 9.8%. The Fund benefited from a number of mergers and acquisitions within the portfolio during the period including Smart & Final, Hanover Compressor, USI Holdings and Cumulus Media. Other strong performers include LodgeNet which received Federal Trade Commission clearance to merge with its largest competitor and returned 34% for the period. The Fund's first foray into coal mining stocks was in Alpha Natural Resources, which gained 68% since purchased earlier this year. Regardless of the political posturing, coal is plentiful, politically secure and cheap. It will be a critical component of our energy needs for decades in either its current or a more environmentally correct form. This basic premise was not reflected in Alpha's low valuation six months ago. Detractors to the portfolio included Spartech, a manufacturer of engineered plastics, down 24% due to the sudden departure of its CEO and reduction in guidance. Triarc Co Class B, a franchisor of Arby's restaurants, was down 15% for the period as the purchase transaction between Arby's and Wendy's raised concerns.

As we look forward, the strength of the market will depend on what effect the housing market will have on the overall economy. In the U.S., we continue to see slowing economic growth, but at this time do not expect a recession. It appears that the Fed may continue to ease monetary policy depending on the balance between growth and inflation. Lower interest rates have historically provided an environment for future gains in the equity market. Of course, investors' expectations of future earnings are a key component in determining equity price levels. As in all market environments, we will continue to apply our disciplined investment approach with the objective of providing superior investment results across the various strategies we manage.

Sincerely,

/s/ Brian L. Garbe

Brian L. Garbe
DIRECTOR OF RESEARCH
CITY NATIONAL ASSET MANAGEMENT, INC.

THE COMMENTARY ABOVE EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR ADVICE REGARDING ANY INVESTMENT. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.


                           CNI CHARTER FUNDS | PAGE 5
fund overview

SEPTEMBER 30, 2007

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LARGE CAP VALUE EQUITY FUND

The Fund seeks to provide capital appreciation and moderate income consistent with current returns available in the market place by investing in large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations which are undervalued and whose market valuations compare favorably relative to similar companies.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI Large Cap Value Equity Fund, Institutional Class or Class A Shares, versus the S&P 500/ Citigroup Value Index, and the Lipper Large Cap Value Funds Classification(1)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                CNI Large Cap
              Value Equity Fund   CNI Large Cap      S&P 500/      Lipper Large
                Institutional   Value Equity Fund    Citigroup   Cap Value Funds
                Class Shares      Class A Shares+   Value Index   Classification
 1/14/00           10,000            10,000           10,000          10,000
 9/30/00           10,099            10,093            9,871          10,459
 9/30/01            8,446             8,410            8,508           9,705
 9/30/02            6,852             6,814            6,989           7,940
 9/30/03            8,498             8,433            8,579           9,723
 9/30/04           10,147            10,036           10,271          11,356
 9/30/05           11,607            11,455           11,950          12,915
 9/30/06           13,290            13,086           13,796          14,495
 9/30/07           15,363            15,081           16,018          16,616


(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------
                                Ticker   1-Year   3-Year   5-Year   Inception
Shares                          Symbol   Return   Return   Return    to Date
--------------------------------------------------------------------------------
Institutional Class (1)^         CNLIX    15.60%   14.83%   17.53%    5.73%
--------------------------------------------------------------------------------
Class A (2)                      CVEAX    15.24%   14.54%   17.22%    5.48%+
--------------------------------------------------------------------------------

(1)   Commenced operations on January 14, 2000.

(2)   Commenced operations on April 13, 2000.

  ^ The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

  + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings

                                                                  % OF PORTFOLIO

AT&T                                                                         3.8

Bank of America                                                              3.0

Hewlett-Packard                                                              2.7

Verizon Communications                                                       2.7

Citigroup                                                                    2.5

Wells Fargo                                                                  2.4

JPMorgan Chase                                                               2.0

ConocoPhillips                                                               2.0

Chevron                                                                      1.9

Goldman Sachs Group                                                          1.9


                           CNI CHARTER FUNDS | PAGE 6
fund overview

SEPTEMBER 30, 2007

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LARGE CAP GROWTH EQUITY FUND

The Fund seeks to provide capital appreciation by investing in large U.S. corporations and U.S. dollar denominated American Depositary Receipts of large foreign corporations with the potential for growth and that possess superior management, strong market position, consistent records of increased earnings and a strong operating and financial position.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI Large Cap Growth Equity Fund, Institutional Class or Class A Shares, versus the S&P 500/Citigroup Growth Index, and the Lipper Large Cap Growth Funds
Classification(1)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                CNI Large Cap
             Growth Equity Fund,   CNI Large Cap     S&P 500/   Lipper Large Cap
                Institutional   Growth Equity Fund, Citigroup     Growth Funds
                Class Shares      Class A Shares+  Growth Index  Classification
  1/14/00           10,000           10,000           10,000         10,000
  9/31/00            9,370            9,349            9,763         10,329
  9/31/01            6,360            6,329            5,950          6,236
  9/31/02            5,250            5,210            4,538          4,948
  9/31/03            6,380            6,320            5,717          5,958
  9/31/04            6,775            6,691            6,203          6,415
  9/31/05            7,490            7,379            6,709          7,228
  9/31/06            7,834            7,715            7,138          7,499
  9/31/07            9,002            8,834            8,336          9,032


(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------
                                Ticker   1-Year   3-Year   5-Year   Inception
Shares                          Symbol   Return   Return   Return    to Date
--------------------------------------------------------------------------------
Institutional Class (1)^         CNGIX    14.91%    9.94%   11.38%   -1.36%
--------------------------------------------------------------------------------
Class A (2)                      CLEAX    14.51%    9.70%   11.14%   -1.60%+
--------------------------------------------------------------------------------

(1)   Commenced operations on January 14, 2000.

(2)   Commenced operations on March 28, 2000.

  ^ The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

  + Class A Shares performance for the period prior to March 28, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings

                                                                  % OF PORTFOLIO

Exxon Mobil                                                                  4.9

Procter & Gamble                                                             3.0

Chevron                                                                      2.8

Microsoft                                                                    2.8

Johnson & Johnson                                                            2.7

Wal-Mart Stores                                                              2.4

IBM                                                                          2.1

Apple                                                                        2.0

Qualcomm                                                                     1.8

PepsiCo                                                                      1.7


                           CNI CHARTER FUNDS | PAGE 7
fund overview

SEPTEMBER 30, 2007

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RCB SMALL CAP VALUE FUND

The Fund seeks to provide capital appreciation by investing primarily in smaller U.S. corporations which are considered undervalued.

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Comparison of Change in the Value of a $10,000 Investment in the CNI RCB Small
Cap Value Fund, Institutional Class, Class A or Class R Shares, versus the Russell 2500 Value Index, the Russell 2000 Index, the Russell 2000 Value Index, the Lipper Small Cap Value Funds Classification, and the Lipper Small Cap Core Funds Classification(1)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            CNI RCB Small
           Cap Value Fund,  CNI RCB Small    CNI RCB Small      Russell
            Institutional   Cap Value Fund,  Cap Value Fund,     2000
            Class Shares    Class A Shares+  Class R Shares+     Index
9/30/98       10,000           10,000            9,650          10,000
9/30/99       15,120           15,120           14,591          11,907
9/30/01       16,859           16,859           16,269          14,692
9/30/02       18,395           18,395           17,751          11,576
9/30/03       16,353           16,331           15,740          10,499
9/30/04       23,802           23,714           22,856          14,332
9/30/05       29,745           29,557           28,485          17,022
9/30/06       32,681           32,380           31,208          20,077
9/30/07       32,811           32,435           31,252          22,069
9/30/07       36,306           35,798           34,511          24,792

             Russell        Russell      Lipper Small Cap   Lipper Small Cap
            2000 Value     2500 Value      Value Funds         Core Funds
              Index          Index        Classification     Classification
9/30/98       10,000         10,000           10,000             10,000
9/30/99       10,583         10,840           11,292             11,879
9/30/01       12,209         12,547           13,347             15,299
9/30/02       12,893         12,863           13,904             13,806
9/30/03       12,705         12,784           13,773             13,071
9/30/04       16,728         16,779           17,927             17,157
9/30/05       21,020         20,899           22,264             20,747
9/30/06       24,751         25,355           26,398             24,703
9/30/07       28,219         28,177           28,652             26,590
9/30/07       29,937         30,654           31,452             30,154

(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------
                                   Ticker   1-Year   3-Year   5-Year   Inception
Shares                             Symbol   Return   Return   Return    to Date
--------------------------------------------------------------------------------
Institutional Class (1)^            RCBIX    10.65%   6.87%    17.29%   15.40%+
--------------------------------------------------------------------------------
Class A (1)                         RCBAX    10.37%   6.59%    17.00%   15.22%+
--------------------------------------------------------------------------------
Class R (2)                         RCBSX    10.43%   6.61%    17.00%   15.21%
--------------------------------------------------------------------------------
Class R with load                   RCBSX     6.57%   5.35%    16.18%   14.76%
--------------------------------------------------------------------------------

(1)   Commenced operations on October 3, 2001.

(2)   Commenced operations on September 30, 1998.

  ^ The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

  + The performance of the Institutional Class and Class A Shares for the period prior to October 3, 2001 reflect the performance of the Class R Shares of a predecessor mutual fund. The performance of the Class R Shares has not been adjusted to reflect the expenses applicable to Institutional and Class A Shares. Fees for the Institutional Class Shares are lower than the fees for the Class R Shares; correspondingly, Institutional Class performance would have been higher than that shown.

Top Ten Holdings*

                                                                  % OF PORTFOLIO

Annaly Capital Management                                                    5.2

Lodgenet Entertainment                                                       5.1

Ralcorp Holdings                                                             4.6

Fisher Communications                                                        4.4

White Mountains Insurance                                                    4.3

Rosetta Resources                                                            4.2

Spartech                                                                     4.2

Alleghany                                                                    4.2

Alpha Natural Resources                                                      3.7

Triarc, Cl B                                                                 3.6

*     Excludes Repurchase Agreement


                           CNI CHARTER FUNDS | PAGE 8
investment adviser's report

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

FIXED INCOME FUNDS

Credit markets were front and center during the third quarter of 2007, as investors worried that a lack of liquidity would curtail the ability of corporations to borrow and grow. Indeed, bids for lower-quality credit instruments all but vanished for a while until the Federal Reserve Bank ("Fed") stepped in with various forms of monetary stimulus. The yield curve has now steepened, with shorter-term rates declining and longer-term rates rising.

During the fiscal year, City National Asset Management, Inc. altered its strategy by moving to a longer maturity posture to its investment grade bond funds from a neutral stance versus our comparative benchmarks. This strategy shift came on the heels of a slower economic environment and the risk of lower rates along with a fear of reinvestment risk. The Fed looks poised to continue its rate cuts as long as economic growth remains at risk and core inflation remains in check.

BOND FUND PERFORMANCE

(ALL RETURNS LISTED FOR CNI CHARTER FUNDS REFER TO INSTITUTIONAL CLASS SHARES)

      o The CORPORATE BOND FUND produced a total return of 4.6% for the last 12 months. For the same period, the Lehman Intermediate Corporate Index returned 4.4%. The Fund's strategy of underweighting lower quality issues in favor of higher quality issues fared well during this period of slower economic growth. Furthermore, our longer maturity stance also enabled the Fund to outperform both its benchmarks and its peer group as evidenced by the Lipper Short/ Intermediate Investment Grade Debt Objective return of 4.3%.

      o The GOVERNMENT BOND FUND produced a total return of 5.0% for the last 12 months. For the same period, the Lehman Intermediate U.S. Government Bond Index returned 5.9%. The Fund slightly trailed the benchmark due to the Fund's underweight in U.S. Treasuries and the flight to quality during the credit crunch. We maintain our longer maturity stance versus the benchmarks in anticipation of lower rates. This longer maturity stance has helped the Fund to outperform its peer group during this period as evidenced by the Lipper Short/Intermediate U.S. Government Objective return of 4.5%.

      o The CALIFORNIA TAX EXEMPT BOND FUND produced a total return of 3.0% for the last 12 months. For the same period, the Lehman CA Intermediate-Short Municipal Bond Index returned 3.7%. The Fund's strategy tracked close to the benchmark but trailed slightly as we extended our average maturity to lock in the higher yields during the midsummer. During that time, longer maturity issues underperformed in the market. The Fund did fare better against its peer group, as the Lipper California Short/Intermediate Municipal Debt Objective returned 2.6%.

      o The HIGH YIELD BOND FUND produced a total return of 7.3% for the last 12 months. For the same period, the Citigroup High Yield Market Index returned 7.8%. Absolute performance remained strong for this sector even though the economy is growing below a 2% year-over-year rate. The Fund tracked below but close to the benchmark as liquidity remains an issue in this tighter credit environment. The Fund's relative performance vis-a-vis its peer group remained positively competitive, as the Lipper High Current Yield Funds Objective returned 7.0%.

STRATEGIC OUTLOOK FOR BOND FUNDS

As the fiscal year closed, fixed income investors were trying to determine which of two major risks are going to dominate bond prices. Is there more downside risk for the economy (which could bring additional rate


                           CNI CHARTER FUNDS | PAGE 9
investment adviser's report

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

FIXED INCOME FUNDS (CONTINUED)

cuts), or a greater risk of inflation (which means rising long-term rates)? We are in the first camp, believing that the economic cycle will continue to play out, with GDP growth slowing and inflation remaining tame. There may still be more fallout ahead for the economy from the continued weakness in residential housing and tighter credit markets. Given this, we maintain our higher quality tilt along with our longer than average duration versus each Fund's benchmark index until we see signs that the economy is rebounding from its current trajectory.

Sincerely

/s/ Rodney J. Olea

Rodney J. Olea
DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR ADVICE REGARDING ANY INVESTMENT. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.


                           CNI CHARTER FUNDS | PAGE 10
fund overview

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CORPORATE BOND FUND

The Fund seeks to provide current income (as the primary component of a total return, intermediate duration strategy) by investing in a diversified portfolio of investment grade fixed income securities, primarily corporate bonds issued by domestic and international companies denominated in U.S. dollars.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI Corporate Bond Fund, Institutional Class or Class A Shares, versus the Lehman Intermediate Corporate Index, and Lipper Short/Intermediate Investment Grade Debt Objective(1)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                CNI Corporate                       Lehman        Lipper Short/
                  Bond Fund,     CNI Corporate    Intermediate    Intermediate
                Institutional     Bond Fund,       Corporate    Investment Grade
                Class Shares    Class A Shares+      Index       Debt Objective
 1/14/00           10,000           10,000          10,000          10,000
 9/30/00           10,577           10,592          10,644          10,565
 9/30/01           11,861           11,871          11,992          11,732
 9/30/02           12,580           12,547          12,852          12,379
 9/30/03           13,428           13,359          14,129          12,984
 9/30/04           13,717           13,624          14,686          13,252
 9/30/05           13,890           13,748          14,946          13,416
 9/30/06           14,333           14,151          15,479          13,827
 9/30/07           14,988           14,760          16,165          14,420


(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------
                                 Ticker   1-Year   3-Year   5-Year   Inception
Shares                           Symbol   Return   Return   Return    to Date
--------------------------------------------------------------------------------
Institutional Class (1)^          CNCIX    4.57%    3.00%    3.56%     5.38%
--------------------------------------------------------------------------------
Class A (2)                       CCBAX    4.30%    2.70%    3.30%     5.18%+
--------------------------------------------------------------------------------

(1)   Commenced operations on January 14, 2000.

(2)   Commenced operations on April 13, 2000.

  ^ The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

  + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings*

                                                                  % OF PORTFOLIO

Toyota Motors
   4.350%, 12/15/10                                                          2.9

General Electric Capital
   6.000%, 06/15/12                                                          2.5

Lloyds
   5.043%, 10/15/07                                                          2.4

Berkshire Hathaway Finance
   4.125%, 01/15/10                                                          2.3

PepsiCo
   5.150%, 05/15/12                                                          2.3

Anheuser-Busch Cos.
   7.500%, 03/15/12                                                          2.1

Merrill Lynch, Ser C, MTN
   4.250%, 02/08/10                                                          2.0

Credit Suisse
   5.500%, 08/15/13                                                          2.0

Goldman Sachs Group
   5.625%, 01/15/17                                                          2.0

Wachovia Bank
   4.800%, 11/01/14                                                          2.0

*     Excludes Cash Equivalents


                           CNI CHARTER FUNDS | PAGE 11
fund overview

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

GOVERNMENT BOND FUND

The Fund seeks to provide current income (as the primary component of a total return, intermediate duration strategy) by investing primarily in U.S. government securities either issued or guaranteed by the U.S. government or its agencies or instrumentalities.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI Government Bond Fund, Institutional Class or Class A Shares, versus the Lehman Intermediate U.S. Government Bond Index, and the Lipper Short/Intermediate U.S. Government Objective(1)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               CNI Government                       Lehman         Lipper Short/
                 Bond Fund,     CNI Government   Intermediate      Intermediate
               Institutional     Bond Fund,     U.S. Government  U.S. Government
               Class Shares    Class A Shares+    Bond Index         Objective
  01/14/00        10,000           10,000           10,000            10,000
  09/01/00        10,564           10,535           10,659            10,541
  09/01/07        11,796           11,720           12,031            11,722
  09/02/07        12,685           12,596           13,045            12,506
  09/03/07        13,024           12,937           13,502            12,825
  09/04/07        13,130           13,009           13,760            12,996
  09/05/07        13,316           13,159           13,940            13,113
  09/06/07        13,701           13,505           14,432            13,503
  09/07/07        14,392           14,150           15,279            14,111


(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------
                                 Ticker   1-Year   3-Year   5-Year   Inception
Shares                           Symbol   Return   Return   Return    to Date
--------------------------------------------------------------------------------
Institutional Class (1)^          CNBIX    5.04%    3.10%    2.56%     4.83%
--------------------------------------------------------------------------------
Class A (2)                       CGBAX    4.77%    2.84%    2.35%     4.60%+
--------------------------------------------------------------------------------

(1)   Commenced operations on January 14, 2000.

(2)   Commenced operations on April 13, 2000.

  ^ The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

  + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings

                                                                  % OF PORTFOLIO

FNMA
   5.500%, 09/15/09                                                          7.6

FFCB REMIC, Ser IA2, Cl 1
   5.220%, 10/21/13                                                          7.2

FHLMC REMIC, Ser R013, Cl AB
   6.000%, 12/15/21                                                          5.4

FHLMC REMIC, Ser R009, Cl AJ
   5.750%, 12/15/18                                                          5.2

FHLMC REMIC, Ser R012, Cl AB
   5.500%, 12/15/20                                                          5.0

FHLMC REMIC, Ser R010, Cl AB
   5.500%, 12/15/20                                                          5.0

FHLB
   5.250%, 10/14/11                                                          4.6

FHLB
   5.000%, 12/11/15                                                          4.6

FHLMC REMIC, Ser R005, Cl AB
   5.500%, 12/15/18                                                          4.6

FNMA
   5.010%, 11/10/10                                                          4.6


                           CNI CHARTER FUNDS | PAGE 12
fund overview

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND

The Fund seeks to provide current income exempt from Federal and California state income tax (as the primary component of a total return strategy) by investing primarily in investment grade California municipal bonds and notes.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI California Tax Exempt Bond Fund, Institutional Class or Class A Shares, versus the Lehman CA Intermediate-Short Municipal Index, and the Lipper CA Short/Intermediate Municipal Debt Objective(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                CNI California                                     Lehman CA
                  Tax-Exempt   CNI California      Lehman CA         Short/
                  Bond Fund,     Tax-Exempt       Intermediate-    Intermediate
                Institutional     Bond Fund,     Short Municipal  Municipal Debt
                Class Shares    Class A Shares+       Index         Objective
 01/14/00           10,000           10,000           10,000          10,000
 09/01/00           10,545           10,532           10,545          10,453
 09/01/07           11,305           11,278           11,403          11,147
 09/02/07           12,162           12,112           12,272          11,832
 09/03/07           12,482           12,399           12,633          12,077
 09/04/07           12,731           12,627           12,999          12,262
 09/05/07           12,941           12,803           13,250          12,635
 09/06/07           13,353           13,163           13,677          13,020
 09/07/07           13,751           13,534           14,184          13,362


(1) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------------------------
                                 Ticker   1-Year   3-Year   5-Year   Inception
Shares                           Symbol   Return   Return   Return    to Date
-------------------------------------------------------------------------------
Institutional Class (1)^          CNTIX    2.98%    2.60%    2.49%     4.21%
-------------------------------------------------------------------------------
Class A (2)                       CCTEX    2.82%    2.34%    2.24%     4.00%+
-------------------------------------------------------------------------------

(1)   Commenced operations on January 14, 2000.

(2)   Commenced operations on April 13, 2000.

  ^ The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

  + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

Top Ten Holdings

                                                                  % OF PORTFOLIO

San Diego, Unified School District,
   Election 1998 Project,
   Ser B-1, GO, MBIA
   5.000%, 07/01/17                                                          3.2

Escondido, Union School District,
   Refunding & Financing
   Project, COP, MBIA
   4.750%, 07/01/19                                                          2.3

Vallejo, City Unified School District,
   Election 1997 Project,
   GO, AMBAC
   8.600%, 08/01/10                                                          1.9

Compton, Community College
   Authority, City Hall Project,
   Ser B, RB, MBIA
   Callable 09/01/12 @ 100
   5.250%, 09/01/16                                                          1.9

California State, Department of
   Water Resources, Power Supply
   Project, Ser A, RB, AMBAC
   Callable 05/01/12 @ 101
   5.500%, 05/01/15                                                          1.9

California State, Public Works
   Board Lease, Department of
   Corrections-State Prisons
   Project, Ser A, RB, AMBAC
   5.250%, 12/01/13                                                          1.9

New York State, Ser E, RB
   6.000%, 04/01/14                                                          1.6

Hawthorne, School District,
   COP, FSA
   Pre-Refunded @ 101
   6.000%, 11/01/10                                                          1.6

California State, Public Works
   Board Lease, Department of
   Corrections, Ser D, RB, FSA
   5.250%, 06/01/15                                                          1.6

California State, GO
   5.000%, 08/01/14                                                          1.6


                           CNI CHARTER FUNDS | PAGE 13
fund overview

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND

The Fund seeks to maximize total return by investing primarily in fixed income securities rated below investment grade including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund may also invest in fixed income securities rated below investment grade issued by governments and agencies, both U.S. and foreign, and in equity securities. The Fund seeks to invest in securities that offer a high current yield as well as total return potential and diversifies across issuers, industries and sectors to control risks.

--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the CNI High Yield Bond Fund, Institutional Class or Class A Shares, versus the Citigroup High Yield Market Capped Index(1), Citigroup High Yield Market Index and the Lipper High Current Yield Bond Funds Objective(2)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

       CNI High Yield      CNI           Citigroup                           Lipper High
         Bond Fund,     High Yield       High Yield          Citigroup         Current
       Institutional     Bond Fund,     Market Index         High Yield      Yield Bond
        Class Shares   Class A Shares   Capped Index        Market Index   Funds Objective
1/14/00   $10,000        $10,000          $10,000              $10,000           $10,000
9/30/00    10,420         10,394            9,974                9,974             9,887
9/30/01    10,165         10,109            9,373                9,373             9,071
9/30/02    10,653         10,563            9,460                9,059             8,908
9/30/03    12,757         12,611           12,392               12,073            11,168
9/30/04    14,348         14,142           13,916               13,586            12,432
9/30/05    15,044         14,784           14,794               14,468            13,200
9/30/06    16,082         15,757           15,796               15,536            14,090
9/30/07    17,251         16,852           16,987               16,741            15,079

(1) The Fund previously used the Citigroup High Yield Market Index as its broad based index. Commencing September 30, 2007, the Fund uses the Citigroup High Yield Market Capped Index (the "Capped Index") as its broad based index. The Capped Index commenced December 31, 2001 and uses the Citigroup High Yield Market Index as its foundation. In addition to using the design criteria of the Citigroup High Yield Market Index, the Capped Index limits the total debt of any single individual issuer to $5 billion par amount outstanding and delays the entry of "fallen angels," or issuers recently downgraded from investment grade to high yield, into the Index. The Fund's sub-adviser believes that such constraints make the Capped Index an appropriate benchmark for the Fund. The returns of the Capped Index are shown commencing September 30, 2002, which is the Fund's first fiscal year end after commencement of the Index, and are calculated using the returns of the Citigroup High Yield Market Index as of that date as a starting point.

(2) The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.

The Fund's comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS

-------------------------------------------------------------------------------
                                 Ticker   1-Year   3-Year   5-Year   Inception
Shares                           Symbol   Return   Return   Return    to Date
-------------------------------------------------------------------------------
Institutional Class (1)^          CHYIX    7.27%    6.33%   10.12%     7.33%
-------------------------------------------------------------------------------
Class A (1)                       CHBAX    6.95%    6.02%    9.79%     7.00%
-------------------------------------------------------------------------------

(1)   Commenced operations on January 14, 2000.

  ^ The Fund's Institutional Class Shares are currently offered only to accounts for which City National Bank serves as trustee or in a fiduciary capacity.

Top Ten Holdings

                                                                  % OF PORTFOLIO
General Motors
   7.125%, 07/15/13                                                          1.5

Qwest
   7.625%, 06/15/15                                                          1.2

Charter Communications Holdings
   10.250%, 09/15/10                                                         1.1

GMAC
   6.750%, 12/01/14                                                          1.1

AES
   9.000%, 05/15/15                                                          0.9

Pogo Producing
   6.875%, 10/01/17                                                          0.8

Whiting Petroleum
   7.000%, 02/01/14                                                          0.8

El Paso
   7.000%, 05/15/11                                                          0.8

Dobson Communications
   9.610%, 10/15/12                                                          0.7

Dobson Cellular Systems
   9.875%, 11/01/12                                                          0.7


                           CNI CHARTER FUNDS | PAGE 14
investment adviser's report

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

MONEY MARKET FUNDS

A lot has happened in money markets during the fiscal year that ended September 30, 2007. The Federal Reserve Bank ("Fed") lowered borrowing rates on September 18 and changed its assessment to "risk to growth. "According to the Fed Funds Futures market, additional monetary policy easing might be on the horizon at upcoming Federal Open Market Committee (FOMC) meetings. The main concern for the economy is that the housing crisis and the credit crunch will cause a reduction in consumer spending enough to slow U.S. growth to near recessionary levels. In spite of oil, which shortly after the fiscal year end traded at over $90 a barrel, core inflation as measured by the core PCE (core Personal Consumption Expenditure) comes in at a 1.8% level year over year - which is within the Fed's 1-2% comfort level. Looking ahead, the credit crunch may soon work itself out and the main concern is a fall-off in consumer spending as the housing market continues to weaken. In these uncertain economic times we are focusing on transparent and liquid issuers for our three money market funds.

      o The PRIME MONEY MARKET FUND continued to emphasize high quality liquid issuers as a way to weather the credit crunch felt in certain types of asset-backed commercial paper (ABCP). With our strategy focusing primarily on the highest quality and liquid issuers, the Fund fared well during this period. Furthermore, we added to our US Treasury Bill position as a way to capture some of the flight to quality found in the short-term markets. That strategy played out well as those holdings appreciated with the Fed ease and increased demand. We've also extended the average life of the Fund to over 50 days in order to maintain higher yielding holdings as a slight hedge against further Fed movements.

      o The GOVERNMENT MONEY MARKET FUND was positioned well for change in Fed policy and slower economic environment. We have extended the maturity profile to over 50 days average life in the Fund in order to benefit from higher yielding holdings in the face of continued easing of monetary policy and lower rates.

      o Our objective for The CALIFORNIA TAX EXEMPT MONEY MARKET FUND continues to focus on safety and liquidity, especially important in a decelerating economic environment. We continue to watch the state of California real estate market very closely as the slowdown takes hold. The size of the state and the diverse nature of its economic makeup should help to weather the slowdown and we remain confident in our positioning. Supply and demand of the state's and local debt will also be monitored closely given the increased issuance of state backed issues. We will look to increase the portfolio's average days to maturity as we see opportunities in the supply and yields.

STRATEGIC OUTLOOK

Our outlook remains favorable for money market instruments due to the high demand for liquid assets in these uncertain economic times. The Money Market Funds are positioned well for a declining rate environment and slower economic growth for the coming quarters. Our focus on safety and liquidity remains a key element as we position ourselves for slower economic growth. We will attempt to maintain a 50 day average portfolio life in our Funds to protect against reinvestment risk as we manage inflows, yields and supply available in the marketplace. City National Asset Management, Inc. continues to monitor the objectives of the Funds very closely and seek opportunities in the markets to best serve our shareholders.

Sincerely,

/s/ Rodney J. Olea

Rodney J. Olea
DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR ADVICE REGARDING ANY INVESTMENT. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.


                           CNI CHARTER FUNDS | PAGE 15
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

29.2%   Financials
12.4%   Industrials
10.5%   Information Technology
 8.3%   Consumer Discretionary
 7.4%   Telecommunication Services
 7.3%   Energy
 7.1%   Healthcare
 5.8%   Utilities
 5.4%   Consumer Staples
 4.1%   Materials
 2.5%   Short-Term Investments

*     Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [97.5%]
   AEROSPACE & DEFENSE [4.9%]
   Goodrich                                                16,400   $     1,119
   Honeywell International                                 12,500           744
   Lockheed Martin                                         13,000         1,410
   Northrop Grumman                                        17,000         1,326
   Raytheon                                                25,200         1,608
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                              6,207
   =============================================================================

   AIR FREIGHT & LOGISTICS [0.8%]
   FedEx                                                    9,600         1,006
   =============================================================================

   BEVERAGES [1.7%]
   Coca-Cola                                               21,100         1,213
   Coca-Cola Enterprises                                   20,000           484
   Molson Coors Brewing, Cl B                               4,500           449
   -----------------------------------------------------------------------------

   TOTAL BEVERAGES                                                        2,146
   =============================================================================

   BUILDING PRODUCTS [0.3%]
   Masco                                                   16,500           382
   =============================================================================

   CAPITAL MARKETS [5.1%]
   Goldman Sachs Group                                     11,200         2,427
   Lehman Brothers Holdings                                15,000           926
   Merrill Lynch                                            9,900           706
   Morgan Stanley                                          27,000         1,701
   State Street                                            11,200           763
   -----------------------------------------------------------------------------

   TOTAL CAPITAL MARKETS                                                  6,523
   =============================================================================

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

   CHEMICALS [2.7%]
   Dow Chemical                                            36,000   $     1,550
   PPG Industries                                          14,000         1,058
   Rohm & Haas                                             15,800           879
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                        3,487
   =============================================================================

   COMMERCIAL BANKS [6.9%]
   BB&T                                                    14,500           586
   Keycorp                                                 10,400           336
   PNC Financial Services
     Group                                                 14,300           974
   SunTrust Banks                                          12,400           938
   US Bancorp                                              48,000         1,562
   Wachovia                                                26,400         1,324
   Wells Fargo                                             84,960         3,026
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL BANKS                                                 8,746
   =============================================================================

   COMMERCIAL SERVICES & SUPPLIES [0.3%]
   Waste Management                                        11,600           438
   =============================================================================

   COMMUNICATIONS EQUIPMENT [0.7%]
   Corning*                                                38,500           949
   =============================================================================

   COMPUTERS & PERIPHERALS [4.5%]
   Hewlett-Packard                                         68,700         3,421
   IBM                                                     19,900         2,344
   -----------------------------------------------------------------------------

   TOTAL COMPUTERS & PERIPHERALS                                          5,765
   =============================================================================

   CONTAINERS & PACKAGING [0.4%]
   Bemis                                                   17,000           495
   =============================================================================

   DIVERSIFIED FINANCIAL SERVICES [7.5%]
   Bank of America                                         75,896         3,815
   Citigroup                                               67,786         3,164
   JPMorgan Chase                                          56,400         2,584
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED FINANCIAL SERVICES                                   9,563
   =============================================================================

   DIVERSIFIED TELECOMMUNICATION SERVICES [6.5%]
   AT&T                                                   113,117         4,786
   Verizon Communications                                  77,109         3,414
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED TELECOMMUNICATION
     SERVICES                                                             8,200
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 16
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

   ELECTRIC UTILITIES [3.6%]
   Duke Energy                                             22,000   $       411
   Edison International                                    13,900           771
   Entergy                                                  8,000           866
   FirstEnergy                                             11,600           735
   FPL Group                                               17,300         1,053
   PPL                                                     14,900           690
   -----------------------------------------------------------------------------

   TOTAL ELECTRIC UTILITIES                                               4,526
   =============================================================================

   ELECTRONIC EQUIPMENT & INSTRUMENTS [0.2%]
   Tyco Electronics                                         6,600           234
   =============================================================================

   FOOD & STAPLES RETAILING [1.7%]
   Costco Wholesale                                         8,700           534
   Kroger                                                  19,300           551
   Safeway                                                 31,600         1,046
   -----------------------------------------------------------------------------

   TOTAL FOOD & STAPLES RETAILING                                         2,131
   =============================================================================

   FOOD PRODUCTS [1.7%]
   Archer-Daniels-Midland                                  15,900           526
   General Mills                                           13,200           766
   Sara Lee                                                25,000           417
   Tyson Foods                                             22,000           393
   -----------------------------------------------------------------------------

   TOTAL FOOD PRODUCTS                                                    2,102
   =============================================================================

   HEALTH CARE EQUIPMENT & SUPPLIES [0.5%]
   Covidien*                                               15,400           639
   =============================================================================

   HEALTH CARE PROVIDERS & SERVICES [2.6%]
   Aetna                                                   22,100         1,199
   Cigna                                                   13,500           719
   McKesson                                                23,600         1,388
   -----------------------------------------------------------------------------

   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 3,306
   =============================================================================

   HOUSEHOLD DURABLES [0.6%]
   Whirlpool                                                8,700           775
   =============================================================================

   INDEPENDENT POWER PRODUCERS &
     ENERGY TRADERS [0.9%]
   Constellation Energy Group                              13,400         1,150
   =============================================================================

   INDUSTRIAL CONGLOMERATES [2.5%]
   General Electric                                        47,500         1,966
   Tyco International                                      27,600         1,224
   -----------------------------------------------------------------------------

   TOTAL INDUSTRIAL CONGLOMERATES                                         3,190
   =============================================================================

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

   INSURANCE [8.2%]
   ACE                                                     24,600   $     1,490
   Aflac                                                    9,600           548
   American International Group                            29,100         1,969
   Chubb                                                   27,100         1,454
   Hartford Financial Services Group                       12,300         1,138
   Metlife                                                 17,100         1,192
   Progressive                                             16,000           311
   Prudential Financial                                     9,700           946
   Travelers                                               27,000         1,359
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                       10,407
   =============================================================================

   IT SERVICES [0.7%]
   Electronic Data Systems                                 39,900           871
   =============================================================================

   LIFE SCIENCES TOOLS & SERVICES [0.5%]
   PerkinElmer                                             23,700           692
   =============================================================================

   MACHINERY [1.7%]
   Caterpillar                                             18,600         1,459
   Danaher                                                  8,100           670
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                        2,129
   =============================================================================

   MEDIA [4.7%]
   CBS, Cl B                                               38,750         1,221
   Comcast, Cl A*                                          52,200         1,262
   Time Warner                                            102,800         1,887
   Walt Disney                                             47,900         1,647
   -----------------------------------------------------------------------------

   TOTAL MEDIA                                                            6,017
   =============================================================================

   MULTI-UTILITIES [1.3%]
   PG&E                                                    19,600           937
   Sempra Energy                                           12,600           732
   -----------------------------------------------------------------------------

   TOTAL MULTI-UTILITIES                                                  1,669
   =============================================================================

   MULTILINE RETAIL [1.8%]
   JC Penney                                               13,900           881
   Macy's                                                  12,400           401
   Target                                                  15,500           985
   -----------------------------------------------------------------------------

   TOTAL MULTILINE RETAIL                                                 2,267
   =============================================================================

   OFFICE ELECTRONICS [0.7%]
   Xerox*                                                  53,500           928
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 17
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONCLUDED)

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

   OIL, GAS & CONSUMABLE FUELS [7.3%]
   Chevron                                                 26,140   $     2,446
   ConocoPhillips                                          28,280         2,482
   Exxon Mobil                                             13,100         1,213
   Marathon Oil                                            21,300         1,214
   Occidental Petroleum                                    24,400         1,564
   Valero Energy                                            4,900           329
   -----------------------------------------------------------------------------

   TOTAL OIL, GAS & CONSUMABLE FUELS                                      9,248
   =============================================================================

   PAPER & FOREST PRODUCTS [1.0%]
   International Paper                                     24,500           879
   MeadWestvaco                                            12,000           354
   -----------------------------------------------------------------------------

   TOTAL PAPER & FOREST PRODUCTS                                          1,233
   =============================================================================

   PERSONAL PRODUCTS [0.4%]
   Alberto-Culver                                          20,000           496
   =============================================================================

   PHARMACEUTICALS [3.5%]
   Bristol-Myers Squibb                                    66,000         1,902
   Merck                                                   22,000         1,137
   Pfizer                                                  55,500         1,356
   -----------------------------------------------------------------------------

   TOTAL PHARMACEUTICALS                                                  4,395
   =============================================================================

   ROAD & RAIL [1.9%]
   CSX                                                     31,400         1,342
   Norfolk Southern                                        12,600           654
   Ryder System                                             9,300           455
   -----------------------------------------------------------------------------

   TOTAL ROAD & RAIL                                                      2,451
   =============================================================================

   SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT [2.8%]
   Analog Devices                                          17,000           615
   Applied Materials                                       52,500         1,087
   Texas Instruments                                       50,000         1,829
   -----------------------------------------------------------------------------

   TOTAL SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT                                                            3,531
   =============================================================================

   SOFTWARE [0.9%]
   Microsoft                                               37,500         1,105
   =============================================================================

   SPECIALTY RETAIL [0.8%]
   Best Buy                                                14,200           653
   Staples                                                 18,000           387
   -----------------------------------------------------------------------------

   TOTAL SPECIALTY RETAIL                                                 1,040
   =============================================================================

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

   TEXTILES, APPAREL & LUXURY GOODS [0.3%]
   Jones Apparel Group                                     20,000   $       423
   =============================================================================

   THRIFTS & MORTGAGE FINANCE [1.5%]
   Fannie Mae                                              16,000           973
   Washington Mutual                                       26,200           925
   -----------------------------------------------------------------------------

   TOTAL THRIFTS & MORTGAGE FINANCE                                       1,898
   =============================================================================

   WIRELESS TELECOMMUNICATION SERVICES [0.9%]
   Alltel                                                  10,600           738
   Sprint-Nextel                                           24,300           462
   -----------------------------------------------------------------------------

   TOTAL WIRELESS TELECOMMUNICATION SERVICES                              1,200
   =============================================================================

        TOTAL COMMON STOCK
          (Cost $97,943)                                                123,960
        ========================================================================

CASH EQUIVALENTS [2.5%]
   Fidelity Institutional
     Domestic Money Market
     Portfolio, Cl I, 5.25%**                           1,906,814         1,907
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 5.35%**                                      1,283,632         1,284
   -----------------------------------------------------------------------------

        TOTAL CASH EQUIVALENTS
          (Cost $3,191)                                                   3,191
        ========================================================================

        TOTAL INVESTMENTS [100.0%]
          (Cost $101,134)                                           $   127,151
        ========================================================================

PERCENTAGES BASED ON NET ASSETS OF $127,214 ($ THOUSANDS).

*     NON-INCOME PRODUCING SECURITY

**    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2007.

CL -- CLASS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 18
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

 21.5%   Information Technology
 15.6%   Healthcare
 15.2%   Energy
 13.4%   Consumer Staples
 10.1%   Industrials
  9.7%   Consumer Discretionary
  9.4%   Financials
  2.1%   Short-Term Investments
  2.0%   Materials
  1.0%   Utilities

*    Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [98.0%]
   AEROSPACE & DEFENSE [3.7%]
   Boeing                                                   3,300   $       347
   Honeywell International                                 11,000           654
   L-3 Communications Holdings                              3,000           306
   Lockheed Martin                                          5,400           586
   Precision Castparts                                      2,300           340
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                              2,233
   =============================================================================

   AIR FREIGHT & LOGISTICS [0.3%]
   United Parcel Service, Cl B                              2,700           203
   =============================================================================

   BEVERAGES [2.1%]
   Coca-Cola                                                4,200           242
   PepsiCo                                                 14,500         1,062
   -----------------------------------------------------------------------------

   TOTAL BEVERAGES                                                        1,304
   =============================================================================

   BIOTECHNOLOGY [4.0%]
   Amgen*                                                   9,000           509
   Biogen Idec*                                             7,000           464
   Genzyme-General Division*                                6,500           403
   Gilead Sciences*                                        25,400         1,038
   -----------------------------------------------------------------------------

   TOTAL BIOTECHNOLOGY                                                    2,414
   =============================================================================

   CAPITAL MARKETS [3.8%]
   Franklin Resources                                       4,500           574
   Goldman Sachs Group                                      3,400           737
   Lehman Brothers Holdings                                 9,900           611
   T Rowe Price Group                                       7,000           390
   -----------------------------------------------------------------------------

   TOTAL CAPITAL MARKETS                                                  2,312
   =============================================================================

   CHEMICALS [0.5%]
   Monsanto                                                 3,400           291
   =============================================================================

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

   COMMERCIAL BANKS [0.4%]
   Synovus Financial                                        8,300   $       233
   =============================================================================

   COMMERCIAL SERVICES & SUPPLIES [1.0%]
   Robert Half International                               12,400           370
   RR Donnelley & Sons                                      6,300           231
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES & SUPPLIES                                     601
   =============================================================================

   COMMUNICATIONS EQUIPMENT [1.8%]
   Qualcomm                                                25,500         1,078
   =============================================================================

   COMPUTERS & PERIPHERALS [5.3%]
   Apple*                                                   8,075         1,240
   Hewlett-Packard                                          3,823           190
   IBM                                                     11,100         1,308
   SanDisk*                                                 8,500           468
   -----------------------------------------------------------------------------

   TOTAL COMPUTERS & PERIPHERALS                                          3,206
   =============================================================================

   DIVERSIFIED FINANCIAL SERVICES [1.1%]
   CME Group                                                1,200           705
   =============================================================================

   ELECTRIC UTILITIES [0.2%]
   Edison International                                     2,000           111
   =============================================================================

   ENERGY EQUIPMENT & SERVICES [3.7%]
   BJ Services                                             14,100           374
   ENSCO International                                     10,300           578
   Noble                                                   15,100           741
   Transocean*                                              4,900           554
   -----------------------------------------------------------------------------

   TOTAL ENERGY EQUIPMENT & SERVICES                                      2,247
   =============================================================================

   FOOD & STAPLES RETAILING [4.3%]
   CVS                                                     13,843           549
   Sysco                                                   16,100           573
   Wal-Mart Stores                                         34,075         1,487
   -----------------------------------------------------------------------------

   TOTAL FOOD & STAPLES RETAILING                                         2,609
   =============================================================================

   FOOD PRODUCTS [2.6%]
   Archer-Daniels-Midland                                   9,900           328
   Campbell Soup                                            9,700           359
   General Mills                                            4,300           249
   Kellogg                                                 11,300           633
   -----------------------------------------------------------------------------

   TOTAL FOOD PRODUCTS                                                    1,569
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 19
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONTINUED)

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

   HEALTH CARE EQUIPMENT & SUPPLIES [2.7%]
   Bard (C.R.)                                              3,200   $       282
   Stryker*                                                12,800           880
   Zimmer Holdings*                                         6,200           502
   -----------------------------------------------------------------------------

   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 1,664
   =============================================================================

   HEALTH CARE PROVIDERS & SERVICES [2.9%]
   Cardinal Health                                          4,600           287
   McKesson                                                 4,300           253
   Quest Diagnostics                                        5,400           312
   UnitedHealth Group                                      18,700           906
   -----------------------------------------------------------------------------

   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 1,758
   =============================================================================

   HEALTH CARE TECHNOLOGY [0.4%]
   IMS Health                                               7,500           230
   =============================================================================

   HOTELS, RESTAURANTS & LEISURE [2.2%]
   Carnival                                                 6,600           319
   Starbucks*                                              19,500           511
   Yum! Brands                                             14,800           501
   -----------------------------------------------------------------------------

   TOTAL HOTELS, RESTAURANTS & LEISURE                                    1,331
   =============================================================================

   HOUSEHOLD DURABLES [0.3%]
   Harman International Industries                          2,200           190
   =============================================================================

   HOUSEHOLD PRODUCTS [4.4%]
   Colgate-Palmolive                                       11,300           806
   Procter & Gamble                                        26,302         1,850
   -----------------------------------------------------------------------------

   TOTAL HOUSEHOLD PRODUCTS                                               2,656
   =============================================================================

   INDEPENDENT POWER PRODUCERS &
     ENERGY TRADERS [0.8%]
   AES*                                                    24,000           481
   =============================================================================

   INDUSTRIAL CONGLOMERATES [2.5%]
   3M                                                       6,000           561
   General Electric                                        23,575           976
   -----------------------------------------------------------------------------

   TOTAL INDUSTRIAL CONGLOMERATES                                         1,537
   =============================================================================

   INSURANCE [2.8%]
   Aflac                                                    6,600           376
   American International Group                            14,000           947
   MetLife                                                  5,200           363
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        1,686
   =============================================================================

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

   INTERNET SOFTWARE & SERVICES [3.5%]
   eBay*                                                   21,175   $       826
   Google, Cl A*                                            1,600           908
   Yahoo!*                                                 15,000           402
   -----------------------------------------------------------------------------

   TOTAL INTERNET SOFTWARE & SERVICES                                     2,136
   =============================================================================

   IT SERVICES [0.4%]
   Cognizant Technology Solutions, Cl A*                    3,000           239
   =============================================================================

   MACHINERY [2.6%]
   Caterpillar                                             12,000           941
   Danaher                                                  7,600           629
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                        1,570
   =============================================================================

   MEDIA [2.6%]
   Comcast Cl A*                                           12,150           294
   DIRECTV Group*                                          20,500           498
   McGraw-Hill                                             10,600           540
   Time Warner                                             13,100           240
   -----------------------------------------------------------------------------

   TOTAL MEDIA                                                            1,572
   =============================================================================

   METALS & MINING [1.2%]
   Freeport-McMoRan Copper & Gold, Cl B                     4,400           461
   Nucor                                                    4,200           250
   -----------------------------------------------------------------------------

   TOTAL METALS & MINING                                                    711
   =============================================================================

   MULTILINE RETAIL [1.4%]
   Kohl's*                                                  6,800           390
   Target                                                   7,500           477
   -----------------------------------------------------------------------------

   TOTAL MULTILINE RETAIL                                                   867
   =============================================================================

   OIL, GAS & CONSUMABLE FUELS [11.5%]
   Anadarko Petroleum                                       8,000           430
   Chevron                                                 18,000         1,685
   Exxon Mobil                                             32,000         2,962
   Occidental Petroleum                                     4,800           308
   Sunoco                                                   6,700           474
   Valero Energy                                            2,000           134
   XTO Energy                                              16,400         1,014
   -----------------------------------------------------------------------------

   TOTAL OIL, GAS & CONSUMABLE FUELS                                      7,007
   =============================================================================

   PAPER & FOREST PRODUCTS [0.3%]
   International Paper                                      6,000           215
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 20
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONCLUDED)

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

   PHARMACEUTICALS [5.7%]
   Forest Laboratories*                                    11,700   $       437
   Johnson & Johnson                                       25,164         1,653
   Pfizer                                                  26,400           645
   Wyeth                                                   16,050           715
   -----------------------------------------------------------------------------

   TOTAL PHARMACEUTICALS                                                  3,450
   =============================================================================

   REAL ESTATE INVESTMENT TRUSTS (REITS) [0.8%]
   Simon Property Group                                     4,700           470
   =============================================================================

   REAL ESTATE MANAGEMENT & DEVELOPMENT [0.5%]
   CB Richard Ellis Group, Cl A*                           12,300           342
   =============================================================================

   SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT [3.4%]
   Applied Materials                                       16,850           349
   Broadcom, Cl A*                                          9,050           330
   Intel                                                   17,300           447
   Linear Technology                                       12,900           451
   Texas Instruments                                       14,400           527
   -----------------------------------------------------------------------------

   TOTAL SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT                                                            2,104
   =============================================================================

   SOFTWARE [7.1%]
   Adobe Systems*                                          10,100           441
   Autodesk*                                               10,600           530
   Citrix Systems*                                          8,275           334
   Microsoft                                               57,180         1,684
   Oracle*                                                 29,265           633
   Symantec*                                               37,700           731
   -----------------------------------------------------------------------------

   TOTAL SOFTWARE                                                         4,353
   =============================================================================

   SPECIALTY RETAIL [1.7%]
   Best Buy                                                 9,200           424
   Lowe's                                                  17,600           493
   Staples                                                  4,700           101
   -----------------------------------------------------------------------------

   TOTAL SPECIALTY RETAIL                                                 1,018
   =============================================================================

   TEXTILES, APPAREL & LUXURY GOODS [1.5%]
   Coach*                                                  14,000           662
   Nike, Cl B                                               4,500           264
   -----------------------------------------------------------------------------

   TOTAL TEXTILES, APPAREL & LUXURY GOODS                                   926
   =============================================================================

         TOTAL COMMON STOCK
           (Cost $49,360)                                                59,629
         =======================================================================

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

CASH EQUIVALENTS [2.1%]
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.25%**                                        668,202   $       668
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 5.35%**                                        602,478           602
   -----------------------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $1,270)                                                  1,270
         =======================================================================

         TOTAL INVESTMENTS [100.1%]
           (Cost $50,630)                                           $    60,899
         =======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $60,847 ($ THOUSANDS).

*    NON-INCOME PRODUCING SECURITY

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2007.

CL -- CLASS

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 21
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

26.3%    Financials
23.4%    Consumer Discretionary
14.4%    Energy
 6.7%    Short-Term Investment
 6.4%    Materials
 5.3%    Industrials
 4.6%    Information Technology
 4.6%    Consumer Staples
 2.2%    Healthcare
 2.2%    Telecommunication Services
 2.1%    Utilities
 1.8%    Common Stock

*     Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [92.7%]
   AUTO COMPONENTS [2.1%]
   GenTek*                                                 41,215   $     1,240
   =============================================================================

   CHEMICALS [4.3%]
   Spartech                                               150,800         2,573
   =============================================================================

   DIVERSIFIED CONSUMER SERVICES [2.3%]
   Coinstar*                                               42,800         1,377
   =============================================================================

   ELECTRIC UTILITIES [2.2%]
   Sierra Pacific Resources                                82,000         1,290
   =============================================================================

   ELECTRONIC EQUIPMENT & INSTRUMENTS [2.4%]
   LoJack*                                                 76,600         1,452
   =============================================================================

   ENERGY EQUIPMENT & SERVICES [4.3%]
   Carbo Ceramics                                          29,800         1,512
   Exterran Holdings*                                      13,422         1,078
   -----------------------------------------------------------------------------

   TOTAL ENERGY EQUIPMENT & SERVICES                                      2,590
   =============================================================================

   FINANCIAL SERVICES-SPECIAL PURPOSE
     ACQUISITION [1.6%]
   Symmetry Holdings*                                     131,000           979
   =============================================================================

   FOOD PRODUCTS [4.6%]
   Ralcorp Holdings*                                       49,600         2,769
   =============================================================================

   HOTELS RESTAURANTS & LEISURE [5.5%]
   IHOP                                                    18,000         1,140
   Triarc, Cl B                                           172,900         2,163
   -----------------------------------------------------------------------------

   TOTAL HOTELS RESTAURANTS & LEISURE                                     3,303
   =============================================================================

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

   INSURANCE [17.1%]
   Alleghany*                                               6,300   $     2,558
   Conseco*                                               117,700         1,883
   Hilb Rogal & Hobbs                                      31,925         1,383
   Montpelier Re Holdings                                 100,000         1,770
   White Mountains Insurance Group                          5,000         2,599
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                       10,193
   =============================================================================

   LIFE SCIENCES TOOLS & SERVICES [2.2%]
   PerkinElmer                                             45,500         1,329
   =============================================================================

   MACHINERY [5.1%]
   Actuant, Cl A                                           26,600         1,728
   IDEX                                                    35,800         1,303
   -----------------------------------------------------------------------------
   TOTAL MACHINERY                                                        3,031
   =============================================================================

   MEDIA [11.8%]
   Cumulus Media, Cl A*                                   122,900         1,256
   Fisher Communications*                                  53,300         2,658
   Lodgenet Entertainment*                                122,870         3,116
   -----------------------------------------------------------------------------

   TOTAL MEDIA                                                            7,030
   =============================================================================

   METALS & MINING [2.3%]
   Compass Minerals International                          39,500         1,345
   =============================================================================

   MULTILINE RETAIL [2.1%]
   99 Cents Only Stores*                                  124,100         1,274
   =============================================================================

   OIL, GAS & CONSUMABLE FUELS [10.3%]
   Alpha Natural Resources*                                97,500         2,265
   Edge Petroleum                                         103,200         1,325
   Rosetta Resources*                                     140,700         2,580
   -----------------------------------------------------------------------------

   TOTAL OIL, GAS & CONSUMABLE FUELS                                      6,170
   =============================================================================

   REAL ESTATE INVESTMENT TRUSTS (REITS) [8.0%]
   Annaly Capital Management                              200,000         3,186
   Capital Trust, Cl A                                     45,300         1,608
   -----------------------------------------------------------------------------

   TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                            4,794
   =============================================================================

   SOFTWARE [2.3%]
   Fair Isaac                                              37,900         1,368
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 22
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND (CONCLUDED)


DESCRIPTION                               SHARES/FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   WIRELESS TELECOMMUNICATION SERVICES [2.2%]
   iPCS                                                    38,000   $     1,307
   =============================================================================

         TOTAL COMMON STOCK
           (Cost $44,117)                                                55,414
         =======================================================================

CORPORATE BONDS [2.0%]
   FINANCIAL SERVICES [1.7%]
   Labranche (A)
     9.500%, 05/15/09                                $      1,000           990
   =============================================================================

   LABORATORY EQUIPMENT [0.3%]
   Sea Containers, Ser B (B)
     10.750%, 10/15/06                                        250           180
   =============================================================================

         TOTAL CORPORATE BONDS
           (Cost $1,257)                                                  1,170
         =======================================================================

WARRANTS [0.2%]
   Symmetry,*
     Expires 03/07/11                                      72,000            94
   -----------------------------------------------------------------------------

         TOTAL WARRANTS
           (Cost $103)                                                       94
         =======================================================================

REPURCHASE AGREEMENT (C) [6.8%]
   Morgan Stanley,
     4.500%, dated 9/28/07,
     to be repurchased on 10/01/07,
     repurchase price $4,089,823
     (collateralized by a U.S. Treasury
     Note, par value $3,191,279,
     4.250%, 1/15/10; with total
     market value $4,170,608)                               4,088         4,088
   -----------------------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENT
           (Cost $4,088)                                                  4,088
         =======================================================================

         TOTAL INVESTMENTS [101.7%]
           (Cost $49,565)                                           $    60,766
         =======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $59,759 ($THOUSANDS).

*     NON-INCOME PRODUCING SECURITY

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON SEPTEMBER 30, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $990 ($THOUSANDS), REPRESENTING 1.7% OF THE NET ASSETS OF THE FUND.

(B)   IN DEFAULT ON INTEREST PAYMENTS

(C)   TRI-PARTY REPURCHASE AGREEMENT

CL  -- CLASS
SER -- SERIES

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 23
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CORPORATE BOND FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)*:

40.2%    Financials
27.2%    Industrial
 8.0%    Bank
 7.2%    U.S. Government Mortgage-Backed Obligations
 5.6%    Telephone
 2.7%    Utilities
 2.4%    Commercial Paper
 1.9%    Short-Term Investment
 1.5%    Municipal Bond
 1.3%    U.S. Treasury Obligations
 1.0%    Gas Transmission
 0.7%    Foreign Governments
 0.2%    Mortgage-Backed
 0.1%    Transportation

*     Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [84.5%]
   AIR TRANSPORTATION [0.1%]
   Federal Express, Ser A2
      7.890%, 09/23/08                               $         67   $        68
   =============================================================================

   AUTOMOTIVE [0.9%]
   DaimlerChrysler
      5.875%, 03/15/11                                        570           578
   =============================================================================

   BANKS [10.6%]
   Bank of America
      5.300%, 03/15/17                                      1,000           970
   Bankers Trust
      7.250%, 10/15/11                                        500           540
   Crestar Finance
      6.500%, 01/15/08                                      1,035         1,040
   Deutsche Bank
      7.500%, 04/25/09                                        500           519
   JPMorgan Chase
      7.125%, 06/15/09                                        675           697
   Wachovia Bank
      4.800%, 11/01/14                                      1,270         1,209
   Wells Fargo
      4.625%, 08/09/10                                      1,000           990
      4.000%, 08/15/08                                        765           757
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                            6,722
   =============================================================================

   BEAUTY PRODUCTS [1.3%]
   Avon Products
      7.150%, 11/15/09                                        800           839
   =============================================================================

   CHEMICALS [0.3%]
   Praxair
      6.625%, 10/15/07                                        200           200
   =============================================================================

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   COMMUNICATION & MEDIA [4.1%]
   AOL Time Warner
      6.750%, 04/15/11                               $        415   $       432
   Comcast Cable Communications
      Holdings
      8.375%, 03/15/13                                        440           493
   News America Holdings
      9.250%, 02/01/13                                        450           521
   Walt Disney
      5.700%, 07/15/11                                      1,100         1,116
   -----------------------------------------------------------------------------

   TOTAL COMMUNICATION & MEDIA                                            2,562
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [3.0%]
   Cisco Systems
      5.500%, 02/22/16                                      1,000           993
   IBM, MTN
      4.375%, 06/01/09                                        900           899
   -----------------------------------------------------------------------------

   TOTAL COMPUTERS SYSTEM DESIGN
     & SERVICES                                                           1,892
   =============================================================================

   DRUGS [1.6%]
   Abbott Laboratories
      5.375%, 05/15/09                                      1,000         1,010
   =============================================================================

   ELECTRICAL SERVICES [2.7%]
   American Electric Power
      5.250%, 06/01/15                                        490           468
   Iowa Electric Light & Power
      6.000%, 10/01/08                                        200           201
   WPS Resources
      7.000%, 11/01/09                                      1,000         1,031
   -----------------------------------------------------------------------------

   TOTAL ELECTRICAL SERVICES                                              1,700
   =============================================================================

   FINANCE AUTO LOANS [1.6%]
   American Honda Finance
      5.125%, 12/15/10                                      1,000         1,014
   =============================================================================

   FINANCIAL SERVICES [20.7%]
   American General Finance MTN
      5.750%, 09/15/16                                        500           485
   American General Finance,
      Ser I, MTN
      4.625%, 05/15/09                                      1,000           991
   Boeing Capital
      6.500%, 02/15/12                                        930           980
   CIT Group
      5.400%, 03/07/13                                      1,000           938

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 24
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Citigroup
      5.850%, 08/02/16                               $      1,000   $     1,012
   ConocoPhillips Canada Funding
      5.625%, 10/15/16                                        600           598
   General Electric Capital,
      Ser A, MTN
      6.875%, 11/15/10                                        250           264
      6.000%, 06/15/12                                      1,540         1,588
   HSBC Finance
      5.250%, 04/15/15                                      1,250         1,197
   John Deere Capital
      4.625%, 04/15/09                                        750           746
   MBNA
      4.625%, 09/15/08                                        430           428
   National Rural Utilities,
      Ser C, MTN
      7.250%, 03/01/12                                      1,000         1,067
   SLM, Ser A, MTN
      5.440%, 01/25/08                                      1,000           998
   Toyota Motor Credit
      4.350%, 12/15/10                                      1,800         1,789
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                              13,081
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [8.4%]
   Anheuser-Busch
      7.500%, 03/15/12                                      1,190         1,297
   Bottling Group
      5.500%, 04/01/16                                      1,000         1,001
   Diageo Capital
      3.375%, 03/20/08                                      1,000           990
   General Mills
      6.000%, 02/15/12                                        560           572
   PepsiCo
      5.150%, 05/15/12                                      1,425         1,440
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                         5,300
   =============================================================================

   FOREIGN GOVERNMENTS [0.7%]
   United Mexican States
      5.875%, 01/15/14                                        450           463
   =============================================================================

   INSURANCE [5.8%]
   Aflac
      6.500%, 04/15/09                                      1,150         1,173
   AXA Financial
      7.750%, 08/01/10                                      1,000         1,073
   Berkshire Hathaway Finance
      4.125%, 01/15/10                                      1,475         1,450
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        3,696
   =============================================================================

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   INVESTMENT BANKER/BROKER DEALER [9.7%]
   Citigroup
      5.500%, 02/15/17                               $        250   $       246
   Credit Suisse
      5.500%, 08/15/13                                      1,250         1,249
   Goldman Sachs Group
      5.625%, 01/15/17                                      1,260         1,222
   Jefferies Group
      5.500%, 03/15/16                                        665           620
   JP Morgan Chase
      6.750%, 02/01/11                                        500           525
   Merrill Lynch, Ser C, MTN
      4.250%, 02/08/10                                      1,275         1,253
   Morgan Stanley
      6.750%, 04/15/11                                         30            31
      3.875%, 01/15/09                                      1,000           985
   -----------------------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                                  6,131
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [1.5%]
   ConocoPhillips
      6.375%, 03/30/09                                        305           312
   Duke Capital
      5.500%, 03/01/14                                        625           609
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                          921
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [0.1%]
   Kimco Realty, Ser B, MTN
      7.860%, 11/01/07                                         67            67
   =============================================================================

   RETAIL [4.6%]
   Home Depot
      5.250%, 12/16/13                                      1,000           960
   Kohl's
      6.300%, 03/01/11                                      1,000         1,030
   Kroger
      5.500%, 02/01/13                                        450           450
   Target
      5.875%, 07/15/16                                        500           500
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                           2,940
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [5.6%]
   Bellsouth
      4.200%, 09/15/09                                      1,000           985
   Deutsche Telekom International
      Finance
      5.250%, 07/22/13                                        475           465
   New Cingular Wireless Services
      8.125%, 05/01/12                                        400           443

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 25
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONCLUDED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Sprint Capital
      8.375%, 03/15/12                               $        550   $       606
   Verizon Communications
      7.250%, 12/01/10                                         25            27
      5.550%, 02/15/16                                      1,000           990
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  3,516
   =============================================================================

   WASTE DISPOSAL [1.2%]
   Waste Management
      6.875%, 05/15/09                                        735            76
   =============================================================================

         TOTAL CORPORATE BONDS
            (Cost $53,602)                                               53,460
         =======================================================================

U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATIONS [7.2%]
   FFCB REMIC, Ser IA4, Cl 1
      5.770%, 02/14/14                                        995         1,012
   FHLMC REMIC, Ser 2982,
      Cl NB
      5.500%, 02/15/29                                        340           341
   FHLMC REMIC, Ser R004,
      Cl Al
      5.125%, 12/15/13                                        944           942
   FNMA REMIC, Ser 2002-56,
      Cl MC
      5.500%, 09/25/17                                      1,075         1,087
   FNMA REMIC, Ser 2006,
      Cl AB
      6.000%, 06/25/16                                        164           165
   FNMA REMIC, Ser 2007-B1,
      Cl BE
      5.450%, 12/25/20                                        979           976
   -----------------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT MORTGAGE-
            BACKED OBLIGATIONS
            (Cost $4,496)                                                 4,523
         =======================================================================

U.S. TREASURY OBLIGATIONS [1.2%]
   U.S. Treasury Bond
      4.625%, 02/15/17                                        230           231
   U.S. Treasury Inflation Index Notes
      2.000%, 01/15/14                                        564           556
   -----------------------------------------------------------------------------

         TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $809)                                                     787
         =======================================================================


DESCRIPTION                              FACE AMOUNT (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BOND [1.5%]
   CALIFORNIA [1.5%]
   City of Industry, Sales Tax
      Project, RB, MBIA
      5.000%, 01/01/12                               $        955   $       949
   =============================================================================

         TOTAL MUNICIPAL BOND
            (Cost $978)                                                     949
         =======================================================================

MORTGAGE-BACKED SECURITY [0.2%]
   Residential Asset Mortgage
      Products, Ser 2003-RS5, Cl AI4
      3.700%, 09/25/31                                        158           156
   -----------------------------------------------------------------------------

         TOTAL MORTGAGE-BACKED SECURITY
            (Cost $156)                                                     156
         =======================================================================

COMMERCIAL PAPER [2.4%]
   BANKS [2.4%]
   Lloyds (A)
      5.043%, 10/15/07                                      1,500         1,497
   =============================================================================

         TOTAL COMMERCIAL PAPER
            (Cost $1,497)                                                 1,497
         =======================================================================

CASH EQUIVALENT [1.9%]
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 5.25%*                                      1,178,699         1,179
   -----------------------------------------------------------------------------

         TOTAL CASH EQUIVALENT
            (Cost $1,179)                                                 1,179
         =======================================================================

         TOTAL INVESTMENTS [98.9%]
           (Cost $62,717)                                           $    62,551
         =======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $63,253 ($THOUSANDS).

*     RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2007.

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 26
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

GOVERNMENT BOND FUND

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

63.5%   U.S. Government Mortgage-Backed Obligations
34.3%   U.S. Government Agency Obligations
 2.2%   Short-Term Investments

*     Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [63.1%]
     FFCB REMIC, Ser IA2, Cl 1
       5.220%, 10/21/13                              $      1,226   $     1,246
     FFCB REMIC, Ser IA3, Cl 1
       5.370%, 09/25/13                                     3,922         3,934
     FFCB REMIC, Ser IA4, Cl 1
       5.770%, 02/14/14                                     1,623         1,649
     FHLMC REMIC, Ser R002,
       Cl AH
       4.750%, 07/15/15                                     2,102         2,078
     FHLMC REMIC, Ser R003,
       Cl AG
       5.125%, 10/15/15                                     2,218         2,210
     FHLMC REMIC, Ser R005,
       Cl AB
       5.500%, 12/15/18                                     2,513         2,511
     FHLMC REMIC, Ser R007,
       Cl AC
       5.875%, 05/15/16                                     2,186         2,204
     FHLMC REMIC, Ser R009,
       Cl AK
       5.750%, 12/15/18                                     2,355         2,369
     FHLMC REMIC, Ser R010,
       Cl AB
       5.500%, 12/15/19                                     2,747         2,742
     FHLMC REMIC, Ser R011,
       Cl AB
       5.500%, 12/15/20                                     1,887         1,882
     FHLMC REMIC, Ser R012,
       Cl AB
       5.500%, 12/15/20                                     2,750         2,743
     FHMLC REMIC, Ser R013,
       Cl AB
       6.000%, 12/15/21                                     2,910         2,941
     FNMA ARM (A)
       4.575%, 03/01/34                                       926           911
     FNMA REMIC, Ser 119,
       Cl DG
       5.500%, 01/25/36                                     1,552         1,542
     FNMA REMIC, Ser R009,
       Cl AJ
       5.750%, 12/15/18                                     2,828         2,845

--------------------------------------------------------------------------------

DESCRIPTION                              FACE AMOUNT (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------

     GNMA ARM (A)
       5.000%, 08/20/35                              $        101   $       101
       4.500%, 04/20/35                                       947           943
     ---------------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
           OBLIGATIONS
           (Cost $34,746)                                                34,851
         =======================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [34.1%]
     FHLB
       6.200%, 03/22/21                                     2,000         1,996
       5.250%, 10/14/11                                     2,500         2,517
       5.000%, 12/11/15                                     2,500         2,513
     FHLB DN (B)
       4.920%, 10/05/07                                     2,000         1,999
     FNMA
       7.125%, 06/15/10                                     2,000         2,136
       6.625%, 09/15/09                                     4,000         4,165
       5.500%, 03/15/11                                     1,000         1,032
       5.010%, 11/10/10                                     2,500         2,501
     ---------------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $18,783)                                                18,859
         =======================================================================

CASH EQUIVALENT [1.3%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.25%*                                       715,651           716
     ---------------------------------------------------------------------------

         TOTAL CASH EQUIVALENT
           (Cost $716)                                                      716
         =======================================================================

REPURCHASE AGREEMENT [0.9%]
     Lehman Brothers
       5.050%, dated 09/28/07,
       repurchased on 10/01/07,
       repurchase price $500,210
       (collateralized by a U.S.
       Government obligation,
       par value $525,000, 5.500%,
       11/15/35; with total market
       value $510,560)                                        500           500
     ---------------------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENT
           (Cost $500)                                                      500
         =======================================================================

         TOTAL INVESTMENTS [99.4%]
           (COST $54,745)                                           $    54,926
         =======================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 27
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

GOVERNMENT BOND FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $55,238 ($THOUSANDS).

*     RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2007.

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) ZERO COUPON SECURITY. THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

ARM -- ADJUSTABLE RATE MORTGAGE
CL -- CLASS
DN -- DISCOUNT NOTE
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 28
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

28.3%    Education
17.6%    General Obligation
12.4%    Public Facilities
10.8%    General Revenue
10.1%    Water
 5.9%    Industrial Development
 5.2%    Utilities
 4.0%    Power
 2.8%    Healthcare
 1.1%    Short-Term Investment
 1.0%    Transportation
 0.8%    Airports

*     Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BOND [99.3%]
   ALABAMA [2.3%]
   Jefferson County, Public Building
     Authority, RB, AMBAC
     Callable 04/01/16 @ 100
     5.125%, 04/01/19                                $        500   $       535
   Jefferson County, Sewer
     Authority, Ser B-8, RB, FSA
     Callable 02/01/10 @ 100
     5.250%, 02/01/14                                         250           259
   -----------------------------------------------------------------------------

   TOTAL ALABAMA                                                            794
   =============================================================================

   ARIZONA [1.0%]
   Arizona State, University Board
     Regents, Ser A, COP
     4.250%, 06/01/13                                         350           361
   =============================================================================

   CALIFORNIA [84.2%]
   Anaheim, Public Financing
     Authority, Distribution
     SystemProject, Second Lien,
     RB, MBIA
     5.000%, 10/01/08                                         250           254
   Bay Area Infrastructure Financing
     Authority, State Payment
     Acceleration Project, RB, XLCA
     Callable 08/01/11 @ 100
     5.000%, 08/01/14                                         500           525
   Beverly Hills, Unified School
     District Authority, Ser B, GO
     Pre-Refunded @ 101 (A)
     4.700%, 06/01/08                                          50            51

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Big Bear Lake, Water
     Authority, RB, MBIA
     6.000%, 04/01/11                                $        200   $       211
   Burbank, Public Financing
     Authority, Golden State
     Redevelopment Project,
     Ser A, TA, AMBAC
     Callable 12/01/13 @ 100
     5.250%, 12/01/18                                         100           107
   Burbank, Public Financing
     Authority, Golden State
     Redevelopment Project,
     Ser A, TA, AMBAC
     Pre-Refunded @ 100 (A)
     5.250%, 12/01/13                                          75            82
   California State, Daily
     Kindergarten University
     Project, Ser A, GO (B)
     3.900%, 05/01/34                                         400           400
   California State, Department of
     Water Resources, Power Supply
     Project, Ser A, RB, AMBAC
     Callable 05/01/12 @ 101
     5.500%, 05/01/15                                         600           652
   California State, Department of
     Water Resources, Ser W,
     RB, FSA
     5.500%, 12/01/13                                         400           443
   California State, Economic
     Recover Authority, Ser A, GO
     5.250%, 01/01/11                                         500           526
   California State, Educational
     Facilities Authority, Pooled
     College & University Projects,
     Ser A, RB
     4.300%, 04/01/09                                         100           101
   California State, Educational
     Facilities Authority, University
     of San Francisco, RB, MBIA
     6.000%, 10/01/08                                         300           308
   California State, GO
     5.000%, 04/01/10                                         215           222
     5.000%, 08/01/14                                         500           538
   California State, GO
     Callable 02/01/12 @ 100
     5.000%, 02/01/18                                         175           182
   California State, GO
     Callable 08/01/13 @ 100
     5.250%, 02/01/21                                         250           265
   California State, GO
     Callable 10/01/16 @ 100
     5.000%, 10/01/17                                         500           537

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 29
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   California State, GO
     Pre-Refunded @ 100 (A)
     5.250%, 09/01/10                                $        200   $       210
     5.250%, 10/01/10                                          70            74
     5.000%, 02/01/12                                         400           424
   California State, GO, FGIC
     5.500%, 02/01/10                                         340           355
   California State, Health Facilities
     Financing Authority,
     Cedars-Sinai Medical Center
     Project, Ser A, RB
     Pre-Refunded @ 101 (A)
     6.250%, 12/01/09                                         490           523
   California State, Infrastructure &
     Economic Authority, Bay Area
     Toll Bridges Project, Ser A,
     RB, FSA
     Pre-Refunded @ 100 (A)
     5.250%, 07/01/13                                         125           136
   California State, Infrastructure &
     Economic Authority, Energy
     Efficiency Master Trust,
     Ser A, RB
     5.000%, 03/01/11                                         315           330
   California State, Public Works
     Board Lease, California State
     University, Ser C, RB
     5.000%, 10/01/07                                         100           100
   California State, Public Works
     Board Lease, Department of
     Corrections Project,
     Ser B, RB, MBIA
     Callable 09/01/08 @ 101
     5.000%, 09/01/21                                         100           102
   California State, Public Works
     Board Lease, Department of
     Corrections Project, Ser C, RB
     Callable 12/01/13 @ 100
     5.500%, 06/01/16                                         500           546
   California State, Public Works
     Board Lease, Department of
     Corrections, Ser A, RB
     Callable 09/01/08 @ 101
     5.250%, 09/01/15                                         250           256
   California State, Public Works
     Board Lease, Department of
     Corrections, Ser D, RB, FSA
     5.250%, 06/01/15                                         500           540

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   California State, Public Works
     Board Lease, Department of
     Corrections-State Prisons
     Project, Ser A, RB, AMBAC
     5.250%, 12/01/13                                $        600   $       640
   California State, Public Works
     Board Lease, Department of
     Corrections-Ten Administration,
     Ser A, RB, AMBAC
     Callable 03/01/12 @ 100
     5.250%, 03/01/18                                         155           163
   California State, Public Works
     Board Lease, Trustees California
     State University, Ser A, RB
     Callable 10/01/08 @ 101
     5.250%, 10/01/11                                         100           102
   California State, Public Works
     Board Lease, Various University
     Projects, RB, MBIA
     5.500%, 06/01/14                                         250           270
   California State, Systemwide
     Project, Ser A, RB, FSA
     4.000%, 11/01/14                                         300           308
   California State, University of
     California, Ser K, RB, MBIA
     Pre-Refunded @ 101 (A)
     5.000%, 09/01/08                                         150           154
   California Statewide, Communities
     Development Authority, Irvine-
     UCI East Apartments Project, RB
     Pre-Refunded @ 100 (A)
     5.625%, 05/15/15                                         360           408
   Castaic Lake, Water Agency, Water
     Systems Improvement Project,
     Ser A, COP, MBIA
     7.000%, 08/01/13                                         300           352
   Coachella Valley, Water District
     Authority, Flood Control
     Project, COP, AMBAC
     Callable 10/01/07 @ 102
     5.000%, 10/01/11                                         250           255
   Compton, Community College
     Authority, Ser 2004-A,
     GO, MBIA
     Callable 07/01/14 @ 100
     5.250%, 07/01/21                                         605           656
   Corona, Public Financing
     Authority, City Hall Project,
     Ser B, RB, MBIA
     Callable 09/01/12 @ 100
     5.250%, 09/01/16                                         350           376

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 30
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Culver City, Redevelopment
      Finance Authority, TA, AMBAC
      5.500%, 11/01/14                               $         75   $        80
   Escondido, Union School District,
      Refunding & Financing Project,
      COP, MBIA
      4.750%, 07/01/19                                        735           778
   Fillmore, Public Financing
      Authority, Water Recycling
      Financing Project, RB, CIFG
      5.250%, 05/01/23                                        250           273
   Fresno, Unified School District,
      Election 2001 Project,
      Ser D, GO
      5.000%, 08/01/17                                        200           216
   Fruitvale, School District, GO, FSA
      Callable 08/01/09 @ 102
      5.000%, 08/01/19                                        200           208
   Golden State, Tobacco Settlement,
      Ser A, RB
      Callable 06/01/09 @ 100
      5.000%, 06/01/19                                        250           252
   Golden State, Tobacco Settlement,
      Ser A, RB
      Callable 06/01/10 @ 100
      5.000%, 06/01/20                                        500           512
   Golden State, Tobacco Settlement,
      Ser B, RB
      Pre-Refunded @ 100 (A)
      5.750%, 06/01/08                                        250           254
   Hawthorne, School District,
      COP, FSA
      Pre-Refunded @ 101 (A)
      6.000%, 11/01/10                                        500           541
   Indio, Public Financing Authority,
      Public Capital Improvement
      Project, Ser B, RB, AMBAC (C)
      3.800%, 11/01/37                                        500           501
   Kern, High School District,
      GO, ETM
      7.100%, 08/01/12                                        290           336
   Los Angeles County, Public Works
      Finance Authority, Master
      Refunding Project, Ser A, RB,
      MBIA
      5.000%, 12/01/11                                        400           423
   Los Angeles County, Public Works
      Finance Authority, Regional
      Park & Open Project, Ser A, RB
      Pre-Refunded @ 101 (A)
      5.500%, 10/01/07                                        325           328

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Los Angeles, Municipal
      Improvement Authority,
      Central Library Project, Ser A,
      RB, MBIA
      5.250%, 06/01/13                               $        230   $       250
   Los Angeles, Property Tax Project,
      Ser A, GO, MBIA
      4.000%, 09/01/09                                        250           253
   Los Angeles, Wastewater Systems
      Authority, RB, FSA
      4.500%, 06/01/09                                        250           254
   Los Angeles, Wastewater Systems
      Authority, Sub-Ser B, RB,
      MBIA
      5.000%, 06/01/10                                        500           520
   M-S-R Public Power Agency,
      San Juan Project, Ser G,
      RB, MBIA
      Callable 07/01/07 @ 101
      5.250%, 07/01/11                                        100           101
   Metropolitan Water District,
      Southern California Waterworks
      Authority, RB
      5.750%, 07/01/09                                        500           520
   Northern California, Gas
      Authority No. 1, Ser A, RB
      5.000%, 07/01/10                                        500           514
   Northern California, Transmission
      Resource Authority, Ore
      Transmission Project, Ser A,
      RB, MBIA
      7.000%, 05/01/13                                        250           283
   Oakland, Joint Powers Financing
      Authority, Oakland Convention
      Center Project, RB, AMBAC
      5.500%, 10/01/11                                        455           489
   Oakland, Redevelopment Agency,
      Central District Redevelopment
      Project, TA, AMBAC
      5.500%, 02/01/14                                        475           502
   Oakland, State Building Authority,
      Elihu M Harris Project, Ser A,
      RB, AMBAC
      Pre-Refunded @ 101 (A)
      5.500%, 04/01/08                                        100           102
   Oakland, United School District,
      Alameda County Project, GO
      5.000%, 08/01/16                                        250           273
   Oakley, Civic Center Project, COP
      4.000%, 05/01/12                                        230           234
   Oxnard, School District, Election
      2006 Project, Ser A, GO, CIFG
      6.750%, 08/01/11                                        300           334

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 31
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Palm Springs, Financing Authority,
      Public Capital Improvement
      Lease Project, RB, AMBAC
      Callable 04/01/17 @ 100
      5.000%, 04/01/20                               $        470   $       502
   Pinole, Redevelopment Agency
      Project, TA, FSA
      Callable 08/01/09 @ 101
      5.250%, 08/01/14                                        100           104
   Redwoods, Community College,
      2004 Election Project, Ser A,
      GO, MBIA
      5.000%, 08/01/23                                        420           439
   Riverside, RB
      Callable 10/01/08 @ 101
      5.375%, 10/01/12                                         90            93
   Riverside, RB
      Pre-Refunded @ 101 (A)
      5.375%, 10/01/08                                         10            10
   Rowland, Unified School District,
      Ser A, GO
      Callable 08/01/16 @ 100
      5.000%, 08/01/20                                        290           310
   Sacramento County, Animal Care/
      Youth Detention Project,
      COP, AMBAC
      Callable 10/01/17 @ 100
      5.000%, 10/01/22                                        400           424
   Sacramento County, Sanitation
      District Funding Authority,
      RB, ETM
      Callable 11/05/07 @ 101
      5.000%, 12/01/07                                        100           100
   Sacramento, City Unified School
      District, Ser A, GO, FSA
      4.250%, 07/01/09                                         75            76
   San Diego, Unified School District,
      Election 1998 Project, Ser B-1,
      GO, MBIA
      5.000%, 07/01/17                                      1,000         1,093
   San Diego, Unified School District,
      Election 1998 Project,
      Ser E, GO, FSA
      Callable 07/01/13 @ 100
      5.000%, 07/01/28                                        400           428
   San Diego, University School
      District, Election 1998 Project,
      Ser E, GO, FSA
      Callable 07/01/13 @ 101
      5.250%, 07/01/16                                        100           109

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   San Francisco (City & County),
      Airports Commission Authority,
      Second Ser-27B, RB, FGIC
      Callable 05/01/11 @ 100
      5.250%, 05/01/12                               $        250   $       264
   San Francisco (City & County), GO
      Callable 06/15/10 @ 102
      5.000%, 06/15/11                                        235           247
   San Jose, University School
      District, Ser A, GO, FSA
      Callable 08/01/11 @ 101
      5.375%, 08/01/19                                        150           160
   San Ysidro, School District,
      Election 1997 Project, Ser C,
      GO, MBIA
      6.000%, 08/01/11                                        205           223
   Sanger, Unified School District,
      GO, MBIA
      5.350%, 08/01/15                                        250           268
   Santa Monica, Community
      College District, 2004 Election
      Project, Ser A, GO, MBIA
      Pre-Refunded @ 100 (A)
      5.000%, 05/01/15                                        400           436
   Santa Monica, Public Safety
      Facilities Project, RB
      Callable 07/01/09 @ 101
      5.250%, 07/01/14                                        100           104
   Solano County, COP, MBIA
      Pre-Refunded @ 100 (A)
      5.250%, 11/01/12                                        100           108
   Southern California, Metropolitan
      Water District Authority,
      Ser A, RB
      5.750%, 07/01/21                                        280           322
   Southern California, Metropolitan
      Water District Authority,
      Ser B-3, RB (C)
      3.860%, 07/01/35                                        400           400
   Southern Kern, Unified School
      District, Ser A, GO, FGIC
      Callable 11/01/13 @ 100
      4.500%, 11/01/18                                        220           228
   Tamalpais, Unified High School
      District, GO, MBIA
      Callable 08/01/11 @ 101
      4.875%, 08/01/17                                        100           105
   Vallejo, City Unified School
      District, Election 1997 Project,
      GO, AMBAC
      8.600%, 08/01/10                                        580           660
   -----------------------------------------------------------------------------

   TOTAL CALIFORNIA                                                      29,228
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 32
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   FLORIDA [0.8%]
   Seminole County, Water &
      Sewer Authority, Refunding
      Project, RB
      Callable 10/01/15 @ 100
      5.000%, 10/01/19                               $        250   $       265
   =============================================================================

   ILLINOIS [0.6%]
   Illinois State, Civic Center
      Authority, RB, FSA
      Callable 12/15/10 @ 100
      5.500%, 12/15/14                                        200           211
   =============================================================================

   MISSOURI [0.6%]
   St. Louis, Downtown Parking
      Facilities Project, Sub-Ser A, RB
      Pre-Refunded @ 100 (A)
      6.000%, 02/01/12                                        200           217
   =============================================================================

   NEW JERSEY [1.0%]
   New Jersey State, Turnpike
      Authority, RB, MBIA, ETM
      6.500%, 01/01/16                                        315           363
   =============================================================================

   NEW YORK [3.1%]
   New York State, Environmental
      Facilities Authority, Ser D, RB
      Callable 08/15/14 @ 100
      4.750%, 08/15/21                                        500           517
   New York State, Ser E, RB
      6.000%, 04/01/14                                        500           551
   -----------------------------------------------------------------------------

   TOTAL NEW YORK                                                         1,068
   =============================================================================

   TEXAS [3.7%]
   Carroll, Independent School
      District, GO
      6.375%, 02/15/21                                        430           531
   Rio Grande, City Consolidated
      Independent School District, GO
      Pre-Refunded @ 100 (A)
      5.875%, 08/15/10                                        200           213
   San Angelo, Waterworks & Sewer
      System Authority, Refunding &
      Improvements Projects, RB, FSA
      Callable 04/01/11 @ 100
      5.250%, 04/01/19                                        100           104


DESCRIPTION                              FACE AMOUNT (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------

   Travis County, Health Facilities
      Development Authority,
      Ascension Health Credit Project,
      Ser A, RB, MBIA
      Pre-Refunded @ 101 (A)
      6.250%, 11/15/09                               $        400   $       426
   -----------------------------------------------------------------------------

   TOTAL TEXAS                                                            1,274
   =============================================================================

   UTAH [0.4%]
   Central, Water Conservancy
      District, Ser D, GO
      Pre-Refunded @ 100 (A)
      4.600%, 04/01/09                                        140           143
   =============================================================================

   PUERTO RICO [1.6%]
   Puerto Rico, Electric Power
      Authority, Power Project,
      Ser CC, RB, MBIA
      Callable 11/05/07 @ 102
      5.250%, 07/01/09                                        100           102
   Puerto Rico, Municipal Finance
      Agency, Ser A, RB, FSA
      Callable 11/05/07 @ 102
      5.250%, 07/01/10                                        130           132
   Puerto Rico, Public Buildings
      Authority, Government Facilities
      Project, Ser J, RB, AMBAC
      Callable 07/01/12 @ 100
      5.000%, 07/01/36                                        300           317
   -----------------------------------------------------------------------------

   TOTAL PUERTO RICO                                                        551
   =============================================================================

          TOTAL MUNICIPAL BOND
             (Cost $34,384)                                              34,475
          ======================================================================

CASH EQUIVALENT [1.1%]
   Federated California Municipal
      Money Market Fund,
      Cl I, 3.52%*                                        382,994           383
   -----------------------------------------------------------------------------

          TOTAL CASH EQUIVALENT
             (Cost $383)                                                    383
          ======================================================================

          TOTAL INVESTMENTS [100.4%]
             (Cost $34,767)                                         $    34,858
          ======================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 33
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $34,724 ($THOUSANDS).

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2007.

(A)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2007.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CIFG -- CDC IXIS FINANCIAL GUARANTY
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
XLCA -- XL CAPITAL ASSURANCE

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 34
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

73.7%   Industrial
 9.4%   Financial
 4.8%   Telephone
 4.7%   Utilities
 4.5%   Gas Transmission
 1.7%   Transportation
 0.7%   Short-Term Investments
 0.5%   Common Stock

*    Percentages based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [96.5%]
   AEROSPACE & DEFENSE [1.1%]
   DRS Techologies
      6.625%, 02/01/16                               $        100   $        99
   Esterline Technologies
      7.750%, 06/15/13                                        100           101
   L-3 Communications
      5.875%, 01/15/15                                        200           192
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                                392
   =============================================================================

   AIRLINES [0.3%]
   DAE Aviation Holdings (A)
      11.250%, 08/01/15                                       100           105
   =============================================================================

   APPAREL/TEXTILES [0.8%]
   Hanesbrands, Ser B (C)
      8.784%, 12/15/14                                        100            99
   Levi Strauss
      9.750%, 01/15/15                                        100           105
   Phillips-Van Heusen
      7.250%, 02/15/11                                         75            76
   -----------------------------------------------------------------------------

   TOTAL APPAREL/TEXTILES                                                   280
   =============================================================================

   AUTO RENT & LEASE [1.5%]
   Avis Budget Car Rental
      7.750%, 05/15/16                                        100            98
   Hertz
      10.500%, 01/01/16                                       150           162
   Rental Service (A)
      9.500%, 12/01/14                                        100            96
   United Rentals North America
      6.500%, 02/15/12                                        100           101
   Williams Scotsman
      8.500%, 10/01/15                                        100           110
   -----------------------------------------------------------------------------

   TOTAL AUTO RENT & LEASE                                                  567
   =============================================================================

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   AUTOMOTIVE [2.4%]
   General Motors
      7.700%, 04/15/16                               $        200   $       180
      7.125%, 07/15/13                                        600           550
   UCI Holdco (A)
      4.258%, 12/15/13                                        164           156
   -----------------------------------------------------------------------------

   TOTAL AUTOMOTIVE                                                         886
   =============================================================================

   AUTOPARTS [1.3%]
   Accuride
      8.500%, 02/01/15                                        150           144
   Altra Industrial Motion
      9.000%, 12/01/11                                        100           101
   Asbury Automotive Group (A)
      7.625%, 03/15/17                                        100            92
   Cooper-Standard Automotive
      8.375%, 12/15/14                                         50            44
   Pep Boys (A)
      7.500%, 12/15/14                                        100            96
   -----------------------------------------------------------------------------

   TOTAL AUTOPARTS                                                          477
   =============================================================================

   BEAUTY PRODUCTS [0.3%]
   Chattem
      7.000%, 03/01/14                                        100            99
   =============================================================================

   BROADCASTING & CABLE [6.7%]
   Albritton Communications
      7.750%, 12/15/12                                        150           152
   Atlantic Broadband Finance
      9.375%, 01/15/14                                        100            97
   Barrington Broadcasting Group (A)
      10.500%, 08/15/14                                       100           103
   Bonten Media Acquisition (A)
      9.000%, 06/01/15                                        150           134
   Cablevision Systems, Ser B
      8.000%, 04/15/12                                        250           242
   Charter Communications Holdings
      10.250%, 09/15/10                                       400           409
   CSC Holdings
      7.625%, 07/15/18                                        100            96
   Echostar DBS
      6.625%, 10/01/14                                        200           201
   Fisher Communication
      8.625%, 09/15/14                                        150           155
   Insight Communications (B)
      12.250%, 02/15/11                                       100           103
   Kabel Deutschland
      10.625%, 07/01/14                                       200           214

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 35
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Local TV Finance (A)
      9.250%, 06/15/15                               $        100   $        94
   Mediacom Capital
      7.875%, 02/15/11                                        150           147
   Nexstar Finance Holdings (B)
      17.968%, 04/01/13                                       200           197
   Olympus Communications (D)
      10.625%, 07/15/04                                       100            --
   Quebecor Media (A)
      7.750%, 03/15/16                                         75            72
   Videotron Ltee
      6.875%, 01/15/14                                        100            98
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                             2,514
   =============================================================================

   BUILDING & CONSTRUCTION [2.7%]
   Ainsworth Lumber
      7.250%, 10/01/12                                        100            69
      6.750%, 03/15/14                                        100            64
   DR Horton
      5.625%, 01/15/16                                        125           105
   Esco (A)
      8.625%, 12/15/13                                         50            49
   Goodman Global Holdings
      7.875%, 12/15/12                                         75            74
   Interline Brands
      8.125%, 06/15/14                                         50            49
   International Utility Structures (D)
      10.750%, 02/01/08                                       100             1
   KB Home
      8.625%, 12/15/08                                         50            50
   Nortek
      8.500%, 09/01/14                                        200           173
   Panolam Industries (A)
      10.750%, 10/01/13                                       250           237
   Ply Gem Industries
      9.000%, 02/15/12                                        150           122
   -----------------------------------------------------------------------------

   TOTAL BUILDING & CONSTRUCTION                                            993
   =============================================================================

   BUSINESS SERVICES [0.8%]
   Corrections
      7.500%, 05/01/11                                        100           101
   FTI Consulting
      7.625%, 06/15/13                                         50            51
   Geo Group
      8.250%, 07/15/13                                        150           151
   -----------------------------------------------------------------------------

   TOTAL BUSINESS SERVICES                                                  303
   =============================================================================

   CHEMICALS [3.8%]
   Basell (A)
      8.375%, 08/15/15                                        250           228

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Equistar Chemicals
      10.625%, 05/01/11                              $         86   $        90
   Georgia Gulf
      9.500%, 10/15/14                                        150           137
   Huntsman International
      7.875%, 11/15/14                                        115           122
   Innophos
      8.875%, 08/15/14                                        100            99
   Lyondell Chemical
      8.250%, 09/15/16                                         60            68
      8.000%, 09/15/14                                         60            66
      6.875%, 06/15/17                                         50            54
   Mosaic (A)
      7.375%, 12/01/14                                         75            79
   Nova Chemicals
      6.500%, 01/15/12                                        150           142
   Polymer Holdings (B)
      16.366%, 07/15/14                                       250           229
   Terra Capital, Ser B
      7.000%, 02/01/17                                        100            97
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                        1,411
   =============================================================================

   CIRCUIT BOARDS [0.1%]
   Viasystems
      10.500%, 01/15/11                                        50            50
   =============================================================================

   COAL MINING [0.4%]
   Alpha Natural Resources
      10.000%, 06/01/12                                       150           158
   =============================================================================

   COMMERCIAL SERVICES [1.4%]
   ARAMARK Services (C)
      8.856%, 02/01/15                                        100           101
   Iron Mountain
      8.750%, 07/15/18                                        150           156
      8.625%, 04/01/13                                        100           101
   Mobile Mini
      6.875%, 05/01/15                                         75            73
   Tube City IMS
      9.750%, 02/01/15                                        100            98
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES                                                529
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [0.7%]
   Activant Solutions
      9.500%, 05/01/16                                        100            88
   Compucom Systems (A)
      12.000%, 11/01/14                                       125           157
   -----------------------------------------------------------------------------

   TOTAL COMPUTERS SYSTEM DESIGN
     & SERVICES                                                             245
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 36
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   CONGLOMERATE [0.3%]
   KAR Holdings (A)
      8.750%, 05/01/14                               $        100   $        96
   =============================================================================

   CONSUMER PRODUCTS & SERVICES [4.8%]
   Ames True Temper (C)
      9.360%, 01/15/12                                        100            99
   Central Garden & Pet
      9.125%, 02/01/13                                        100            94
   Jarden
      7.500%, 05/01/17                                         75            73
   Johnsondiversey Holdings (B)
      10.670%, 05/15/13                                       200           202
   Johnsondiversey, Ser B
      9.625%, 05/15/12                                        150           152
   Libbey Glass (C)
      12.385%, 06/01/11                                       100           108
   MSX International (A)
      12.500%, 04/01/12                                       100            97
   Prestige Brands
      9.250%, 04/15/12                                         90            91
   Sealy Mattress
      8.250%, 06/15/14                                        200           201
   Southern States Cooperative (A)
      10.500%, 11/01/10                                       200           206
   Spectrum Brands
      7.375%, 02/01/15                                        300           231
   Steinway Musical (A)
     7.000%, 03/01/14                                         100            95
   Visant Holding
      8.750%, 12/01/13                                        100           102
   Yankee Acquisition, Ser B
      9.750%, 02/15/17                                         50            47
   -----------------------------------------------------------------------------

   TOTAL CONSUMER PRODUCTS & SERVICES                                     1,798
   =============================================================================

   CONTAINERS & PACKAGING [2.6%]
   Aleris International
      10.000%, 12/15/16                                        50            44
   Crown Americas
      7.750%, 11/15/15                                        150           155
   Exopack Holding
      11.250%, 02/01/14                                       100           104
   Graham Packaging
      9.875%, 10/15/14                                        100            99
   Intertape Polymer US
      8.500%, 08/01/14                                         50            47
   Owens-Brockway Glass Container
      6.750%, 12/01/14                                        150           148
   Plastipak Holdings (A)
      8.500%, 12/15/15                                        100           103

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Solo Cup
      8.500%, 02/15/14                               $        200   $       177
   Stone Container Finance
      7.375%, 07/15/14                                        100            96
   -----------------------------------------------------------------------------

   TOTAL CONTAINERS & PACKAGING                                             973
   =============================================================================

   DIVERSIFIED OPERATIONS [0.7%]
   Bombardier (A)
      8.000%, 11/15/14                                         75            79
   Trinity Industries
      6.500%, 03/15/14                                        200           192
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED OPERATIONS                                             271
   =============================================================================

   EDUCATIONAL SERVICES [0.3%]
   Education Management
      10.250%, 06/01/16                                        60            62
      8.750%, 06/01/14                                         60            62
   -----------------------------------------------------------------------------

   TOTAL EDUCATIONAL SERVICES                                               124
   =============================================================================

   ELECTRIC UTILITIES [4.7%]
   AES (A)
      9.000%, 05/15/15                                        300           315
      7.750%, 03/01/14                                        100           102
   Allegheny Energy Supply
      7.800%, 03/15/11                                        200           210
   Aquila
      7.625%, 11/15/09                                        100           104
   Calpine Generating (D)
      11.070%, 04/01/10                                        50            53
   CMS Energy
      6.875%, 12/15/15                                        150           151
   Edison Mission Energy (A)
      7.000%, 05/15/17                                        150           148
   ESI Tractebel Acquisitions, Ser B
      7.990%, 12/30/11                                         55            57
   Mirant North America
      7.375%, 12/31/13                                        150           152
   NRG Energy
      7.375%, 02/01/16                                        100           100
   Reliant Energy
      7.625%, 06/15/14                                        200           201
   Sierra Pacific Resources
      8.625%, 03/15/14                                         70            74
   TECO Energy
      7.200%, 05/01/11                                        100           104
   -----------------------------------------------------------------------------

   TOTAL ELECTRIC UTILITIES                                               1,771
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 37
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   ENERGY & POWER [0.5%]
   Aventine Renewable Energy
      10.000%, 04/01/17                              $        100   $        91
   VeraSun Energy (A)
      9.375%, 06/01/17                                        100            86
   -----------------------------------------------------------------------------

   TOTAL ENERGY & POWER                                                     177
   =============================================================================

   ENTERTAINMENT & GAMING [10.2%]
   AMC Entertainment
      11.000%, 02/01/16                                       100           107
   Buffalo Thunder Development
      Authority (A)
      9.375%, 12/15/14                                        100            94
   CCM Merger (A)
      8.000%, 08/01/13                                        225           219
   Choctaw Resort Development
      Enterprise (A)
      7.250%, 11/15/19                                        194           191
   Chukchansi Economic
      Development Authority (A)
      8.000%, 11/15/13                                        150           152
   Circus & Eldorado Joint Venture/
      Silver Legacy Capital
      10.125%, 03/01/12                                       150           156
   Fantainebleau Las Vegas
      Holdings (A)
      10.250%, 06/15/15                                       150           141
   Greektown Holdings (A)
      10.750%, 12/01/13                                       125           124
   Herbst Gaming
      8.125%, 06/01/12                                        150           134
   Inn of the Mountain Gods
      Resort & Casino
      12.000%, 11/15/10                                       150           158
   Isle of Capri Casinos
      7.000%, 03/01/14                                        200           179
   Jacobs Entertainment
      9.750%, 06/15/14                                         75            75
   MGM Mirage
      8.500%, 09/15/10                                        200           209
      6.750%, 09/01/12                                        100            98
      6.000%, 10/01/09                                        100            99
   Mohegan Tribal Gaming Authority
      7.125%, 08/15/14                                        150           150
   MTR Gaming Group, Ser B
      9.750%, 04/01/10                                        200           205
   OED/Diamond Jo
      8.750%, 04/15/12                                        100           100
   Penn National Gaming
      6.875%, 12/01/11                                        100           101

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Pinnacle Entertainment (A)
      7.500%, 06/15/15                               $        100   $        95
   San Pasqual Casino (A)
      8.000%, 09/15/13                                        100           101
   Seminole Hard Rock
      Entertainment (A) (C)
      8.194%, 03/15/14                                        100            98
   Seneca Gaming
      7.250%, 05/01/12                                        100           101
   Shingle Springs Tribal Gaming
      Authority (A)
      9.375%, 06/15/15                                        100           101
   Snoqualmie Entertainment
      Authority (A) (C)
      9.063%, 02/01/14                                        100            97
   Speedway Motorsports
      6.750%, 06/01/13                                        100            99
   Tunica-Biloxi Gaming
      Authority (A)
      9.000%, 11/15/15                                        125           124
   Waterford Gaming (A)
      8.625%, 09/15/14                                        100           100
   Wynn Las Vegas Capital
      6.625%, 12/01/14                                        200           196
   -----------------------------------------------------------------------------

   TOTAL ENTERTAINMENT & GAMING                                           3,804
   =============================================================================

   FINANCIAL SERVICES [2.1%]
   Ford Motor Credit
      7.375%, 10/28/09                                        200           196
      7.375%, 02/01/11                                        200           192
   GMAC
      6.750%, 12/01/14                                        425           385
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                                 773
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [2.0%]
   Alliance One (A)
      8.500%, 05/15/12                                         75            74
   Beverages & More (A)
      9.250%, 03/01/12                                        100           101
   Chiquita Brands International
      7.500%, 11/01/14                                        100            86
   Del Monte
      8.625%, 12/15/12                                         50            51
   Land O' Lakes
      8.750%, 11/15/11                                          6             6
   Le-Natures (A) (D)
      9.000%, 06/15/13                                        150            41
   Leiner Health Products
      11.000%, 06/01/12                                       100            84

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 38
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   National Beef Packing
      10.500%, 08/01/11                              $        100   $       101
   Pilgrim's Pride
      8.375%, 05/01/17                                        100           102
   Smithfield Foods, Ser B
      8.000%, 10/15/09                                        100           103
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                           749
   =============================================================================

   FORESTRY [0.2%]
   Tembec Industries
      7.750%, 03/15/12                                        150            58
   =============================================================================

   GAS/NATURAL GAS [2.5%]
   Colorado Interstate Gas
      6.800%, 11/15/15                                        150           155
   El Paso
      7.000%, 05/15/11                                        275           280
      7.000%, 06/15/17                                        150           152
   Targa Resources (A)
      8.500%, 11/01/13                                        200           201
   Williams (A)
      6.375%, 10/01/10                                        150           151
   -----------------------------------------------------------------------------

   TOTAL GAS/NATURAL GAS                                                    939
   =============================================================================

   INSURANCE [0.3%]
   USI Holdings (A) (C)
      9.433%, 11/15/14                                        125           119
   =============================================================================

   MACHINERY [0.9%]
   Baldor Electric
      8.625%, 02/15/17                                        100           104
   Terex
      7.375%, 01/15/14                                        100           102
   Trimas
      9.875%, 06/15/12                                        115           117
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                          323
   =============================================================================

   MEDICAL PRODUCTS & SERVICES [2.1%]
   Advanced Medical Optics
      7.500%, 05/01/17                                        100            92
   Bio-Rad Laboratories
      7.500%, 08/15/13                                        100           102
   Community Health Systems (A)
      8.875%, 07/15/15                                        100           103
   HCA (A)
      9.250%, 11/15/16                                         50            53
   MQ Associates (B)
      12.955%, 08/15/12                                       200           173

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Tenet Healthcare
      9.250%, 02/01/15                               $        200   $       176
   Vanguard Health Holding
      9.000%, 10/01/14                                        100            97
   -----------------------------------------------------------------------------

   TOTAL MEDICAL PRODUCTS & SERVICES                                        796
   =============================================================================

   METALS & MINING [1.5%]
   American Rock Salt
      9.500%, 03/15/14                                        150           153
   Freeport-McMoRan
      Copper & Gold
      8.250%, 04/01/15                                        125           135
   Noranda Aluminum
      Acquisition (A)
      9.360%, 05/15/15                                        150           141
   Novelis
      7.250%, 02/15/15                                        150           145
   -----------------------------------------------------------------------------

   TOTAL METALS & MINING                                                    574
   =============================================================================

   MISCELLANEOUS BUSINESS SERVICES [2.3%]
   Affinion Group
      11.500%, 10/15/15                                       150           157
   Allied Security Escrow
      11.375%, 07/15/11                                       150           150
   Carriage Services
      7.875%, 01/15/15                                        200           200
   CHR Intermediate Holding (A)
      12.871%, 06/01/13                                        50            51
   Compagnie Generale
      de Geophysique
      7.500%, 05/15/15                                        100           103
   MCBC Holdings (A) (C)
      11.521%, 10/15/14                                        50            50
   Mobile Services Group (A)
      9.750%, 08/01/14                                        150           150
   -----------------------------------------------------------------------------

   TOTAL MISCELLANEOUS BUSINESS SERVICES                                    861
   =============================================================================

   MISCELLANEOUS MANUFACTURING [2.9%]
   AGY Holding (A)
      11.000%, 11/15/14                                       100           100
   American Railcar Industries
      7.500%, 03/01/14                                         50            50
   Coleman Cable
      9.875%, 10/01/12                                        100            97
   Dresser-Rand Group
      7.375%, 11/01/14                                        133           133

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 39
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   General Cable
      7.125%, 04/01/17                               $        100   $        98
   Hawker Beechcraft
      Acquisition (A)
      9.750%, 04/01/17                                         75            80
      8.500%, 04/01/15                                        100           102
   Koppers Holdings (B)
      12.709%, 11/15/14                                       250           214
   MAAX
      9.750%, 06/15/12                                        200           100
   Mueller Water Products (A)
      7.375%, 06/01/17                                        100            93
   -----------------------------------------------------------------------------

   TOTAL MISCELLANEOUS MANUFACTURING                                      1,067
   =============================================================================

   PAPER & RELATED PRODUCTS [3.1%]
   Appleton Papers, Ser B
      9.750%, 06/15/14                                        100           100
   Cellu Tissue Holdings
      9.750%, 03/15/10                                        100            98
   Domtar
      7.125%, 08/15/15                                        150           144
   Georgia-Pacific
      7.700%, 06/15/15                                        100            99
   Newark Group
      9.750%, 03/15/14                                        200           192
   Norampac
      6.750%, 06/01/13                                        100            96
   Norske Skog Canada
      7.375%, 03/01/14                                        250           186
   Smurfit Kappa Funding
      7.750%, 04/01/15                                        150           146
   Verso Paper Holdings, Ser B
      9.125%, 08/01/14                                        100           103
   -----------------------------------------------------------------------------

   TOTAL PAPER & RELATED PRODUCTS                                         1,164
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [8.9%]
   Atlas Pipeline Partners
      8.125%, 12/15/15                                        200           197
   Chesapeake Energy
      6.250%, 01/15/18                                        100            97
   Clayton William Energy
      7.750%, 08/01/13                                        150           141
   Comstock Resources
      6.875%, 03/01/12                                        150           144
   Dynegy Holdings (A)
      7.750%, 06/01/19                                        100            96
      6.875%, 04/01/11                                        100            98
   Forest Oil
      8.000%, 06/15/08                                        150           152
      8.000%, 12/15/11                                        100           104

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Frontier Oil
      6.625%, 10/01/11                               $        150   $       147
   MarkWest Energy Partners, Ser B
      8.500%, 07/15/16                                        150           148
   Newfield Exploration
      6.625%, 09/01/14                                        150           147
   OPTI Canada (A)
      7.875%, 12/15/14                                        100           100
   Pacific Energy
      7.125%, 06/15/14                                        100           103
   Parker Drilling
      9.625%, 10/01/13                                        150           160
   Petroplus Finance (A)
      7.000%, 05/01/17                                        125           119
   Plains Exploration &
      Production (A)
      7.750%, 06/15/15                                        150           147
   Pogo Producing
      6.875%, 10/01/17                                        300           301
   Pride International
      7.375%, 07/15/14                                        100           103
   Regency Energy Partners (A)
      8.375%, 12/15/13                                         65            68
   Seitel (A)
      9.750%, 02/15/14                                         50            47
   SemGroup (A)
      8.750%, 11/15/15                                        175           171
   Swift Energy
      7.625%, 07/15/11                                        100           100
   Whiting Petroleum
      7.000%, 02/01/14                                        300           288
   Williams
      7.625%, 07/15/19                                         50            54
   Williams Partners
      7.250%, 02/01/17                                        100           102
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                        3,334
   =============================================================================

   PRINTING & PUBLISHING [3.0%]
   Dex Media (B)
      12.285%, 11/15/13                                       200           188
   Dex Media West, Ser B
      8.500%, 08/15/10                                        100           103
   Idearc
      8.000%, 11/15/16                                        125           125
   MediMedia USA (A)
      11.375%, 11/15/14                                        50            52
   R. H. Donnelley
      6.875%, 01/15/13                                        200           189
   R. H. Donnelley, Ser A-2
      6.875%, 01/15/13                                         50            47

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 40
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Reader's Digest Association (A)
      9.000%, 02/15/17                               $         75   $        67
   Sheridan Group
      10.250%, 08/15/11                                       150           151
   Valassis Communication
      8.250%, 03/01/15                                        140           122
   Warner Music Group
      7.375%, 04/15/14                                        100            87
   -----------------------------------------------------------------------------

   TOTAL PRINTING & PUBLISHING                                            1,131
   =============================================================================

   REAL ESTATE [0.2%]
   Realogy (A)
      10.500%, 04/15/14                                       100            85
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [0.4%]
   Host Marriott, Ser O
      6.375%, 03/15/15                                        150           147
   =============================================================================

   RETAIL [2.8%]
   Buffets
      12.500%, 11/01/14                                       100            70
   Clair's Stores (A)
      9.625%, 06/01/15                                        100            82
   Group 1 Automotive
      8.250%, 08/15/13                                        100           100
   Landry's Restaurants, Ser B
      7.500%, 12/15/14                                        100            99
   Leslie's Poolmart
      7.750%, 02/01/13                                        100            95
   NPC International
      9.500%, 05/01/14                                        100            91
   Rare Restaurant Group (A)
      9.250%, 05/15/14                                        100            97
   Rite Aid
      8.125%, 05/01/10                                        100           100
   Sbarro
      10.375%, 02/01/15                                        50            46
   Suburban Propane Partners
      6.875%, 12/15/13                                        100            97
   True Temper Sports
      8.375%, 09/15/11                                        150            83
   United Auto Group
      7.750%, 12/15/16                                        100            96
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                           1,056
   =============================================================================

   RUBBER & PLASTIC [0.3%]
   Goodyear Tire & Rubber
      9.000%, 07/01/15                                         98           105
   =============================================================================

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   SEMI-CONDUCTORS [1.2%]
   Amkor Technology
      9.250%, 06/01/16                               $        100   $       101
   Flextronics International
      6.250%, 11/15/14                                        100            94
   Freescale Semiconductors
      10.125%, 12/15/16                                       150           139
   Sensata Technologies
      8.000%, 05/01/14                                        100            97
   -----------------------------------------------------------------------------

   TOTAL SEMI-CONDUCTORS                                                    431
   =============================================================================

   STEEL & STEEL WORKS [1.1%]
   AK Steel
      7.750%, 06/15/12                                        150           152
   Gerdau Ameristeel
      10.375%, 07/15/11                                       100           105
   International Steel Group
      6.500%, 04/15/14                                        150           149
   -----------------------------------------------------------------------------

   TOTAL STEEL & STEEL WORKS                                                406
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [7.5%]
   American Cellular, Ser B
      10.000%, 08/01/11                                        25            26
   American Tower
      7.125%, 10/15/12                                        150           153
   Broadview Networks
      Holdings (A)
      11.375%, 09/01/12                                       100           104
   Centennial Communications
      10.125%, 06/15/13                                       100           106
      8.125%, 02/01/14                                         50            51
   Cincinnati Bell
      8.375%, 01/15/14                                        185           184
   Dobson Cellular Systems
      9.875%, 11/01/12                                        230           248
   Dobson Communications (C)
      9.610%, 10/15/12                                        250           254
   Insight Midwest
      9.750%, 10/01/09                                        104           104
   Level 3 Financing
      9.250%, 11/01/14                                        125           123
   MetroPCS Wireless (A)
      9.250%, 11/01/14                                        100           102
   Nordic Telephone (A)
      8.875%, 05/01/16                                         50            53
   NTL Cable
      9.125%, 08/15/16                                        150           155
   PanAmSat
      9.000%, 08/15/14                                         96            99

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 41
schedule of investments

SEPTEMBER 30, 2007

-------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONCLUDED)

DESCRIPTION                              FACE AMOUNT (000)/SHARES   VALUE (000)
-------------------------------------------------------------------------------

   Qwest
      7.625%, 06/15/15                               $        414   $       434
   Radio One, Ser B
      8.875%, 07/01/11                                        100            99
   Rogers Wireless
      9.625%, 05/01/11                                        100           113
      7.250%, 12/15/12                                         50            53
   Telenet Group Holding (B)
      1.250%, 06/15/14                                         22            22
   Time Warner Telecom Holdings
      9.250%, 02/15/14                                        100           104
   Triton PCS
      8.500%, 06/01/13                                        150           157
   West
      11.000%, 10/15/16                                        55            58
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  2,802
   =============================================================================

   TRANSPORTATION SERVICES [2.5%]
   Kansas City Southern Railway
      9.500%, 10/01/08                                        100           102
   Navios Maritime Holdings (A)
      9.500%, 12/15/14                                        100           103
   NCL
      10.625%, 07/15/14                                       100           101
   Pegasus Solutions (A)
      10.500%, 04/15/15                                       100            90
   Saint Acquisition (A) (C)
      13.308%, 05/15/15                                       200           136
   Ship Finance International
      8.500%, 12/15/13                                        200           206
   Stena
      7.000%, 12/01/16                                        200           199
   -----------------------------------------------------------------------------

   TOTAL TRANSPORTATION SERVICES                                            937
   =============================================================================

   WASTE DISPOSAL [0.3%]
   Allied Waste North America, Ser B
      7.125%, 05/15/16                                        100           102
   =============================================================================

         TOTAL CORPORATE BONDS
            (Cost $36,650)                                               35,982
         =======================================================================

COMMON STOCK [0.2%]
   BROADCASTING & CABLE [0.2%]
   Olympus Communications*                                  8,500             9
   Time Warner Cable, Cl A*                                 1,967            65
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                                74
   =============================================================================

DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------

   BUILDING & CONSTRUCTION SUPPLIES [0.0%]
   Dayton Superior*                                           149   $         1
   =============================================================================

         TOTAL COMMON STOCK
            (Cost $82)                                                       75
         =======================================================================

CASH EQUIVALENTS [0.7%]
   Evergreen Select Money Market,
      Institutional Class, 5.39%**                        133,414           133
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 5.25%**                                       133,414           133
   -----------------------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
            (Cost $266)                                                     266
         =======================================================================

WARRANTS [0.0%]
   Diva Systems,
      Expires 03/01/08 (A)*                                   600            --
   Pliant, Expires 06/01/10 (A)*                              100            --
   -----------------------------------------------------------------------------

         TOTAL WARRANTS
            (Cost $0)                                                        --
         =======================================================================

         TOTAL INVESTMENTS [97.4%]
            (Cost $36,998)                                          $    36,323
         =======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $37,258 ($ THOUSANDS).

*     NON-INCOME PRODUCING SECURITY

**    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2007.

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS. "THE TOTAL VALUE OF THESE SECURITIES AS OF SEPTEMBER 30, 2007, WAS $8,015 ($THOUSANDS) AND REPRESENTS 21.5% OF NET ASSETS. THESE SECURITIES ARE DEEMED LIQUID.

(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2007. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2007.

(D) IN DEFAULT ON INTEREST PAYMENTS. RATE SHOWN REPRESENTS THE LAST COUPON RATE PRIOR TO DEFAULT.

CL -- CLASS
SER --SERIES

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 42
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

37.3%   Repurchase Agreements
22.9%   Commercial Paper
17.6%   Certificates of Deposit
15.9%   Corporate Bonds
 3.7%   U.S. Government Agency Obligations
 2.6%   U.S. Treasury Obligation
 0.0%   Cash Equivalent

*     Percentages are based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (A) [22.9%]
   ASSET BACKED SECURITIES [3.6%]
   Laguna (B)
      5.362%, 10/05/07                               $     35,000    $   34,979
   Siemens Capital
      4.839%, 12/19/07                                     35,000        34,633
   -----------------------------------------------------------------------------

   TOTAL ASSET BACKED SECURITIES                                         69,612
   =============================================================================

   BANKS [8.5%]
   Bank of Ireland
      5.414%, 11/09/07                                     35,000        34,797
   Bayerische
      5.096%, 12/20/07                                     35,000        34,609
   Depfa Bank
      5.440%, 02/19/08                                     35,000        34,271
   HSBC
      5.430%, 11/20/07                                     25,000        24,814
   Westpac Trust
      5.290%, 10/19/07                                     35,000        34,909
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                          163,400
   =============================================================================

   FINANCE AUTO LOANS [1.8%]
   Toyota Motor Credit
      5.310%, 11/02/07                                     35,000        34,837
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [1.8%]
   Nestle
      4.846%, 01/22/08                                     35,000        34,476
   =============================================================================

   INSURANCE [1.8%]
   Prudential Funding
      5.476%, 10/15/07                                     35,000        34,926
   =============================================================================

   PERSONAL CREDIT INSTITUTIONS [1.8%]
   ING Funding
      5.321%, 11/08/07                                     35,000        34,806
   =============================================================================

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   SECURITY BROKERS & DEALERS [3.6%]
   Bear Stearns
      5.321%, 10/10/07                               $     35,000    $   34,954
   JPMorgan Chase
      5.126%, 01/23/08                                     35,000        34,442
   -----------------------------------------------------------------------------

   TOTAL SECURITY BROKERS & DEALERS                                      69,396
   =============================================================================

         TOTAL COMMERCIAL PAPER
            (Cost $441,453)                                             441,453
         =======================================================================

CERTIFICATES OF DEPOSIT [17.6%]
   Bank of America
      5.300%, 10/23/07                                     35,000        35,000
   Bank of Montreal
      5.490%, 10/15/07                                     35,000        35,000
   Bank of Nova Scotia
      5.330%, 11/06/07                                     35,000        35,000
   Barclays Bank
      5.330%, 03/26/08                                     25,000        25,000
   BNP Paribas
      5.300%, 11/05/07                                     35,000        35,000
   Citibank
      5.640%, 12/05/07                                     35,000        35,000
   Comerica Bank
      5.410%, 11/26/07                                     35,000        35,001
   Deutsche Bank
      5.270%, 10/02/07                                     35,000        35,000
   Societe General
      5.300%, 10/25/07                                     35,000        35,000
   Toronto-Dominia Bank
      5.000%, 03/20/08                                     35,000        35,000
   -----------------------------------------------------------------------------

         TOTAL CERTIFICATES OF DEPOSIT
            (Cost $340,001)                                             340,001
         =======================================================================

CORPORATE BONDS [15.9%]
   BANKS [3.3%]
   Key Bank
      6.500%, 04/15/08                                     18,927        19,046
   Royal Bank of Canada (C)
      5.558%, 03/20/08                                     19,225        19,226
   UBS
      5.400%, 11/28/07                                     25,000        25,000
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                           63,272
   =============================================================================

   FINANCIAL SERVICES [5.7%]
   American Honda (B) (C)
      5.320%, 01/28/08                                     35,000        35,000

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 43
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   General Electric Capital (C)
      5.661%, 03/04/08                               $     25,000    $   25,009
   General Electric Capital MTN
      3.500%, 12/05/07                                     15,000        14,948
   Sigma Financial (B) (C)
      5.318%, 11/21/07                                     35,000        35,000
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                             109,957
   =============================================================================

   INSURANCE [0.6%]
   Metropolitan Life Global
      Funding (B)
      2.600%, 06/19/08                                     12,000        11,775
   =============================================================================

   PERSONAL CREDIT INSTITUTIONS [1.9%]
   American Express Bank (C)
      5.106%, 01/22/08                                     20,000        20,000
   HSBC Finance
      5.836%, 02/15/08                                     16,300        16,335
   -----------------------------------------------------------------------------

   TOTAL PERSONAL CREDIT INSTITUTIONS                                    36,335
   =============================================================================

   SECURITY BROKERS & DEALERS [4.4%]
   Citigroup Global Markets
      Holding
      6.500%, 02/15/08                                      4,000         4,019
   Goldman Sachs Group
      4.125%, 01/15/08                                     25,459        25,366
   Lehman Brothers Holdings
      4.000%, 01/22/08                                     20,000        19,921
   Morgan Stanley, Ser F MTN (C)
      5.485%, 01/18/08                                     36,400        36,418
   -----------------------------------------------------------------------------

   TOTAL SECURITY BROKERS & DEALERS                                      85,724
   =============================================================================

         TOTAL CORPORATE BONDS
            (Cost $307,063)                                             307,063
         =======================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [3.7%]
   FHLB (A)
      5.173%, 02/06/08                                     50,000        49,103
      5.300%, 03/19/08                                      5,000         5,000
      5.200%, 04/09/08                                      5,000         5,000
   FNMA
      5.150%, 11/21/07                                      5,000         4,999
      5.150%, 02/04/08                                      7,984         7,983
   -----------------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $72,085)                                               72,085
         =======================================================================


DESCRIPTION                              SHARES/FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATION [2.6%]
   U.S. Treasury Notes (A)                           $     50,000    $   49,504
   =============================================================================

         TOTAL U.S. TREASURY OBLIGATION
            (Cost $49,504)                                               49,504
         =======================================================================

CASH EQUIVALENT [0.0%]
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.25%*                                         209,780           210
   -----------------------------------------------------------------------------

         TOTAL CASH EQUIVALENT
            (Cost $210)                                                     210
         =======================================================================

REPURCHASE AGREEMENTS (D) [37.2%]
   Bank of America
     5.050%, date 09/28/07,
     repurchased on 10/01/07,
     repurchase price $175,073,646
     (collateralized by various U.S.
     Government obligations,
     ranging in par value
     $71,370,499-$163,193,784,
     5.00%, 06/01/35-10/01/35;
     with total market value
     $178,500,00)                                         175,000       175,000
   Barclays
     5.050%, dated 09/28/07,
     repurchased on 10/01/07,
     repurchase price, $192,808,137
     (collateralized by various U.S.
     Government obligations,
     ranging in par value
     $2,848,019-$134,554,433,
     5.500%-6.500%, 02/01/26-
     01/01/37; with total market
     value $196,656,000)                                  192,800       192,800
   Bear Stearns
     5.050%, dated 09/28/07,
     repurchased on 10/01/07,
     repurchase price $175,074,083
     (collateralized by various U.S.
     Governement obligations,
     ranging in par value
     $4,450,706-$26,911,717,
     5.500%-7.000%, 05/01/32-
     10/01/37; with total
     market value $178,502,747)                           175,000       175,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 44
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Lehman Brothers
     5.050%, dated 09/28/07,
     repurchased on 10/01/07,
     repurchase price $175,073,646
     (collateralized by various U.S.
     Government obligations,
     ranging in par value
     $135,000-$20,000,000,
     4.500%-6.000%, 06/15/31-
     10/15/36; with total
     market value $178,501,623)                      $    175,000    $  175,000
   -----------------------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENTS
            (Cost $717,800)                                             717,800
         =======================================================================

         TOTAL INVESTMENTS [99.9%]
            (Cost $1,928,116)                                        $1,928,116
         =======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $1,929,371 ($THOUSANDS).

*     RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2007.

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON SEPTEMBER 30, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $116,754 ($ THOUSANDS), REPRESENTING 6.1% OF THE NET ASSETS OF THE FUND.

(C) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AS OF SEPTEMBER 30, 2007.

(D)   TRI-PARTY REPURCHASE AGREEMENT

CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 45
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 58.5%   U.S. Government Agency Obligations
 41.5%   Repurchase Agreements

*    Percentages are based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [58.5%]
   FAMC MTN
     5.250%, 01/11/08                                $     14,725     $  14,725
   FFCB
     3.000%, 04/15/08                                       1,800         1,779
     3.375%, 07/15/08                                      12,000        11,831
   FFCB DN (B)
     4.712%, 10/04/07                                      21,000        20,992
   FHLB
     4.903%, 10/03/07 (A)                                 100,000        99,973
     5.260%, 10/23/07                                      25,000        25,000
     4.125%, 10/26/07                                      20,000        19,985
     5.500%, 12/27/07                                      15,000        15,010
     4.142%, 01/10/08 (A)                                  25,500        25,500
     3.625%, 01/15/08                                       3,450         3,434
     5.250%, 01/16/08                                       9,445         9,445
     4.625%, 01/18/08                                      26,850        26,831
     5.250%, 02/01/08                                      20,000        19,998
     4.000%, 02/01/08                                      10,520        10,477
     4.132%, 02/07/08 (A)                                  20,000        20,001
     5.250%, 02/13/08                                      10,780        10,786
     5.000%, 02/15/08                                       7,000         6,989
     5.125%, 02/21/08                                      17,665        17,657
     5.125%, 02/26/08                                      23,690        23,694
     5.300%, 03/19/08                                      50,000        50,000
     5.200%, 04/09/08                                      50,000        49,993
     4.125%, 04/18/08                                      49,630        49,327
     4.800%, 05/02/08                                      25,000        24,974
     5.310%, 07/30/08                                      35,000        35,000
     5.390%, 08/15/08 (A)                                  20,000        20,012
     5.200%, 08/28/08                                      20,000        20,000
   FHLB DN (B)
     4.674%, 10/01/07                                     150,000       150,000
     4.645%, 10/04/07                                     100,000        99,961
     4.800%, 10/05/07                                     200,000       199,894
     4.706%, 10/10/07                                      50,000        49,941
     4.645%, 10/19/07                                      50,000        49,884
     4.767%, 11/16/07                                      30,000        29,819
     5.214%, 06/13/08                                      12,533        12,090
   FHLMC
     4.625%, 02/21/08                                       3,000         2,992
   FHLMC DN (B)
     4.562%, 10/05/07                                      30,000        29,985
     4.938%, 10/12/07                                      30,000        29,955
     5.248%, 11/30/07                                      13,107        12,997
   FHLMC MTN
     5.000%, 12/12/07                                      25,465        25,452
     5.140%, 12/14/07                                      38,645        38,643

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   FNMA
     5.150%, 11/21/07                                $     25,000   $    24,998
     5.010%, 01/11/08                                       4,000         3,997
     5.500%, 01/15/08                                       9,430         9,434
     3.800%, 01/18/08                                      22,700        22,641
     3.500%, 01/28/08                                      19,000        18,893
     5.150%, 02/04/08                                      10,000         9,998
     5.750%, 02/15/08                                      25,000        25,039
     4.000%, 07/25/08                                      14,500        14,406
   FNMA DN (B)
     4.732%, 10/03/07                                      25,627        25,620
   FNMA MTN
     6.340%, 10/16/07                                      35,000        35,018
   -----------------------------------------------------------------------------

        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $1,555,070)                                         1,555,070
        ========================================================================

REPURCHASE AGREEMENTS (C) [41.4%]
   Bank of America
     5.050%, dated 09/28/07,
     repurchased on 10/01/07,
     repurchase price $200,084,167
     (collateralized by a U.S.
     Government obligation,
     par value $276,989,316,
     5.000%, 06/01/35; with
     total market value
     $204,000,001)                                        200,000       200,000
   Barclays
     5.050%, dated 09/28/07,
     repurchased on 10/01/07,
     repurchase price $201,684,840
     (collateralized by U.S.
     Government obligations,
     ranging in par value
     $105,239,867-$119,862,353,
     6.000%, 08/01/36-
     07/01/37; with total market
     value $205,632,000)                                  201,600       201,600
   Bear Stearns Inc. & Co.
     5.080%, dated 09/28/07,
     repurchased on 10/01/07,
     repurchase price $175,074,083
     (collateralized by U.S.
     Government obligations,
     ranging in par value
     $12,243,987-$25,623,411,
     5.000%-6.500%, 11/01/12-
     09/01/37, with total market
     value $178,504,675)                                  175,000       175,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 46
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Deutsche Bank
     5.100%, dated 09/28/07,
     repurchased on 10/01/07,
     repurchase price $200,085,000
     (collateralized by U.S.
     Government obligations,
     ranging in par value
     $250,763-$47,533,550,
     4.336%-6.915%, 05/01/34-
     07/01/37; with total market
     value $204,000,001)                             $    200,000   $   200,000
   Lehman Brothers
     5.050%, dated 09/28/07,
     repurchased on 10/01/07,
     repurchase price $200,084,167
     (collateralized by U.S.
     Government obligations,
     ranging in par value
     $605,000-$50,000,000,
     4.500%-7.500%, 11/15/08-
     01/15/37; with total market
     value $204,001,811)                                  200,000       200,000
   UBS Warburg
     5.050%, dated 09/28/07,
     repurchased on 10/01/07,
     repurchase price $125,052,604
     (collateralized by U.S.
     Government obligations,
     ranging in par value
     $34,850,000-$72,608,798,
     5.500%-6.500%, 12/01/32-
     09/01/37; with total market
     value $127,501,200)                                  125,000       125,000
   -----------------------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENTS
            (Cost $1,101,600)                                         1,101,600
         =======================================================================

         TOTAL INVESTMENTS [99.9%]
            (Cost $2,656,670)                                       $ 2,656,670
         =======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $2,660,057 ($THOUSANDS).

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) ZERO COUPON SECURITY. THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C)   TRI-PARTY REPURCHASE AGREEMENT

DN -- DISCOUNT NOTE
FAMC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 47
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

16.9%   General Obligation
13.2%   Industrial Development
11.2%   General Revenue
11.2%   Education
10.8%   Water
 9.3%   Power
 7.8%   Transportation
 6.7%   Utilities
 4.2%   Healthcare
 3.7%   Public Facilities
 3.5%   Housing
 0.6%   Commercial Paper
 0.4%   Airport
 0.4%   Equipment
 0.1%   Board Bank Revenue

*     Percentages based on total investments.

-------------------------------------------------------------------------------
DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------

MUNICIPAL BOND [98.4%]
   CALIFORNIA [92.0%]
   ABAG, Finance Authority for
     Non-Profit Corporations,
     Public Policy Institute, Ser A,
     RB (A) (B) (C)
     3.750%, 11/01/31                                $      2,915   $     2,915
   ABAG, Finance Authority for
     Non-Profit Corporations,
     Ser C, COP (A) (B) (C)
     3.860%, 10/01/27                                       5,120         5,120
   ABAG, Finance Authority for
     Non-Profit Corporations,
     Ser D, COP
     Callable 08/01/07 @ 100
     (A) (B) (C)
     3.860%, 10/01/27                                       2,840         2,840
   Anaheim, Multi-Family Housing
     Authority, Heritage Village
     Apartments Project, Ser A,
     RB (A) (B) (D)
     3.750%, 07/15/33                                       4,685         4,685
   Berkeley, TRAN
     4.000%, 10/31/07                                       9,550         9,554
   Berkeley, YMCA Project,
     RB (A) (B) (C)
     3.750%, 06/01/23                                       1,795         1,795
   California State, Bay Area Toll
     Authority, San Francisco
     Bay Area Project, Ser B,
     RB, AMBAC (A) (B)
     3.630%, 04/01/39                                       4,500         4,500
   California State, Bay Area Toll
     Authority, San Francisco
     Bay Area Project, Ser B-1,
     RB, AMBAC (A) (B)
     3.630%, 04/01/45                                      10,285        10,285

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------

   California State, Bay Area Toll
     Authority, San Francisco
     Bay Area Project, Ser B-2,
     RB, XLCA (A) (B)
     3.630%, 04/01/45                                $      2,100   $     2,100
   California State, Community
     College Financing Authority,
     Ser A, TRAN
     4.500%, 06/30/08                                       7,500         7,545
   California State, Daily
     Kindergarten University
     Project, Ser A, GO
     (A) (B) (C)
     3.900%, 05/01/34                                       5,265         5,265
   California State, Daily
     Kindergarten University,
     Ser A-2, GO (A) (B) (C)
     3.750%, 05/01/34                                      10,400        10,400
   California State, Daily
     Kindergarten University,
     Ser A-3, GO (A) (B) (C)
     3.900%, 05/01/34                                       6,900         6,900
   California State, Daily
     Kindergarten University,
     Ser B-1, GO (A) (B) (C)
     3.900%, 05/01/34                                       6,165         6,165
   California State, Department of
     Water Resource & Power,
     Ser B-1, RB (A) (B) (C)
     3.800%, 05/01/22                                       6,270         6,270
   California State, Department of
     Water Resource & Power,
     Ser B-5, RB (A) (B) (C)
     3.860%, 05/01/22                                       6,250         6,250
   California State, Department of
     Water Resource & Power,
     Ser B-6, RB (A) (B) (C)
     3.840%, 05/01/22                                       1,200         1,200
   California State, Department of
     Water Resource & Power,
     Ser C-15, RB (A) (B) (C)
     3.650%, 05/01/22                                       5,000         5,000
   California State, Department of
     Water Resource & Power,
     Sub-Ser F-2, RB (A) (B) (C)
     3.930%, 05/01/20                                       5,750         5,750
   California State, Department of
     Water Resource & Power,
     Sub-Ser F-5, RB (A) (B) (C)
     3.970%, 05/01/22                                       1,050         1,050
   California State, Department of
     Water Resource & Power,
     Sub-Ser G-1, RB (A) (B) (C)
     3.680%, 05/01/11                                       1,000         1,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 48
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------

   California State, Department of
     Water Resource & Power,
     Sub-Ser G-3, RB, FSA (A) (B)
     3.730%, 05/01/16                                $      1,050   $     1,050
   California State, Department of
     Water Resource & Power,
     Sub-Ser G-4, RB, FSA (A) (B)
     3.730%, 05/01/16                                      10,000        10,000
   California State, Economic
     Development Financing
     Authority, KQED Project,
     RB (A) (B) (C)
     3.750%, 04/01/20                                       1,200         1,200
   California State, Economic
     Recovery Authority,
     Ser C, RB (B) (A)
     3.860%, 07/01/23                                       8,760         8,760
   California State, Economic
     Recovery Authority,
     Ser C-1, RB (A) (B)
     4.010%, 07/01/23                                      10,070        10,070
   California State, Economic
     Recovery Authority,
     Ser C-12, RB (A) (B)
     3.750%, 07/01/23                                       2,895         2,895
   California State, Economic
     Recovery Authority,
     Ser C-13, RB, XLCA (A) (B)
     3.760%, 07/01/23                                       6,000         6,000
   California State, Economic
     Recovery Authority,
     Ser C-16, RB, FSA (A) (B)
     3.730%, 07/01/23                                       3,700         3,700
   California State, Economic
     Recovery Authority,
     Ser C-4, RB (A) (B)
     3.800%, 07/01/23                                      20,625        20,625
   California State, Economic
     Recovery Authority,
     Ser C-8, RB (A) (B) (C)
     3.900%, 07/01/23                                       3,500         3,500
   California State, Educational
     Facilities Authority, Chapman
     University Project,
     RB (A) (B) (C)
     3.750%, 12/01/30                                       1,000         1,000
   California State, Educational
     Facilities Authority, Stanford
     University Project, Ser S-4,
     RB (A) (B)
     3.610%, 11/01/50                                      14,050        14,050

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------

   California State, Educational
     Facilities Authority, University
     San Francisco, RB (A) (B) (C)
     3.630%, 05/01/30                                $      5,100   $     5,100
   California State, Health Facilities
     Finance Authority, Adventist
     Health Systems Project,
     Ser B, RB (A) (B) (C)
     3.940%, 09/01/25                                       4,400         4,400
   California State, Health Facilities
     Finance Authority, Adventist
     Hospital Project, Ser A,
     RB, MBIA (A) (B)
     3.880%, 09/01/28                                       7,490         7,490
   California State, Health Facilities
     Finance Authority, Adventist
     3.880%, 09/01/28                                       6,135         6,135
   California State, Infrastructure &
     Economic Authority, Asian Art
     Museum Foundation Project,
     RB, MBIA (A) (B)
     3.880%, 06/01/34                                       5,100         5,100
   California State, Infrastructure &
     Economic Authority,
     Contemporary Jewish Museum
     Project, RB (A) (B) (C)
     3.950%, 12/01/36                                       5,000         5,000
   California State, Infrastructure &
     Economic Authority, India
     Community Center Project,
     RB (A) (B) (C)
     3.950%, 12/01/36                                       1,700         1,700
   California State, Infrastructure &
     Economic Authority, J Paul
     Getty Trust Project,
     Ser B, RB (A) (B)
     3.750%, 10/01/23                                       6,240         6,240
     3.830%, 04/01/33 (A) (B)                               6,200         6,200
   California State, Infrastructure &
     Economic Authority, Jewish
     Community Center Project,
     RB, FGIC (A) (B)
     3.950%, 12/01/31                                      16,000        16,000
   California State, Infrastructure &
     Economic Authority, RAND
     Corporation Project, Ser B, RB,
     AMBAC (A) (B)
     3.840%, 04/01/42                                       4,000         4,000
   California State, Kindergarten-
     University Project,
     Ser B-3, GO (A) (B)
     3.840%, 05/01/34                                       2,300         2,300

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 49
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   California State, Ser A-1,
      GO (A) (B) (C)
      3.900%, 05/01/33                               $      5,700   $     5,700
   California State, Ser A-2,
      GO (A) (B) (C)
      3.830%, 05/01/33                                      8,700         8,700
   California State, Ser A-3,
      GO (A) (B)
      3.860%, 05/01/33                                      8,800         8,800
   California State, Ser B,
      Sub-Ser B-4, GO (A) (B) (C)
      3.730%, 05/01/40                                      6,480         6,480
   California State, Ser B,
      Sub-Ser B-6, GO (A) (B) (C)
      3.900%, 05/01/40                                      9,050         9,050
   California State, Ser B,
      Sub-Ser B-7, GO (A) (B) (C)
      3.900%, 05/01/40                                      7,000         7,000
   California State, Ser B-1,
      GO (A) (B) (C)
      3.750%, 05/01/33                                      7,000         7,000
   California State, Ser C-2,
      GO (A) (B) (C)
      3.700%, 05/01/33                                      7,700         7,700
   California State, Weekly
      Kindgarten University,
      Ser B-5, GO (A) (B) (C)
      3.740%, 05/01/34                                     11,825        11,825
   California Statewide,
      Communities Development
      Authority, Masters College
      Project, RB (A) (B) (C)
      3.750%, 02/01/37                                      3,000         3,000
   California Statewide,
      Communities Development
      Authority, Museum of Art
      Project, Ser C, RB, FGIC
      (A) (B)
      3.740%, 12/01/34                                     10,550        10,550
   California Statewide,
      Communities Development
      Authority, North Peninsula
      Jewish Project, RB (A) (B) (C)
      3.880%, 07/01/34                                      6,100         6,100
   California Statewide,
      Communities Development
      Authority, Park Century
      School Project, RB (A) (B) (C)
      3.800%, 11/01/32                                      4,000         4,000

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Contra Costa County, Merrithew
      Memorial Hospital Project,
      COP, MBIA
      Pre-Refunded @ 102 (E)
      5.500%, 11/01/07                               $      2,855   $     2,916
   Contra Costa County,
      Ser A, TRAN
      4.500%, 12/11/07                                      5,000         5,011
   East Bay, Municipal Utilities
      District Authority,
      Ser A, RB, FSA (A) (B)
      3.740%, 06/01/25                                      9,960         9,960
   East Bay, Municipal Utilities
      District Authority,
      Sub-Ser 1, RB,
      XLCA (A) (B)
      3.750%, 06/01/38                                      6,600         6,600
   East Bay, Municipal Utilities
      District Authority,
      Sub-Ser B-1, RB,
      XLCA (A) (B)
      3.750%, 06/01/38                                     15,135        15,135
   East Bay, Municipal Utilities
      District Authority,
      Sub-Ser B-3, RB,
      XLCA (A) (B)
      3.730%, 06/01/38                                      4,970         4,970
   Eastern California, Municip
      Water District, COP,
      Ser B, TA, FGIC (A) (B)
      3.700%, 07/01/20                                      4,700         4,700
   Fremont, Family Center Finance
      Project, COP (A) (B) (C)
      3.730%, 08/01/28                                      4,130         4,130
   Fremont, Office Building
      Improvement & Fire
      Equipment Project,
      COP (A) (B) (C)
      3.780%, 08/01/30                                      3,280         3,280
   Fresno, Palm Lakes Apartment
      Project, RB (A) (B) (C)
      3.780%, 05/01/15                                      3,615         3,615
   Glendale, Police Building
      Project, COP (A) (B)
      3.780%, 06/01/30                                     14,100        14,100
   Grant, Joint Union High School
      District, School Facility
      Bridge Funding Project,
      COP, FSA (A) (B)
      3.700%, 09/01/34                                      1,000         1,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 50
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Huntington Beach, Union High
      School District, School
      Facility Bridge Funding
      Project, COP, FSA (A) (B)
      3.700%, 09/01/28                               $      1,890   $     1,890
   Irvine Ranch, Water District
      #140-240-105-250,
      GO (A) (B) (C)
      3.840%, 04/01/33                                      4,125         4,125
   Irvine Ranch, Water District,
      GO (A) (B) (C)
      3.840%, 01/01/21                                      3,300         3,300
   Irvine, Improvement Board, Act
      1915 Project, District #03-19,
      Ser A, SAB (A) (B) (C)
      3.840%, 09/02/29                                      9,798         9,798
   Irvine, Improvement Board, Act
      1915 Project, District #03-19,
      Ser B, SAB (A) (B)
      3.950%, 09/02/29                                      3,726         3,726
   Irvine, Improvement Board, Act
      1915 Project, District #04-20,
      Ser A, RB (A) (B) (C)
      3.850%, 09/02/30                                      4,760         4,760
   Irvine, Improvement Board, Act
      1915 Project, District #05-21,
      Ser A, RB (A) (B) (C)
      3.950%, 09/02/31                                      9,500         9,500
   Irvine, Improvement Board, Act
      1915 Project, District #85-7,
      Ser A, SAB (A) (B)
      3.950%, 09/02/32                                      2,000         2,000
   Irvine, Improvement Board, Act
      1915 Project, District #87-8,
      SAB (A) (B) (C)
      3.850%, 09/02/24                                      2,845         2,845
   Irvine, Improvement Board, Act
      1915 Project, District #93-14,
      SAB (A) (B) (C)
      3.840%, 09/02/25                                      4,100         4,100
   Irvine, Improvement Board, Act
      1915, Assessment No. 07-22,
      Ser A, RB (A) (B) (C)
      3.950%, 09/02/32                                     17,050        17,050
   Lemon Grove, Multifamily
      Housing, Hillside Terrace
      Project, RB (A) (B) (D)
      3.740%, 02/15/31                                      4,955         4,955
   Los Angeles County, TRAN
      4.500%, 06/30/08                                      6,000         6,038
   Los Angeles, Department of
      Water & Power, Sub-Ser B-1,
      RB (A) (B)
      3.780%, 07/01/35                                      7,000         7,000

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Los Angeles, Department of
      Water, Sub-Ser -2,
      RB (A) (B)
      3.840%, 07/01/35                               $     15,050   $    15,050
   Los Angeles, Metropolitan
      Transit Commission, Ser A,
      RB, FGIC (A) (B)
      3.740%, 07/01/12                                      6,830         6,830
   Los Angeles, Metropolitan
      Transportation Authority,
      Proposition C, Ser A, RB,
      MBIA (A) (B)
      3.700%, 07/01/20                                     21,015        21,015
   Los Angeles, TRAN
      4.500%, 06/30/08                                      7,000         7,043
   Los Angeles, Unified School
      District, Administration
      Building Project, Ser A,
      COP, AMBAC (A) (B)
      3.730%, 10/01/24                                      8,365         8,365
   Los Angeles, Unified School
      District, TRAN
      4.000%, 12/03/07                                      3,155         3,157
   Los Angeles, Wastewater
      Systems, Sub-Ser A,
      RB, XLCA (A) (B)
      3.720%, 06/01/28                                     10,130        10,130
   Los Angeles, Wastewater
      Systems, Sub-Ser B-1,
      RB, XLCA (A) (B)
      3.720%, 06/01/28                                      4,480         4,480
   Los Angeles, Water & Power
      Resource Authority,
      Power System Project,
      Sub-Ser A-7, RB (A)(B)
      3.740%, 07/01/35                                     15,000        15,000
   Los Angeles, Water & Power
      Resource Authority,
      Sub-Ser B-2, RB (A) (B)
      3.650%, 07/01/34                                      2,000         2,000
   Los Angeles, Water & Power
      Resource Authority,
      Sub-Ser B-3, RB (A) (B)
      3.900%, 07/01/34                                      8,550         8,550
   Los Angeles, Water & Power
      Resource Authority,
      Sub-Ser B-6, RB (A) (B)
      3.880%, 07/01/34                                      5,500         5,500
   Moorpark, Unified School
      District, Ser A, COP,
      FSA (A) (B)
      3.700%, 11/01/28                                      1,000         1,000

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 51
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Mount Diablo, Unified School
      District, TRAN
      4.000%, 11/21/07                               $      5,000   $     5,004
   Oakland, Capital Equipment
      Project, COP (A) (B) (C)
      3.810%, 12/01/15                                      3,590         3,590
   Oakland-Alameda County,
      Coliseum Project, Ser C-1,
      RB (A) (B) (C)
      3.740%, 02/01/25                                     15,000        15,000
   Oceanside, Multi-Family,
      Lakeridge Apartments Project,
      RB (A) (B) (D)
      3.760%, 08/01/17                                      1,880         1,880
   Orange County, Apartment
      Development Authority,
      Bear Brand Apartments
      Project, RB (A) (B) (D)
      3.720%, 11/01/07                                      1,900         1,900
   Orange County, Apartment
      Development Authority,
      Hidden Hills Project,
      Ser C, RB (A) (B)
      3.720%, 11/01/09                                      3,200         3,200
   Orange County, Apartment
      Development Authority,
      Riverbend Apartments
      Project, Ser B, RB (A) (B) (D)
      3.740%, 12/01/29                                      5,000         5,000
   Orange County, Apartment
      Development Authority,
      Seaside Meadow Project,
      Ser C, RB (A) (B) (D)
      3.720%, 08/01/08                                      8,000         8,000
   Orange County, Improvement
      Board, Assessment District
      No. 01-1, Ser A, SAB
      (A) (B) (C)
      3.850%, 09/02/33                                      1,500         1,500
   Orange County, Improvement
      Board, Assessment District
      No. 88, RB (A) (B) (C)
      3.880%, 09/02/18                                      1,100         1,100
   Orange County, Sanitation
      District Authority, Ser A,
      COP (A) (B)
      3.850%, 08/01/29                                      2,755         2,755
   Orange County, Sanitation
      District Authority,
      Ser B, COP (A) (B)
      3.850%, 08/01/30                                      9,300         9,300

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Orange County, Water
      District Authority,
      Ser A, COP (A) (B)
      3.740%, 08/01/42                               $      2,800   $     2,800
   Pasadena, Public Financing
      Authority, Rose Bowl
      Refinancing & Improvement
      Project, RB (A) (B) (C)
      3.700%, 12/01/23                                      6,575         6,575
   Riverside County, Ser C,
      COP (A) (B) (C)
      3.700%, 12/01/15                                     14,700        14,700
   Riverside, Unified School
      District, Ser C, School
      Facility Bridge Funding
      Project, COP, FSA (A) (B)
      3.700%, 09/01/27                                      1,610         1,610
   Sacramento County, Housing
      Authority, Bent Tree
      Apartments Project,
      Ser A, RB (A) (B) (D)
      3.740%, 02/15/31                                      2,500         2,500
   Sacramento County, Ser A,
      TRAN 4.250%, 07/09/08                                 5,000         5,022
   Sacramento County, TRAN
      4.500%, 07/09/08                                      5,000         5,031
   San Bernardino County,
      Housing Authority, Alta Loma
      Heritage Project, Ser A,
      RB (A) (B) (C)
      3.710%, 02/01/23                                      1,354         1,354
   San Diego, Museum of Art
      Project, COP (A) (B) (C)
      3.750%, 09/01/30                                      1,400         1,400
   San Diego, Unified School
      District, Ser A, TRAN
      4.500%, 07/22/08                                      6,000         6,039
   San Francisco (City & County),
      Moscone Center Expansion
      Project, Ser 1, RB,
      AMBAC (A) (B)
      3.700%, 04/01/30                                        600           600
   San Francisco (City & County),
      Moscone Center Expansion
      Project, Ser 2, RB,
      AMBAC (A) (B)
      3.730%, 04/01/30                                      1,125         1,125
   San Francisco Bay Area Toll
      Authority, Ser A-1, RB,
      AMBAC (A) (B)
      3.620%, 04/01/45                                      5,000         5,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 52
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   San Francisco, Bay Area Toll
      Authority, Ser A, RB,
      AMBAC (A) (B)
      3.620%, 04/01/36                               $     12,450   $    12,450
   San Francisco, Bay Area Toll
      Authority, Ser C, RB,
      AMBAC (A) (B)
      3.700%, 04/01/25                                      5,650         5,650
   San Jose, Redevelopment
      Agency, Merged Area
      Redevelopment Project,
      Ser A, RB (A) (B) (C)
      3.720%, 07/01/26                                      7,750         7,750
   Santa Clara County, Financing
      Authority, VMC Facility
      Replacement Project,
      Ser B, RB (A) (B)
      3.730%, 11/15/25                                     13,475        13,475
   Santa Clara Valley,
      Transportation Authority,
      Ser A, RB, AMBAC (A) (B)
      3.630%, 06/01/26                                      6,300         6,300
   Santa Cruz County, Board of
      Education, TRAN
      4.250%, 06/30/08                                      3,000         3,012
   Santa Cruz County, TRAN
      4.500%, 07/11/08                                      5,000         5,032
   Sequoia, Unified High School
      District, TRAN
      4.250%, 07/03/08                                      3,000         3,013
   Southern California,
      Metropolitan Water District
      Authority, RB (A) (B)
      3.840%, 07/01/35                                      6,200         6,200
   Southern California,
      Metropolitan Water District
      Authority, Ser B, RB (A) (B)
      3.730%, 07/01/27                                      2,600         2,600
   Southern California,
      Metropolitan Water District
      Authority, Ser B-3, RB (A) (B)
      3.860%, 07/01/35                                      5,000         5,000
   Southern California,
      Metropolitan Water District
      Authority, Ser B-4 (A) (B)
      3.740%, 07/01/35                                      5,000         5,000
   Southern California,
      Metropolitan Water District
      Authority, Ser C-1, RB (A) (B)
      3.920%, 07/01/36                                      5,400         5,400

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   Southern California,
      Metropolitan Water District
      Authority, Ser B, RB (A) (B)
      3.730%, 07/01/28                               $      5,400   $     5,400
   Southern California,
      Metropolitan Water District,
      Ser A, RB (A) (B)
      3.800%, 07/01/25                                      3,800         3,800
   Southern California,
      Metropolitan Water District,
      Ser C-1, RB (A) (B)
      3.670%, 07/01/30                                      5,000         5,000
   Southern California,
      Metropolitan Water District,
      Ser C-3, RB (A) (B)
      3.720%, 07/01/30                                      8,395         8,395
   Southern California,
      Public Power Authority,
      Southern Transmission Project,
      Ser A, RB, FSA (A) (B)
      3.700%, 07/01/23                                      6,000         6,000
   Southern California,
      Public Power Authority,
      Southern Transmission Project,
      RB, AMBAC (A) (B) (C)
      3.750%, 07/01/19                                     13,600        13,600
   State of California,
      Ser B-3, GO (A) (B) (C)
      3.730%, 05/01/33                                      6,100         6,100
   Sunnyvale, Government Center
      Site Acquisition Project,
      Ser A, COP, AMBAC (A) (B)
      3.740%, 04/01/31                                      4,200         4,200
   Three Valleys, Municipal Water
      District Authority, Miramar
      Water Treatment Project,
      COP (A) (B) (C)
      3.750%, 11/01/14                                      4,700         4,700
   Turlock, Irrigation District,
      Capital Improvement &
      Refunding Project, COP
      (A) (B) (C)
      3.880%, 01/01/31                                      9,150         9,150
   Ventura County, TRAN
      4.500%, 07/01/08                                      5,000         5,032
   Westminster, Civic Center
      Refinancing Program,
      Ser A, COP, AMBAC (A) (B)
      3.750%, 06/01/22                                      2,700         2,700
   -----------------------------------------------------------------------------

   TOTAL CALIFORNIA                                                     886,577
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 53
schedule of investments

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   CONNECTICUT [1.4%]
   Connecticut State, Health &
      Education Authority, Yale
      University, Ser X-3, RB
      (A) (B)
      4.000%, 07/01/37                               $     13,425   $    13,425
   =============================================================================

   FLORIDA [0.6%]
   North Broward, Hospital
      District Authority,
      RB, CIFG (A) (B)
      3.870%, 01/15/31                                      6,100         6,100
   =============================================================================

   ILLINOIS [0.4%]
   Illinois State, Recreational
      Facility Improvements
      Authority, Museum of
      Contemporary Art Project,
      RB (A) (B) (C)
      3.910%, 02/01/29                                      2,500         2,500
   University, Auxiliary
      Facilities System Project,
      Ser B, RB, FSA (A) (B)
      3.860%, 04/01/35                                      1,000         1,000
   -----------------------------------------------------------------------------

   TOTAL ILLINOIS                                                         3,500
   =============================================================================

   INDIANA [0.1%]
   Indianapolis, Local Public
      Improvements Project,
      Ser F-2, RB, MBIA (A) (B)
      3.870%, 02/01/20                                      1,000         1,000
   =============================================================================

   MASSACHUSETTS [2.2%]
   Massachusetts State, Health &
      Educational Facility Authority,
      Harvard University Project,
      Ser R, RB (A) (B)
      3.800%, 11/01/49                                     21,000        21,000
   =============================================================================

   NEVADA [0.4%]
   Clark County, Airport Authority,
      Ser E-2, RB, FGIC (A) (B)
      3.930%, 07/01/36                                      4,200         4,200
   =============================================================================

   NEW JERSEY [0.7%]
   Rutgers State University,
      Ser A, RB (A) (B)
      3.800%, 05/01/18                                      7,000         7,000
   =============================================================================

DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

   WASHINGTON [0.6%]
   Seattle, Municipal Light &
      Power Authority,
      RB (A) (B) (C)
      3.820%, 06/01/21                               $      5,615   $     5,615
   =============================================================================

         TOTAL MUNICIPAL BOND
            (Cost $948,417)                                             948,417
         =======================================================================

COMMERCIAL PAPER [0.6%]
   California State,
      Contra Costa Water
      3.500%, 10/16/07                                      5,800         5,800
   -----------------------------------------------------------------------------

         TOTAL COMMERCIAL PAPER
            (Cost $5,800)                                                 5,800
         =======================================================================

         TOTAL INVESTMENTS [99.0%]
            (Cost $954,217)                                         $   954,217
         =======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $963,473 ($THOUSANDS).

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2007.

(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(D)   SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.

(E)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
BAN -- BOND ANTICIPATION NOTE
CIFG -- CDC IXIS FINANCIAL GUARANTY
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
LP -- LIMITED PARTNERSHIP
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
SAB -- SPECIAL ASSESSMENT BOND
SER -- SERIES
TA -- TAX ALLOCATION
TRAN -- TAX & REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 54
                          page left intentionally blank
statements of assets and liabilities (000)

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

                                                                   Large Cap Value   Large Cap Growth   RCB Small Cap
                                                                     Equity Fund       Equity Fund        Value Fund
                                                                   ---------------------------------------------------
ASSETS:
   Cost of securities (including repurchase agreements)             $     101,134      $     50,630     $      49,565
======================================================================================================================
   Investments in securities, at value                              $     127,151      $     60,899     $      56,678
   Repurchase agreements at value                                              --                --             4,088
   Receivable for capital shares sold                                         179                17                33
   Income receivable                                                          165                27               148
   Cash                                                                         1                --                 1
   Prepaid Expenses                                                             1                --                 1
----------------------------------------------------------------------------------------------------------------------
     Total Assets                                                         127,497            60,943            60,949
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for income distributions                                           141                33                --
   Payable for capital shares redeemed                                         39                11               477
   Payable for investment securities purchased                                 --                --               609
   Investment adviser fees payable                                             64                32                43
   Shareholder servicing & distribution fees payable                           29                15                57
   Administrative fees payable                                                  5                 2                 2
   Other accrued expenses                                                       5                 3                 2
----------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                        283                96             1,190
----------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                       $     127,214      $     60,847     $      59,759
======================================================================================================================
NET ASSETS
   Paid-in Capital
     (unlimited authorization -- $0.01 par value)                   $      95,713      $     52,952     $      39,598
   Undistributed (distributions in excess of) net investment
     income                                                                    (5)                7                --
   Accumulated net realized gain (loss) on investments                      5,489            (2,381)            8,960
   Net unrealized appreciation on investments                              26,017            10,269            11,201
----------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                       $     127,214      $     60,847     $      59,759
======================================================================================================================
Institutional Class Shares ($Dollars):
   Net Assets                                                       $ 110,023,819      $ 45,784,664     $   9,061,907
   Total shares outstanding at end of period                            9,815,893         5,166,187           294,320
   Net asset value, offering and redemption price per share
     (net assets / shares outstanding)                              $       11.21      $       8.86     $       30.79
Class A Shares ($Dollars):
   Net Assets                                                       $  17,190,102      $ 15,062,709     $   9,752,635
   Total shares outstanding at end of period                            1,536,113         1,717,439           320,573
   Net asset value, offering and redemption price per share
     (net assets / shares outstanding)                              $       11.19      $       8.77     $       30.42
Class R Shares ($Dollars):
   Net Assets                                                       $          --      $         --     $  40,944,079
   Total shares outstanding at end of period                                   --                --         1,347,947
   Net asset value and redemption price per share
     (net assets / shares outstanding)                              $          --      $         --     $       30.38
   Maximum offering price per share
     (net asset value / 96.50%)                                     $          --      $         --     $       31.48

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 56
statements of assets and liabilities (000)

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

                                                                                                   California
                                                                     Corporate      Government     Tax Exempt     High Yield
                                                                     Bond Fund      Bond Fund      Bond Fund      Bond Fund
                                                                   -----------------------------------------------------------
ASSETS:
   Cost of securities                                              $      62,717   $     54,745   $     34,767   $     36,998
==============================================================================================================================
   Investments in securities, at value                             $      62,551   $     54,926   $     34,858   $     36,323
   Cash                                                                       10             --             --             99
   Income receivable                                                         740            350            493            830
   Receivable for capital shares sold                                        177            157              5             88
   Receivable for investment securities sold                                  --             --             --            256
   Prepaid Expenses                                                            1             --             --              2
------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                         63,479         55,433         35,356         37,598
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for income distributions                                          182            146             59             85
   Payable for capital shares redeemed                                         5             17             13             --
   Payable for investment securities purchased                                --             --            546            220
   Investment adviser fees payable                                            21             16              5             20
   Shareholder servicing & distribution fees payable                          13             12              7             13
   Administrative fees payable                                                 2              2              1              1
   Other accrued expenses                                                      3              2              1              1
------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                       226            195            632            340
------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                      $      63,253   $     55,238   $     34,724   $     37,258
==============================================================================================================================
NET ASSETS
   Paid-in Capital
      (unlimited authorization -- $0.01 par value)                 $      63,897   $     55,624   $     34,675   $     38,705
   Undistributed net investment income                                         1             --             --             56
   Accumulated net realized loss on investments                             (479)          (567)           (42)          (828)
   Net unrealized appreciation (depreciation) on investments                (166)           181             91           (675)
------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                      $      63,253   $     55,238   $     34,724   $     37,258
==============================================================================================================================
Institutional Class Shares ($Dollars):
   Net Assets                                                      $  62,210,164   $ 52,606,570   $ 33,801,658   $ 17,137,282
   Total shares outstanding at end of period                           6,113,704      5,091,268      3,301,130      1,923,901
   Net asset value, offering and redemption price per share
     (net assets / shares outstanding)                             $       10.18   $      10.33   $      10.24   $       8.91
Class A Shares ($Dollars):
   Net Assets                                                      $   1,042,627   $  2,631,900   $    922,022   $ 20,120,445
   Total shares outstanding at end of period                             102,396        254,182         89,812      2,258,821
   Net asset value, offering and redemption price per share
     (net assets / shares outstanding)                             $       10.18   $      10.35   $      10.27   $       8.91

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 57
statements of assets and liabilities (000)

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

                                                                                                                     California
                                                                                     Prime          Government       Tax Exempt
                                                                                     Money            Money            Money
                                                                                  Market Fund      Market Fund      Market Fund
                                                                                -------------------------------------------------
ASSETS:
   Cost of securities (including repurchase agreements)                         $   1,928,116    $     2,656,670   $     954,217
=================================================================================================================================
   Investments in securities, at value                                          $   1,210,316    $     1,555,070   $     954,217
   Repurchase agreements, at value                                                    717,800          1,101,600              --
   Income receivable                                                                    8,531              9,099           4,691
   Prepaid Expenses                                                                        14                 24              10
   Cash                                                                                    --                 10           6,203
---------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                  1,936,661          2,665,803         965,121
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for income distributions                                                     5,324              3,912           1,037
   Shareholder servicing fees payable                                                     763              1,063             378
   Investment adviser fees payable                                                        396                564             170
   Administrative fees payable                                                             78                107              38
   Other accrued expenses                                                                  91                100              25
   Payable to custodian                                                                   638                 --              --
---------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                 7,290              5,746           1,648
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                   $   1,929,371    $     2,660,057   $     963,473
=================================================================================================================================
NET ASSETS
   Paid-in Capital (unlimited authorization -- $0.01 par value)                 $   1,929,570    $     2,660,042   $     963,472
   Undistributed net investment income                                                     11                 16              --
   Accumulated net realized gain (loss) on investments                                   (210)               (1)               1
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                   $   1,929,371    $     2,660,057   $     963,473
=================================================================================================================================
Institutional Class Shares ($Dollars):
   Net Assets                                                                   $ 438,639,066    $    47,858,341   $  89,237,463
   Total shares outstanding at end of period                                      438,725,810         47,859,506      89,238,781
   Net asset value, offering and redemption price per share
     (net assets / shares outstanding)                                          $        1.00    $          1.00   $        1.00
Class A Shares ($Dollars):
   Net Assets                                                                   $ 870,537,376    $ 2,291,137,358   $ 695,317,484
   Total shares outstanding at end of period                                      870,710,980      2,291,121,849     695,319,976
   Net asset value, offering and redemption price per share
     (net assets / shares outstanding)                                          $        1.00    $          1.00   $        1.00
Class S Shares ($Dollars):
   Net Assets                                                                   $ 620,194,714    $   321,061,291   $ 178,917,718
   Total shares outstanding at end of period                                      620,225,583        321,060,626     178,913,981
   Net asset value and redemption price per share
     (net assets / shares outstanding)                                          $        1.00    $          1.00   $        1.00

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 58
statements of operations

FOR THE YEAR ENDED SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

                                                                               Large Cap Value   Large Cap Growth   RCB Small Cap
                                                                                 Equity Fund       Equity Fund        Value Fund
                                                                                    (000)              (000)            (000)
                                                                               ---------------------------------------------------
INVESTMENT INCOME:
   Dividend Income                                                               $    3,222        $       822        $     862
----------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                                         3,222                822              862
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment advisory fee                                                              743                353              577
   Shareholder Servicing Fees--Institutional Class                                      261                103               28
   Shareholder Servicing Fees--Class A(1)                                                77                 66               55
   Shareholder Servicing Fees--Class R(1)                                                --                 --              229
   Administration fee                                                                    63                 28               36
   Trustee Fees                                                                           4                  2                2
   Professional fees                                                                     14                  7                9
   Transfer Agent Fees                                                                   11                  5                6
   Custody fees                                                                           6                  3                4
   Printing fees                                                                          5                  3                3
   Registration fees                                                                      3                  1                2
   Insurance and Other expenses                                                          10                  4                4
----------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                                  1,197                575              955
----------------------------------------------------------------------------------------------------------------------------------
      Less Waiver of:
         Transfer Agent Fees                                                            (11)                (5)              (6)
----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                       1,186                570              949
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                                          2,036                252              (87)
----------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Transactions                                     5,793              1,288            9,056
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments                                                                     8,799              5,813           (1,504)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                     $   16,628        $     7,353        $   7,465
==================================================================================================================================

(1)  INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 59
statements of operations

FOR THE YEAR ENDED SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

                                                                                                         California
                                                                           Corporate      Government      Tax Exempt   High Yield
                                                                           Bond Fund      Bond Fund       Bond Fund     Bond Fund
                                                                             (000)          (000)           (000)         (000)
                                                                          --------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                         $  2,995        $ 2,373         $ 1,094      $ 3,375
   Dividend Income                                                               46             45              16           10
----------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                                 3,041          2,418           1,110        3,385
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment advisory fee                                                      237            200              85          291
   Shareholder Servicing Fees--Institutional Class                              145            111              76           45
   Shareholder Servicing Fees--Class A(1)                                         6             12               5          113
   Administration fee                                                            31             24              16           20
   Trustee Fees                                                                   2              2               1            1
   Professional fees                                                              7              5               4            5
   Transfer Agent Fees                                                            6              4               3            4
   Custody fees                                                                   3              2               2            2
   Printing fees                                                                  2              2               1            2
   Registration fees                                                              2              1               1            1
   Insurance and Other expenses                                                   5              3               2            4
----------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                            446            366             196          488
----------------------------------------------------------------------------------------------------------------------------------
   Less Waiver of:
      Advisory fees                                                              --            (31)            (34)         (35)
      Transfer Agent Fees                                                        (6)            (4)             (3)          (4)
----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                 440            331             159          449
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         2,601          2,087             951        2,936
----------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Transactions                       (149)          (168)              1          427
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments                                                               209            413              14         (638)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                               $  2,661        $ 2,332         $   966      $ 2,725
==================================================================================================================================

(1)  INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 60
statements of operations

FOR THE YEAR ENDED SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

                                                                                       California
                                                              Prime       Government   Tax Exempt
                                                              Money         Money         Money
                                                           Market Fund   Market Fund   Market Fund
                                                              (000)         (000)         (000)
                                                         ------------------------------------------
INVESTMENT INCOME:
   Interest Income                                           $ 86,766     $ 126,537      $ 29,548
   Dividend Income                                                 50            --            --
--------------------------------------------------------------------------------------------------
      Total Investment Income                                  86,816       126,537        29,548
--------------------------------------------------------------------------------------------------

EXPENSES:
   Investment advisory fee                                      4,074         6,249         2,269
   Shareholder Servicing Fees--Institutional Class              1,046           112           233
   Shareholder Servicing Fees--Class A(1)                       5,618        15,607         4,714
   Shareholder Servicing Fees--Class S(1)                       3,463         2,082           889
   Administration fee                                             848         1,254           438
   Trustee Fees                                                    52            84            31
   Professional fees                                              196           282           100
   Transfer Agent Fees                                            154           227            79
   Custody fees                                                    84           130            44
   Printing fees                                                   75           107            33
   Registration fees                                               49            59            22
   Insurance and Other expenses                                   116           210            74
--------------------------------------------------------------------------------------------------
      Total Expenses                                           15,775        26,403         8,926
--------------------------------------------------------------------------------------------------
   Less Waiver of:
      Investment Advisory fees                                     --            --          (494)
      Shareholder Servicing Fees--Class A(1)                   (2,096)       (5,827)       (1,697)
      Shareholder Servicing Fees--Class S(1)                     (369)         (222)          (83)
      Transfer Agent Fees                                        (154)         (227)          (79)
--------------------------------------------------------------------------------------------------
   Net Expenses                                                13,156        20,127         6,573
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          73,660       106,410        22,975
--------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) From Securities Transactions          192            (1)           --
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $ 73,852     $ 106,409      $ 22,975
==================================================================================================

(1)   INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 61
statements of changes in net assets

FOR THE YEAR ENDED SEPTEMBER 30,

--------------------------------------------------------------------------------

                                                    Large Cap Value        Large Cap Growth
                                                   Equity Fund (000)       Equity Fund (000)
                                                 ----------------------  --------------------

                                                      2007        2006       2007       2006
-----------------------------------------------------------------------  --------------------
OPERATIONS:
   Net Investment Income (Loss)                  $   2,036   $   1,250   $    252   $     99
   Net Realized Gain (Loss) from
     Security Transactions                           5,793       5,205      1,288      1,412
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                   8,799       6,087      5,813        547
-----------------------------------------------------------------------  --------------------
      Net Increase in Net Assets
        Resulting from Operations                   16,628      12,542      7,353      2,058
-----------------------------------------------------------------------  --------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                              (1,807)     (1,124)      (212)       (96)
   CLASS A                                            (232)       (128)       (34)        (5)
   CLASS R                                              --          --         --         --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                              (4,815)     (3,330)        --         --
   CLASS A                                            (687)       (459)        --         --
   CLASS R                                              --          --         --         --
-----------------------------------------------------------------------  --------------------
      Total Dividends and Distributions             (7,541)     (5,041)      (246)      (101)
-----------------------------------------------------------------------  --------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                    21,253      55,314     10,554      7,916
   Shares Issued from Merger(2)                         --          --      1,372         --
   Shares Issued in Lieu of Dividends and
     Distributions                                   4,589       2,902         70         30
   Shares Redeemed                                 (16,697)    (14,689)    (7,459)    (7,829)
-----------------------------------------------------------------------  --------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions       9,145      43,527      4,537        117
-----------------------------------------------------------------------  --------------------
   CLASS A:
   Shares Issued                                     4,148       2,656      3,787      3,182
   Shares Issued from Merger(2)                         --          --      1,547         --
   Shares Issued in Lieu of Dividends and
     Distributions                                     728         471         23          4
   Shares Redeemed                                  (1,944)     (1,743)    (2,359)    (1,497)
-----------------------------------------------------------------------  --------------------
      Increase (Decrease) in Net Assets from
        Class A Share Transactions                   2,932       1,384      2,998      1,689
-----------------------------------------------------------------------  --------------------
   CLASS R:
   Shares Issued                                        --          --         --         --
   Shares Issued in Lieu of Dividends and
     Distributions                                      --          --         --         --
   Shares Redeemed                                      --          --         --         --
-----------------------------------------------------------------------  --------------------
      Decrease in Net Assets from
        Class R Share Transactions                      --          --         --         --
-----------------------------------------------------------------------  --------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                               12,077      44,911      7,535      1,806
-----------------------------------------------------------------------  --------------------
      Total Increase (Decrease) in Net Assets       21,164      52,412     14,642      3,763
-----------------------------------------------------------------------  -------------------
NET ASSETS:
   Beginning of year                               106,050      53,638     46,205     42,442
-----------------------------------------------------------------------  --------------------
   End of year                                   $ 127,214   $ 106,050   $ 60,847   $ 46,205
=======================================================================  ====================
Undistributed (Distributions in Excess of)
   Net Investment Income                         $      (5)  $      (2)  $      7   $     (1)
-----------------------------------------------------------------------  --------------------

(1)   SEE NOTE 9 FOR SHARES ISSUED AND REDEEMED.

(2)   SEE NOTE 8 IN THE NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 62

--------------------------------------------------------------------------------

                                                    RCB Small Cap         Corporate Bond          Government
                                                   Value Fund (000)         Fund (000)         Bond Fund (000)
                                                 --------------------  --------------------  --------------------

                                                     2007       2006       2007       2006       2007       2006
                                                 --------------------  --------------------  --------------------
OPERATIONS:
   Net Investment Income (Loss)                  $    (87)  $      1   $  2,601   $  2,227   $  2,087   $  1,326
   Net Realized Gain (Loss) from
     Security Transactions                          9,056      1,110       (149)      (276)      (168)      (360)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                 (1,504)      (908)       209       (191)       413         48
---------------------------------------------------------------------  --------------------  --------------------
      Net Increase in Net Assets
        Resulting from Operations                   7,465        203      2,661      1,760      2,332      1,014
---------------------------------------------------------------------  --------------------  --------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                 (2)       (35)    (2,546)    (2,167)    (1,976)    (1,292)
   CLASS A                                             --         (1)       (49)       (54)       (96)       (32)
   CLASS R                                             --        (10)        --         --         --         --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                               (213)      (186)        --         --         --         --
   CLASS A                                           (165)      (170)        --         --         --         --
   CLASS R                                           (730)      (785)        --         --         --         --
---------------------------------------------------------------------  --------------------  --------------------
      Total Dividends and Distributions            (1,110)    (1,187)    (2,595)    (2,221)    (2,072)    (1,324)
---------------------------------------------------------------------  --------------------  --------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                    2,351      5,422     14,720     15,662     21,995     13,593
   Shares Issued from Merger(2)                        --         --         --         --         --         --
   Shares Issued in Lieu of Dividends and
     Distributions                                    188        159        498        406        570        338
   Shares Redeemed                                 (8,112)    (5,973)    (8,362)   (11,526)    (5,878)    (6,079)
---------------------------------------------------------------------  --------------------  --------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions     (5,573)      (392)     6,856      4,542     16,687      7,852
---------------------------------------------------------------------  --------------------  --------------------
   CLASS A:
   Shares Issued                                      620      1,155        214        146      1,002      1,378
   Shares Issued from Merger(2)                        --         --         --         --         --         --
   Shares Issued in Lieu of Dividends and
     Distributions                                    136        129         23         25         30          9
   Shares Redeemed                                 (2,427)    (3,396)      (528)      (353)      (194)      (162)
---------------------------------------------------------------------  --------------------  --------------------
      Increase (Decrease) in Net Assets from
        Class A Share Transactions                 (1,671)    (2,112)      (291)      (182)       838      1,225
---------------------------------------------------------------------  --------------------  --------------------
   CLASS R:
   Shares Issued                                    5,384     12,077         --         --         --         --
   Shares Issued in Lieu of Dividends and
     Distributions                                    690        742         --         --         --         --
   Shares Redeemed                                (15,167)   (24,106)        --         --         --         --
---------------------------------------------------------------------  --------------------  --------------------
      Decrease in Net Assets from
        Class R Share Transactions                 (9,093)   (11,287)        --         --         --         --
---------------------------------------------------------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                             (16,337)   (13,791)     6,565      4,360     17,525      9,077
---------------------------------------------------------------------  --------------------  --------------------
      Total Increase (Decrease) in Net Assets      (9,982)   (14,775)     6,631      3,899     17,785      8,767
---------------------------------------------------------------------  --------------------  --------------------
NET ASSETS:
   Beginning of year                               69,741     84,516     56,622     52,723     37,453     28,686
---------------------------------------------------------------------  --------------------  --------------------
   End of year                                   $ 59,759   $ 69,741   $ 63,253   $ 56,622   $ 55,238   $ 37,453
=====================================================================  ====================  ====================
Undistributed (Distributions in Excess of)
   Net Investment Income                         $     --   $      3   $      1   $      1   $     --   $      1
---------------------------------------------------------------------  --------------------  --------------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 63
statements of changes in net assets

FOR THE YEAR ENDED SEPTEMBER 30,

--------------------------------------------------------------------------------

                                                            California Tax Exempt         High Yield
                                                               Bond Fund (000)          Bond Fund (000)
                                                           -----------------------   ---------------------
                                                                 2007        2006         2007       2006
----------------------------------------------------------------------------------   ---------------------
OPERATIONS:
   Net Investment Income                                   $      951   $     723    $   2,936   $  3,020
   Net Realized Gain (Loss) from
     Security Transactions                                          1         (35)         427        (18)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                14         122         (638)      (392)
----------------------------------------------------------------------------------   ---------------------
     Net Increase in Net Assets
       Resulting from Operations                                  966         810        2,725      2,610
----------------------------------------------------------------------------------   ---------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                           (922)       (692)      (1,375)    (1,599)
   CLASS A                                                        (29)        (31)      (1,505)    (1,421)
   CLASS S                                                         --          --           --         --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                             --         (90)          --         --
   CLASS A                                                         --          (5)          --         --
   Class S                                                         --          --           --         --
----------------------------------------------------------------------------------   ---------------------
     Total Dividends and Distributions                           (951)       (818)      (2,880)    (3,020)
----------------------------------------------------------------------------------   ---------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
   Shares Issued                                               15,567       8,793        1,609      4,120
   Shares Issued in Lieu of Dividends and Distributions           334         255          849        895
   Shares Redeemed                                             (8,190)     (5,739)      (6,173)    (6,503)
----------------------------------------------------------------------------------   ---------------------
     Increase (Decrease) in Net Assets from
       Institutional Class Share Transactions                   7,711       3,309       (3,715)    (1,488)
----------------------------------------------------------------------------------   ---------------------
   CLASS A:
   Shares Issued                                                   58          31        1,427      1,822
   Shares Issued in Lieu of Dividends and Distributions             5           6          904        817
   Shares Redeemed                                               (273)       (385)      (2,135)    (3,425)
----------------------------------------------------------------------------------   ---------------------
     Increase (Decrease) in Net Assets from
       Class A Share Transactions                                (210)       (348)         196       (786)
----------------------------------------------------------------------------------   ---------------------
   CLASS S:
   Shares Issued                                                   --          --           --         --
   Shares Issued in Lieu of Dividends and Distributions            --          --           --         --
   Shares Redeemed                                                 --          --           --         --
----------------------------------------------------------------------------------   ---------------------
     Increase (Decrease) in Net Assets from
       Class S Share Transactions                                  --          --           --         --
----------------------------------------------------------------------------------   ---------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                           7,501       2,961       (3,519)    (2,274)
----------------------------------------------------------------------------------   ---------------------
Total Increase (Decrease) in Net Assets                         7,516       2,953       (3,674)    (2,684)
----------------------------------------------------------------------------------   ---------------------
NET ASSETS:
   Beginning of year                                           27,208      24,255       40,932     43,616
----------------------------------------------------------------------------------   ---------------------
     End of year                                           $   34,724   $  27,208    $  37,258   $ 40,932
==================================================================================   =====================
Undistributed (Distributions in excess of)
   Net Investment Income                                   $       --   $      --    $      56   $     --
----------------------------------------------------------------------------------   ---------------------

(1)   SEE NOTE 9 FOR SHARES ISSUED AND REDEEMED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 64

--------------------------------------------------------------------------------

                                                       Prime Money               Government Money           California Tax Exempt
                                                     Market Fund (000)           Market Fund (000)         Money Market Fund (000)
                                                ---------------------------  --------------------------  ---------------------------
                                                        2007          2006          2007          2006           2007          2006
---------------------------------------------------------------------------  --------------------------  ---------------------------
OPERATIONS:
   Net Investment Income                        $     73,660  $     43,644   $   106,410  $     85,646   $     22,975  $     19,286
   Net Realized Gain (Loss) from
     Security Transactions                               192            --            (1)            1             --            --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                        --            --            --            --             --            --
---------------------------------------------------------------------------  --------------------------  ---------------------------
     Net Increase in Net Assets
       Resulting from Operations                      73,852        43,644       106,409        85,647         22,975        19,286
---------------------------------------------------------------------------  --------------------------  ---------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                               (19,843)      (14,704)       (2,098)       (2,064)        (2,775)       (2,080)
   CLASS A                                           (33,868)      (18,919)      (92,518)      (74,663)       (17,180)      (15,136)
   CLASS S                                           (19,939)      (10,020)      (11,780)       (8,922)        (3,020)       (2,065)
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                    --            --            --            --             --            --
   CLASS A                                                --            --            --            --             --            --
   Class S                                                --            --            --            --             --            --
---------------------------------------------------------------------------  --------------------------  ---------------------------
     Total Dividends and Distributions               (73,650)      (43,643)     (106,396)      (85,649)       (22,975)      (19,281)
---------------------------------------------------------------------------  --------------------------  ---------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
   Shares Issued                                   1,324,934     1,690,942       532,859       635,895      2,517,017     1,444,514
   Shares Issued in Lieu of Dividends and
     Distributions                                     3,872         2,507             4             2             --            --
   Shares Redeemed                                (1,278,386)   (1,637,671)     (537,787)     (615,154)    (2,512,794)   (1,432,711)
---------------------------------------------------------------------------  --------------------------  ---------------------------
     Increase (Decrease) in Net Assets from
       Institutional Class Share Transactions         50,420        55,778        (4,924)       20,743          4,223        11,803
---------------------------------------------------------------------------  --------------------------  ---------------------------
   CLASS A:
   Shares Issued                                   2,695,734     2,204,941     5,523,344     5,761,555      2,143,730     2,014,013
   Shares Issued in Lieu of Dividends and
     Distributions                                    12,208         5,522        62,437        51,511         13,108        12,188
   Shares Redeemed                                (2,477,866)   (1,882,549)   (5,235,257)   (5,767,874)    (2,092,998)   (1,964,398)
---------------------------------------------------------------------------  --------------------------  ---------------------------
     Increase (Decrease) in Net Assets from
       Class A Share Transactions                    230,076       327,914       350,524        45,192         63,840        61,803
---------------------------------------------------------------------------  --------------------------  ---------------------------
   CLASS S:
   Shares Issued                                   1,873,534     1,261,525       775,804     1,013,412        390,230       348,788
   Shares Issued in Lieu of Dividends and
     Distributions                                        --            --            --            --             --            --
   Shares Redeemed                                (1,577,751)   (1,140,675)     (686,827)   (1,009,234)      (318,443)     (329,840)
---------------------------------------------------------------------------  --------------------------  ---------------------------
     Increase (Decrease) in Net Assets from
       Class S Share Transactions                    295,783       120,850        88,977         4,178         71,787        18,948
---------------------------------------------------------------------------  --------------------------  ---------------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                576,279       504,542       434,577        70,113        139,850        92,554
---------------------------------------------------------------------------  --------------------------  ---------------------------
Total Increase (Decrease) in Net Assets              576,481       504,543       434,590        70,111        139,850        92,559
---------------------------------------------------------------------------  --------------------------  ---------------------------
NET ASSETS:
   Beginning of year                               1,352,890       848,347     2,225,467     2,155,356        823,623       731,064
---------------------------------------------------------------------------  --------------------------  ---------------------------
     End of year                                $  1,929,371  $  1,352,890   $ 2,660,057  $  2,225,467   $    963,473  $    823,623
===========================================================================  ==========================  ===========================
Undistributed (Distributions in excess of)
   Net Investment Income                        $         11  $          1   $        16  $          2   $         --  $         --
---------------------------------------------------------------------------  --------------------------  ---------------------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 65
financial highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE YEAR ENDED SEPTEMBER 30,

--------------------------------------------------------------------------------

                                                           NET
                           NET                    REALIZED AND                   DISTRIBUTIONS         NET
                         ASSET          NET         UNREALIZED     DIVIDENDS              FROM       ASSET
                         VALUE   INVESTMENT     GAINS (LOSSES)      FROM NET          REALIZED       VALUE
                     BEGINNING       INCOME                 ON    INVESTMENT           CAPITAL         END
                     OF PERIOD       (LOSS)         SECURITIES        INCOME             GAINS   OF PERIOD
-----------------------------------------------------------------------------------------------------------
Large Cap Value Equity Fund
Institutional Class (commenced operations on January 14, 2000)
   2007                $ 10.36      $  0.19^           $  1.38^      $ (0.19)        $   (0.53)    $ 11.21
   2006                   9.54         0.13^              1.21^        (0.13)            (0.39)      10.36
   2005                   8.77         0.10^              1.13^        (0.10)            (0.36)       9.54
   2004                   7.41         0.08^              1.36^        (0.08)               --        8.77
   2003                   6.04         0.07               1.37         (0.07)               --        7.41
Class A (commenced operations on April 13, 2000)
   2007                $ 10.35      $  0.16^           $  1.37^      $ (0.16)        $   (0.53)    $ 11.19
   2006                   9.53         0.11^              1.20^        (0.10)            (0.39)      10.35
   2005                   8.76         0.09^              1.12^        (0.08)            (0.36)       9.53
   2004                   7.41         0.05^              1.36^        (0.06)               --        8.76
   2003                   6.04         0.06               1.37         (0.06)               --        7.41
-----------------------------------------------------------------------------------------------------------
Large Cap Growth Equity Fund
Institutional Class (commenced operations on January 14, 2000)
   2007                $  7.75      $  0.05^           $  1.10^      $ (0.04)        $      --     $  8.86
   2006                   7.43         0.02^              0.32^        (0.02)               --        7.75
   2005                   6.76         0.04^              0.67^        (0.04)               --        7.43
   2004                   6.37         0.01^              0.38^           --^^              --        6.76
   2003                   5.25         0.01^              1.12^        (0.01)               --        6.37
Class A (commenced operations on March 28, 2000)
   2007                $  7.68      $  0.01^           $  1.10^      $ (0.02)        $      --     $  8.77
   2006                   7.35           --^              0.33^           --^^              --        7.68
   2005                   6.69         0.02^              0.67^        (0.03)               --        7.35
   2004                   6.32        (0.01)^             0.38^           --^^              --        6.69
   2003                   5.21        (0.01)^             1.12^           --                --        6.32
-----------------------------------------------------------------------------------------------------------
RCB Small Cap Value Fund
Institutional Class (commenced operations on October 3, 2001)
   2007                $ 28.25      $  0.02^           $  3.00^      $ (0.01)        $   (0.47)    $ 30.79
   2006                  28.58         0.06^              0.05^        (0.07)            (0.37)      28.25
   2005                  27.30         0.07^              2.58^           --             (1.37)      28.58
   2004                  21.92         0.06^              5.40^           --             (0.08)      27.30
   2003                  15.06        (0.04)^             6.90^           --                --       21.92
Class A (commenced operations on October 3, 2001)
   2007                $ 27.98      $ (0.05)^          $  2.96^      $    --         $   (0.47)    $ 30.42
   2006                  28.31        (0.01)^             0.05^           --^^           (0.37)      27.98
   2005                  27.13         0.00 ^             2.55^           --             (1.37)      28.31
   2004                  21.84        (0.02)^             5.39^           --             (0.08)      27.13
   2003                  15.04        (0.08)^             6.88^           --                --       21.84
Class R (commenced operations on September 30, 1998)
   2007                $ 27.93      $ (0.05)^          $  2.97^      $    --         $   (0.47)    $ 30.38
   2006                  28.27        (0.01)^             0.04^           --^^           (0.37)      27.93
   2005                  27.09         0.01 ^             2.54^           --             (1.37)      28.27
   2004                  21.81        (0.02)^             5.38^           --             (0.08)      27.09
   2003                  15.02        (0.07)^             6.86^           --                --       21.81

                                                                                     RATIO
                                                                               OF EXPENSES
                                                                       RATIO    TO AVERAGE
                                      NET                             OF NET    NET ASSETS
                                   ASSETS              RATIO      INVESTMENT    (EXCLUDING
                                      END        OF EXPENSES   INCOME (LOSS)     WAIVERS &   PORTFOLIO
                        TOTAL   OF PERIOD         TO AVERAGE      TO AVERAGE     RECOVERED    TURNOVER
                    RETURN+++       (000)   NET ASSETS(1)(2)   NET ASSETS(1)      FEES)(1)        RATE
-------------------------------------------------------------------------------------------------------
Large Cap Value Equity Fund
Institutional Class (commenced operations on January 14, 2000)
   2007                 15.60%  $ 110,024               0.96%           1.73%         0.97%         24%
   2006                 14.50      92,946               0.96            1.36          0.97          31
   2005                 14.39      42,974               0.96            1.12          0.97          34
   2004                 19.40      38,344               0.97            0.92          0.97          36
   2003                 24.03      33,016               1.00            1.12          1.00          39
Class A (commenced operations on April 13, 2000)
   2007                 15.24%  $  17,190               1.21%           1.47%         1.22%         24%
   2006                 14.24      13,104               1.21            1.13          1.22          31
   2005                 14.14      10,664               1.21            0.87          1.22          34
   2004                 19.01       6,281               1.22            0.64          1.22          36
   2003                 23.75       1,792               1.25            0.84          1.25          39
-------------------------------------------------------------------------------------------------------
Large Cap Growth Equity Fund
Institutional Class (commenced operations on January 14, 2000)
   2007                 14.91%  $  45,784               0.99%           0.52%         1.00%         30%
   2006                  4.59      35,842               0.99            0.27          1.00          34
   2005                 10.55      34,164               0.98            0.57          1.00          27
   2004                  6.20      25,575               1.01            0.10          1.01          50
   2003                 21.51      22,249               1.05            0.16          1.03          43
Class A (commenced operations on March 28, 2000)
   2007                 14.51%  $  15,063               1.24%           0.28%         1.25%         30%
   2006                  4.55      10,363               1.24            0.03          1.25          34
   2005                 10.28       8,278               1.23            0.33          1.25          27
   2004                  5.87       5,223               1.26           (0.14)         1.26          50
   2003                 21.31       1,965               1.30           (0.09)         1.29          43
-------------------------------------------------------------------------------------------------------
RCB Small Cap Value Fund
Institutional Class (commenced operations on October 3, 2001)
   2007                 10.65%  $   9,062               1.19%           0.08%         1.20%         57%
   2006                  0.40      13,435               1.20            0.20          1.21          66
   2005                  9.87      13,975               1.18            0.26          1.20          41
   2004                 24.97       8,955               1.21            0.23          1.20          40
   2003                 45.55       6,236               1.24           (0.20)         1.24          65
Class A (commenced operations on October 3, 2001)
   2007                 10.37%  $   9,753               1.44%          (0.16)%        1.45%         57%
   2006                  0.17      10,470               1.45           (0.04)         1.46          66
   2005                  9.55      12,754               1.43            0.01          1.45          41
   2004                 24.64       7,551               1.49           (0.07)         1.48          40
   2003                 45.21       2,384               1.49           (0.45)         1.49          65
Class R (commenced operations on September 30, 1998)
   2007                 10.43%  $  40,944               1.44%          (0.17)%        1.45%         57%
   2006                  0.14      45,836               1.45           (0.04)         1.46          66
   2005                  9.56      57,787               1.43            0.02          1.45          41
   2004                 24.63      36,473               1.49           (0.07)         1.48          40
   2003                 45.21      14,267               1.49           (0.41)         1.49          65

+++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

^ PER SHARE CALCULATIONS ARE BASED ON AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

^^    AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 66

----------------------------------------------------------------------------------------------------------
                                                           NET
                           NET                    REALIZED AND                  DISTRIBUTIONS          NET
                         ASSET                      UNREALIZED     DIVIDENDS             FROM        ASSET
                         VALUE           NET    GAINS (LOSSES)      FROM NET         REALIZED        VALUE
                     BEGINNING    INVESTMENT                ON    INVESTMENT          CAPITAL          END
                     OF PERIOD        INCOME        SECURITIES        INCOME            GAINS    OF PERIOD
----------------------------------------------------------------------------------------------------------
Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2007                $ 10.17        $ 0.45^          $    --^      $ (0.44)        $     --      $ 10.18
   2006                  10.27          0.42^            (0.10)^       (0.42)              --        10.17
   2005                  10.60          0.40^            (0.27)^       (0.40)           (0.06)       10.27
   2004                  10.89          0.41^            (0.18)^       (0.41)           (0.11)       10.60
   2003                  10.65          0.46              0.24         (0.46)              --        10.89
Class A (commenced operations on April 13, 2000)
   2007                $ 10.17        $ 0.42^          $  0.01^      $ (0.42)        $     --      $ 10.18
   2006                  10.27          0.39^            (0.10)^       (0.39)              --        10.17
   2005                  10.61          0.37^            (0.28)^       (0.37)           (0.06)       10.27
   2004                  10.89          0.37^            (0.16)^       (0.38)           (0.11)       10.61
   2003                  10.65          0.44              0.23         (0.43)              --        10.89
----------------------------------------------------------------------------------------------------------
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2007                $ 10.28        $ 0.46^          $  0.05^      $ (0.46)        $     --      $ 10.33
   2006                  10.40          0.41^            (0.12)^       (0.41)              --        10.28
   2005                  10.62          0.31^            (0.16)^       (0.31)           (0.06)       10.40
   2004                  10.93          0.25^            (0.17)^       (0.25)           (0.14)       10.62
   2003                  11.02          0.36^            (0.07)^       (0.37)           (0.01)       10.93
Class A (commenced operations on April 13, 2000)
   2007                $ 10.30        $ 0.44^          $  0.04^      $ (0.43)        $     --      $ 10.35
   2006                  10.42          0.39^            (0.12)^       (0.39)              --        10.30
   2005                  10.64          0.29^            (0.17)^       (0.28)           (0.06)       10.42
   2004                  10.95          0.23^            (0.17)^       (0.23)           (0.14)       10.64
   2003                  11.01          0.33^            (0.04)^       (0.34)           (0.01)       10.95
----------------------------------------------------------------------------------------------------------
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2007                $ 10.25        $ 0.31^          $ (0.01)^     $ (0.31)        $     --      $ 10.24
   2006                  10.26          0.29^             0.03^        (0.29)           (0.04)       10.25
   2005                  10.41          0.28^            (0.11)^       (0.28)           (0.04)       10.26
   2004                  10.60          0.27^            (0.06)^       (0.27)           (0.13)       10.41
   2003                  10.83          0.31             (0.04)        (0.31)           (0.19)       10.60
Class A (commenced operations on April 13, 2000)
   2007                $ 10.27        $ 0.28^          $    --^      $ (0.28)        $     --      $ 10.27
   2006                  10.29          0.26^             0.02^        (0.26)           (0.04)       10.27
   2005                  10.44          0.25^            (0.11)^       (0.25)           (0.04)       10.29
   2004                  10.62          0.24^            (0.05)^       (0.24)           (0.13)       10.44
   2003                  10.85          0.27             (0.02)        (0.29)           (0.19)       10.62
----------------------------------------------------------------------------------------------------------
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2007                $  8.96        $ 0.70^          $ (0.06)^     $ (0.69)        $     --      $  8.91
   2006                   9.04          0.68^            (0.08)^       (0.68)              --         8.96
   2005                   9.31          0.71^            (0.27)^       (0.71)              --         9.04
   2004                   8.95          0.72^             0.36^        (0.72)              --         9.31
   2003                   8.16          0.76              0.79         (0.76)              --         8.95
Class A (commenced operations on January 14, 2000)
   2007                $  8.96        $ 0.68^          $ (0.07)^     $ (0.66)        $     --      $  8.91
   2006                   9.04          0.65^            (0.08)^       (0.65)              --         8.96
   2005                   9.31          0.69^            (0.27)^       (0.69)              --         9.04
   2004                   8.95          0.70^             0.35^        (0.69)              --         9.31
   2003                   8.16          0.74              0.78         (0.73)              --         8.95

-------------------------------------------------------------------------------------------------------------
                                                                                          RATIO
                                                                                    OF EXPENSES
                                                                           RATIO     TO AVERAGE
                                        NET                               OF NET     NET ASSETS
                                     ASSETS               RATIO       INVESTMENT     (EXCLUDING
                                        END         OF EXPENSES           INCOME      WAIVERS &    PORTFOLIO
                         TOTAL    OF PERIOD          TO AVERAGE       TO AVERAGE      RECOVERED     TURNOVER
                     RETURN+++        (000)    NET ASSETS(1)(2)    NET ASSETS(1)       FEES)(1)         RATE
-------------------------------------------------------------------------------------------------------------
Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2007                   4.57%    $ 62,210                0.74%            4.39%          0.75%          30%
   2006                   3.19       55,290                0.75             4.14           0.75           25
   2005                   1.26       51,193                0.75             3.80           0.76           25
   2004                   2.15       47,080                0.75             3.82           0.79           57
   2003                   6.74       42,256                0.75             4.30           0.78           66
Class A (commenced operations on April 13, 2000)
   2007                   4.30%     $ 1,043                0.99%            4.13%          1.00%          30%
   2006                   2.93        1,332                1.00             3.88           1.00           25
   2005                   0.91        1,530                1.00             3.55           1.01           25
   2004                   1.99        1,522                1.00             3.51           1.04           57
   2003                   6.47          830                1.00             4.00           1.03           66
-------------------------------------------------------------------------------------------------------------
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2007                   5.04%    $ 52,606                0.70%            4.50%          0.77%          83%
   2006                   2.89       35,671                0.70             4.04           0.78           62
   2005                   1.42       28,132                0.70             2.98           0.79           58
   2004                   0.81       20,901                0.70             2.39           0.81          169
   2003                   2.68*      15,596                0.70             3.26           0.81           54
Class A (commenced operations on April 13, 2000)
   2007                   4.77%    $  2,632                0.95%            4.25%          1.02%          83%
   2006                   2.63        1,782                0.95             3.81           1.03           62
   2005                   1.16          554                0.95             2.70           1.04           58
   2004                   0.55          436                0.95             2.14           1.06          169
   2003                   2.71*          18                0.95             3.00           1.06           54
-------------------------------------------------------------------------------------------------------------
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2007                   2.98%    $ 33,802                0.50%            3.04%          0.62%          43%
   2006                   3.18       26,074                0.50             2.85           0.62           43
   2005                   1.65       22,768                0.50             2.70           0.63           54
   2004                   2.00       17,789                0.50             2.55           0.65           51
   2003                   2.63       14,546                0.50             2.91           0.65           68
Class A (commenced operations on April 13, 2000)
   2007                   2.82%    $    922                0.75%            2.78%          0.87%          43%
   2006                   2.81        1,134                0.75             2.59           0.87           43
   2005                   1.39        1,487                0.75             2.43           0.88           54
   2004                   1.84        2,439                0.75             2.29           0.90           51
   2003                   2.37          732                0.75             2.62           0.90           68
-------------------------------------------------------------------------------------------------------------
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2007                   7.27%    $ 17,137                1.00%            7.73%          1.10%          26%
   2006                   6.90       20,887                1.00             7.58           1.10           23
   2005                   4.85       22,588                1.00             7.71           1.11           46
   2004                  12.47       22,860                1.00             7.87           1.14           35
   2003                  19.75       13,387                1.00             8.84           1.13           36
Class A (commenced operations on January 14, 2000)
   2007                   6.95%    $ 20,121                1.30%            7.44%          1.40%          26%
   2006                   6.58       20,045                1.30             7.28           1.40           23
   2005                   4.54       21,028                1.30             7.41           1.41           46
   2004                  12.14       20,655                1.30             7.56           1.44           35
   2003                  19.39       16,878                1.30             8.44           1.43           36

* TOTAL RETURN FOR CLASS A OF THE GOVERNMENT BOND FUND IS GREATER THAN THE INSTITUTIONAL CLASS'S DUE TO A LARGE REDEMPTION DURING THE YEAR.

+ RATIOS REFLECT THE IMPACT OF SIGNIFICANT CHANGES IN AVERAGE NET ASSETS AND THE EFFECTS OF ANNUALIZATION.

+++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

^ PER SHARE CALCULATIONS ARE BASED ON THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUND | PAGE 67
financial highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE YEAR ENDED SEPTEMBER 30,

--------------------------------------------------------------------------------

                                                                                                                           RATIO
                                                                                                                     OF EXPENSES
                                                                                                              RATIO   TO AVERAGE
                   NET                                 NET                     NET                           OF NET   NET ASSETS
                 ASSET               DIVIDENDS       ASSET                  ASSETS             RATIO     INVESTMENT   (EXCLUDING
                 VALUE         NET    FROM NET       VALUE                     END       OF EXPENSES         INCOME    WAIVERS &
             BEGINNING  INVESTMENT  INVESTMENT         END      TOTAL    OF PERIOD        TO AVERAGE     TO AVERAGE    RECOVERED
             OF PERIOD      INCOME      INCOME   OF PERIOD  RETURN+++        (000)  NET ASSETS(1)(2)  NET ASSETS(1)     FEES)(1)
---------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund
Institutional Class (commenced operations on March 23, 1998)
   2007          $1.00      $0.047     $(0.047)      $1.00       4.85%  $  438,639              0.59%          4.74%        0.60%
   2006           1.00       0.041      (0.041)       1.00       4.17      388,171              0.59           4.12         0.60
   2005           1.00       0.021      (0.021)       1.00       2.10      332,393              0.60           2.05         0.61
   2004           1.00       0.006      (0.006)       1.00       0.58      367,209              0.63           0.59         0.63
   2003           1.00       0.007      (0.007)       1.00       0.68      287,087              0.63           0.68         0.64
Class A (commenced operations on October 18, 1999)
   2007          $1.00      $0.045     $(0.045)      $1.00       4.62%  $  870,537              0.81%          4.52%        1.10%
   2006           1.00       0.039      (0.039)       1.00       3.94      640,366              0.81           3.95         1.10
   2005           1.00       0.019      (0.019)       1.00       1.87      312,452              0.82           1.94         1.11
   2004           1.00       0.004      (0.004)       1.00       0.36      201,058              0.85           0.35         1.13
   2003           1.00       0.005      (0.005)       1.00       0.46      205,191              0.85           0.47         1.14
Class S (commenced operations on October 26, 1999)
   2007          $1.00      $0.043     $(0.043)      $1.00       4.41%  $  620,195              1.01%          4.32%        1.10%
   2006           1.00       0.037      (0.037)       1.00       3.73      324,353              1.01           3.74         1.10
   2005           1.00       0.017      (0.017)       1.00       1.67      203,502              1.02           1.70         1.11
   2004           1.00       0.002      (0.002)       1.00       0.21      115,761              1.00           0.21         1.13
   2003           1.00       0.003      (0.003)       1.00       0.29      118,624              1.03           0.29         1.14
---------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
   2007          $1.00      $0.047     $(0.047)      $1.00       4.77%  $   47,858              0.60%          4.67%        0.61%
   2006           1.00       0.040      (0.040)       1.00       4.08       52,782              0.60           4.11         0.61
   2005           1.00       0.020      (0.020)       1.00       2.05       32,039              0.61           1.97         0.62
   2004           1.00       0.006      (0.006)       1.00       0.57       43,608              0.63           0.56         0.64
   2003           1.00       0.007      (0.007)       1.00       0.70       56,841              0.63           0.68         0.64
Class A (commenced operations on June 21, 1999)
   2007          $1.00      $0.044     $(0.044)      $1.00       4.54%  $2,291,138              0.82%          4.45%        1.11%
   2006           1.00       0.038      (0.038)       1.00       3.86    1,940,602              0.82           3.78         1.11
   2005           1.00       0.018      (0.018)       1.00       1.82    1,895,412              0.83           1.80         1.12
   2004           1.00       0.004      (0.004)       1.00       0.35    1,857,676              0.85           0.35         1.14
   2003           1.00       0.005      (0.005)       1.00       0.48    2,060,860              0.85           0.48         1.14
Class S (commenced operations on October 6, 1999)
   2007          $1.00      $0.042     $(0.042)      $1.00       4.33%  $  321,061              1.02%          4.24%        1.11%
   2006           1.00       0.036      (0.036)       1.00       3.65      232,083              1.02           3.60         1.11
   2005           1.00       0.016      (0.016)       1.00       1.62      227,905              1.03           1.61         1.12
   2004           1.00       0.002      (0.002)       1.00       0.20      263,086              1.00           0.21         1.14
   2003           1.00       0.003      (0.003)       1.00       0.30      191,539              1.03           0.31         1.14
---------------------------------------------------------------------------------------------------------------------------------
California Tax Exempt Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
   2007          $1.00      $0.030     $(0.030)      $1.00       3.01%  $   89,237              0.55%          2.97%        0.62%
   2006           1.00       0.026      (0.026)       1.00       2.62       85,014              0.55           2.60         0.62
   2005           1.00       0.015      (0.015)*      1.00       1.51       73,211              0.55           1.46         0.63
   2004           1.00       0.005      (0.005)       1.00       0.52       79,413              0.55           0.51         0.65
   2003           1.00       0.006      (0.006)       1.00       0.62       87,820              0.55           0.59         0.65
Class A (commenced operations on June 21, 1999)
   2007          $1.00      $0.027     $(0.027)      $1.00       2.78%  $  695,318              0.78%          2.73%        1.12%
   2006           1.00       0.024      (0.024)       1.00       2.39      631,478              0.78           2.36         1.12
   2005           1.00       0.013      (0.013)*      1.00       1.28      569,671              0.78           1.25         1.13
   2004           1.00       0.003      (0.003)       1.00       0.29      505,029              0.78           0.29         1.15
   2003           1.00       0.004      (0.004)       1.00       0.41      539,182              0.76           0.41         1.15
Class S (commenced operations on November 12, 1999)
   2007          $1.00      $0.025     $(0.025)      $1.00       2.57%  $  178,918              0.98%          2.55%        1.12%
   2006           1.00       0.022      (0.022)       1.00       2.18      107,131              0.98           2.17         1.12
   2005           1.00       0.011      (0.011)*      1.00       1.08       88,182              0.98           1.09         1.13
   2004           1.00       0.002      (0.002)       1.00       0.15       33,520              0.91           0.15         1.15
   2003           1.00       0.003      (0.003)       1.00       0.27       24,002              0.89           0.27         1.15

*     INCLUDES A REALIZED CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

+++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 68
notes to financial statements

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

1. ORGANIZATION:

CNI Charter Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 16 portfolios. The financial statements included herein are those of the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund (collectively, the "Equity Funds"); Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund (collectively, the "Fixed Income Funds"); and Prime Money Market Fund, Government Money Market Fund and California Tax Exempt Money Market Fund (collectively, the "Money Market Funds") (each a "Fund", collectively, the "Funds"). The Equity and Fixed Income Funds are registered to offer Institutional and Class A Shares; in addition, the RCB Small Cap Value Fund is registered to offer Class R Shares. The Money Market Funds are registered to offer Institutional, Class A and Class S Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

Class A and Institutional Class shares of the Multi-Asset Fund commenced operations on October 1, 2007.

On April 5, 2005, the Board of Trustees of CNI Charter Funds (the "Trust") approved the reorganization of the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, and AHA Socially Responsible Equity Fund series of AHA Investment Funds, Inc. ("AHA Funds") into newly established corresponding series of the Trust. The reorganization was approved by shareholders of AHA Funds and was effective on October 3, 2005. Class A and Institutional Class shares of the AHA Funds are offered through separate prospectuses. To request a prospectus for the AHA Funds, shareholders can call 1-800-445-1341 or write to CNI Charter Funds, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities market events occur after the close of the foreign markets that make closing prices not representative of fair value; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method.


                           CNI CHARTER FUNDS | PAGE 69
notes to financial statements

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA TRANSACTIONS - The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EXPENSE ALLOCATION - Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

CLASSES - Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid to shareholders monthly for the Fixed Income and Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Large Cap Value Equity and Large Cap Growth Equity Funds. For the RCB Small Cap Value Fund, dividends from net investment income are declared and paid annually. Distributions from net realized capital gains are distributed to shareholders at least annually.

3. ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES
   AGREEMENTS:

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement dated April 1, 1999, as amended January 1, 2005, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, and 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator.

The Trust has adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A, Class S and Class R Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor") receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class A Shares and Class S Shares of the Money Market Funds and 0.25% of the Class A Shares of the Equity and Fixed Income Funds and the Class R Shares of the RCB Small Cap Value Fund, with the exception of 0.30% charged to the Class A Shares of the High Yield Bond Fund, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

The Trust and the Distributor are parties to a Distribution Agreement dated April 1, 1999.

SEI Institutional Transfer Agency, a division of SEI Investments Fund Management Corporation serves as Transfer Agent for the Trust and provides services at an annual rate of $15,000 per share class. The Transfer Agent has voluntarily agreed to waive these fees. Citigroup Fund Services, LLC serves as the Sub-Transfer Agent for the RCB Small Cap Value Fund.

U.S. Bank, N.A. serves as Custodian for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Trust has also adopted a Shareholder Servicing Agreement that permits payment of compensation to service providers, which may include City National Bank ("CNB"), that have agreed to provide certain shareholder support for their customers who own Institutional Class, Class A, Class S or Class R Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of each Fund's average daily net assets. The Trust has agreed to voluntarily waive shareholder servicing fees to the extent necessary to limit the total operating expenses of the Fund. For the year ended September 30, 2007, CNB received Shareholder Servicing fees from the Trust in the amount of $9,849,638.


                           CNI CHARTER FUNDS | PAGE 70

--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of City National Asset Management, Inc. ("CNAM", or the "Adviser") or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

CNAM, a wholly owned subsidiary of CNB, serves as the Investment Manager for the Funds. Under the terms of the current agreement, the Adviser receives an annual fee equal to 0.62% of the average daily net assets of the Large Cap Value Equity Fund, 0.65% of the average daily net assets of the Large Cap Growth Equity Fund, 0.85% of the average net assets of the RCB Small Cap Value Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, and 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund.

REED, CONNER & BIRDWELL, LLC acts as the Investment Sub-Adviser on behalf of the RCB Small Cap Value Fund.

HSBC HALBIS PARTNERS (USA), INC. acts as the Investment Sub-Adviser on behalf of the High Yield Bond Fund.

Sub-Adviser fees are paid by the Adviser.

The Adviser has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of the Funds' respective average daily net assets. The Adviser has voluntarily agreed to maintain this limitation until further notice to the Trust. The voluntary expense limitations (expressed as a percentage of average daily net assets) are as follows:

                                              Large Cap   Large Cap      RCB
                                                Value      Growth     Small Cap
                                               Equity      Equity       Value
                                                Fund        Fund        Fund
--------------------------------------------------------------------------------
Institutional Class                             1.00%       1.05%       1.24%
Class A                                         1.25%       1.30%       1.49%
Class R                                           --          --        1.49%
--------------------------------------------------------------------------------

                                                        California
                               Corporate   Government   Tax Exempt   High Yield
                                 Bond         Bond         Bond         Bond
                                 Fund         Fund         Fund         Fund
--------------------------------------------------------------------------------
Institutional Class              0.75%        0.70%        0.50%        1.00%
Class A                          1.00%        0.95%        0.75%        1.30%
--------------------------------------------------------------------------------

                                           Prime                    California
                                           Money     Government     Tax Exempt
                                           Market   Money Market   Money Market
                                            Fund        Fund           Fund
--------------------------------------------------------------------------------
Institutional Class                         0.63%       0.63%          0.55%
Class A                                     0.85%       0.85%          0.78%
Class S                                     1.05%       1.05%          0.98%
--------------------------------------------------------------------------------

Any fee reductions or expense reimbursements may be repaid to the Adviser within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

As of September 30, 2007, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

                                               Potential Amount of
Fund                                              Recovery (000)     Expiration
--------------------------------------------------------------------------------
Government Bond                                      $    18            2008
                                                          23            2009
                                                          31            2010
California Tax Exempt Bond                                25            2008
                                                          28            2009
                                                          34            2010
High Yield Bond                                           42            2008
                                                          38            2009
                                                          35            2010
California Tax Exempt Money Market                       430            2008
                                                         516            2009
                                                         494            2010
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the year ended September 30, 2007, were as follows for the Equity and Fixed Income
Funds:

                                       Purchases           Sales & Maturities
--------------------------------------------------------------------------------
                                U.S. Gov't     Other     U.S. Gov't     Other
Fund                              (000)        (000)       (000)        (000)
--------------------------------------------------------------------------------
Large Cap Value Equity            $    --     $33,592      $    --     $28,467
Large Cap Growth Equity                --      22,870           --      15,928
RCB Small Cap Value                    --      36,774           --      54,087
Corporate Bond                      2,288      19,550        1,216      15,306
Government Bond                    48,548       5,179       33,650       3,124
California Tax Exempt Bond             --      20,619           --      12,472
High Yield Bond                        --       9,652           --      14,022
--------------------------------------------------------------------------------


                           CNI CHARTER FUNDS | PAGE 71
notes to financial statements

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss), or paid-in-capital, as appropriate, in the period that the differences arise. Accordingly, the following permanent difference, primarily attributable to capital loss carryovers expiring due to merger, REIT adjustments, net operating losses, the realized gains (losses) on paydowns and the timing of distributions, have been reclassified to/from the following accounts:

                                   Increase         Increase
                                  (Decrease)       (Decrease)
                                 Undistributed     Accumulated    Decrease
                                Net Investment    Net Realized     Paid-In
                                 Income (Loss)     Gain (Loss)     Capital
Fund                                 (000)            (000)         (000)
----------------------------------------------------------------------------
Large Cap Growth Equity              $  2             $ 760        ($762)
RCB Small Cap Value                    86               (86)          --
Corporate Bond                         (6)                6           --
Government Bond                       (16)               16           --
----------------------------------------------------------------------------

These reclassifications had no effect on the net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended September 30, 2007 and September 30, 2006 are shown below:

                                 Tax
                                Exempt     Ordinary     Long-term
                                Income      Income    Capital Gain     Total
Fund                             (000)      (000)         (000)        (000)
--------------------------------------------------------------------------------
Large Cap Value Equity
   2007                        $     --   $   2,039    $    5,502    $   7,541
   2006                              --       1,252         3,789        5,041
Large Cap Growth Equity
   2007                              --         246            --          246
   2006                              --         101            --          101
RCB Small Cap Value
   2007                              --           2         1,108        1,110
   2006                              --          66         1,121        1,187
Corporate Bond
   2007                              --       2,595            --        2,595
   2006                              --       2,221            --        2,221
Government Bond
   2007                              --       2,072            --        2,072
   2006                              --       1,324            --        1,324
California Tax Exempt Bond
   2007                             950           1            --          951
   2006                             724          26            68          818
High Yield Bond
   2007                              --       2,880            --        2,880
   2006                              --       3,020            --        3,020
Prime Money Market
   2007                              --      73,650            --       73,650
   2006                              --      43,643            --       43,643
Government Money Market
   2007                              --     106,396            --      106,396
   2006                              --      85,649            --       85,649
California Tax Exempt
   Money Market
   2007                          22,975          --            --       22,975
   2006                          19,281          --            --       19,281


                           CNI CHARTER FUNDS | PAGE 72

--------------------------------------------------------------------------------

As of September 30, 2007, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                                                                                                       Total
                Undistributed Undistributed Undistributed    Capital                   Unrealized      Other       Distributable
                  Tax-Exempt    Ordinary      Long-term       Loss      Post-October  Appreciation   Temporary        Earnings
                    Income       Income      Capital Gain Carryforwards    Losses    (Depreciation) Differences (Accumulated Losses)
Fund                (000)        (000)         (000)          (000)        (000)         (000)        (000)             (000)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap
  Value Equity
  Fund             $     --     $     420     $   5,489     $      --     $     --      $ 26,017     $   (425)        $  31,501
Large Cap
  Growth Equity
  Fund                   --            57            --        (2,377)          --        10,268          (53)            7,895
RCB Small Cap
  Value Fund             --         2,432         6,538            --           --        11,191           --            20,161
Corporate Bond
  Fund                   --           229            --          (335)        (143)         (165)        (230)             (644)
Government Bond
  Fund                   --           205            --          (434)        (132)          181         (206)             (386)
California Tax
  Exempt Bond
  Fund                   89            --            --           (34)          (8)           92          (90)               49
High Yield Bond
  Fund                   --           291            --          (827)          --          (676)        (235)           (1,447)
Prime Money
  Market Fund            --         7,002            --          (210)          --            --       (6,991)             (199)
Government
  Money Market
  Fund                   --         9,211            --            --           (1)           --       (9,195)               15
California Tax
  Exempt Money
  Market Fund         2,164            --            --            --           --            --       (2,163)                1

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2007, the breakdown of capital loss carryforwards is as follows:

                                                             Expiring September 30,
                                   ----------------------------------------------------------------------
                                    2008     2009     2010     2011     2012    2014    2015    Total
Fund                                (000)    (000)    (000)    (000)    (000)   (000)   (000)    (000)
---------------------------------------------------------------------------------------------------------
Large Cap Growth Equity Fund       $  122   $  122   $  373   $ 1,638   $ 122   $  --   $  --   $ 2,377
Corporate Bond Fund                    --       --       --        --      --      64     271       335
Government Bond Fund                   --       --       --        --      --      59     375       434
California Tax Exempt Bond Fund        --       --       --        --      --      --      34        34
High Yield Bond Fund                   --       --       --       558      --     269      --       827
Prime Money Market Fund                --       --      210        --      --      --      --       210

During the year ended September 30, 2007, the following Funds had utilized capital loss carryforwards to offset capital gains amounting to:

                                                                       Amount
Fund                                                                    (000)
--------------------------------------------------------------------------------
Large Cap Growth Equity                                                $ 1,288
High Yield Bond Fund                                                       407
Prime Money Market Fund                                                    193
--------------------------------------------------------------------------------

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2006 through September 30, 2007 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) for tax purposes at September 30, 2007 for each of the Equity and Fixed Income Funds were as follows:

                                            Aggregate      Aggregate         Net
                                              Gross          Gross        Unrealized
                               Federal     Unrealized      Unrealized    Appreciation
                               Tax Cost   Appreciation   Depreciation   (Depreciation)
Fund                            (000)         (000)          (000)          (000)
----------------------------------------------------------------------------------------
Large Cap Value Equity Fund   $ 101,134     $ 27,568       $ (1,551)       $ 26,017
Large Cap Growth Equity          50,631       11,960         (1,692)         10,268
RCB Small Cap Value              49,574       12,896         (1,705)         11,191
Corporate Bond Fund              62,716          396           (561)           (165)
Government Bond                  54,745          235            (54)            181
California Tax Exempt Bond       34,766          169            (77)             92
High Yield Bond                  36,999          621         (1,297)           (676)

7. CONCENTRATION OF CREDIT RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

CALIFORNIA TAX EXEMPT FUNDS - SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

8. FUND MERGER

On April 15, 2007, the assets of the Technology Growth Fund were reorganized into the Large Cap Growth Fund. In this merger, 635,779 shares of the Technology Growth Fund were exchanged for 351,181 shares of the Large Cap Growth Fund in a tax-free exchange.

The value of the Technology Growth Fund on April 15, 2007 was $2,920,545. Upon the business combination of such Funds on April 15, 2007, the value of the Technology Growth Fund, which included accumulated realized losses of $1,428,382, and unrealized appreciation of $335,437, combined with the Large Cap Growth Fund was $56,094,352.


                           CNI CHARTER FUNDS | PAGE 73
notes to financial statements

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

9. CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the years ended September 30, 2007 and September 30, 2006 were as follows:

                                                                        Large Cap Value      Large Cap Growth      RCB Small Cap
                                                                       Equity Fund (000)    Equity Fund (000)    Value Fund (000)
                                                                       ------------------   ------------------   ------------------

                                                                         2007       2006     2007        2006    2007        2006
-------------------------------------------------------------------    ------------------   ------------------   -----------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                                                        1,943      5,652    1,265       1,054      74         192
   Shares Issued from merger(1)                                            --         --      164          --      --          --
   Shares Issued in Lieu of
      Dividends and Distributions                                         433        304        8           4       6           6
   Shares Redeemed                                                     (1,531)    (1,488)    (893)     (1,036)   (262)       (211)
-------------------------------------------------------------------    ------------------   ------------------   -----------------
      Net Institutional
         Class Transactions                                               845      4,468      544          22    (182)        (13)
===================================================================    ==================   ==================   =================
   CLASS A:
   Shares Issued                                                          379        275      461         425      20          41
   Shares Issued from merger(1)                                            --         --      187          --      --          --
   Shares Issued in Lieu of
      Dividends and Distributions                                          69         50        3           1       5           5
   Shares Redeemed                                                       (179)      (177)    (283)       (202)    (78)       (122)
-------------------------------------------------------------------    ------------------   ------------------   -----------------
      Net Class A Transactions                                            269        148      368         224     (53)        (76)
===================================================================    ==================   ==================   =================
   CLASS R:
   Shares Issued                                                           --         --       --          --     171         433
   Shares Issued in Lieu of
      Dividends and Distributions                                          --         --       --          --      23          27
   Shares Redeemed                                                         --         --       --          --    (487)       (863)
-------------------------------------------------------------------    ------------------   ------------------   -----------------
      Net Class R Transactions                                             --         --       --          --    (293)       (403)
===================================================================    ==================   ==================   =================

                                                                                                      California       High Yield
                                                              Corporate Bond     Government Bond   Tax Exempt Bond        Bond
                                                                Fund (000)          Fund (000)        Fund (000)       Fund (000)
                                                              ----------------  -----------------  -----------------  ------------

                                                               2007     2006     2007      2006     2007      2006    2007   2006
------------------------------------------------------------------------------  -----------------  -----------------  ------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                                              1,450    1,551    2,138     1,325    1,526       865     177    460
   Shares Issued in Lieu of
      Dividends and Distributions                                49       40       55        33       33        25      94    100
   Shares Redeemed                                             (824)  (1,139)    (572)     (594)    (803)     (565)   (679)  (726)
-----------------------------------------------------------------------------   ----------------   ----------------   ------------
      Net Institutional
        Class Transactions                                      675      452    1,621       764      756       325    (408)  (166)
=============================================================================   ================   ================   ============
   CLASS A:
   Shares Issued                                                 21       14       97       135        6         3     157    204
   Shares Issued in Lieu of
      Dividends and Distributions                                 2        3        3         1        1         1     100     92
   Shares Redeemed                                              (52)     (35)     (19)      (16)     (27)      (38)   (236)  (383)
-----------------------------------------------------------------------------   ----------------   ----------------   ------------
      Net Class A Transactions                                  (29)     (18)      81       120      (20)      (34)     21    (87)
=============================================================================   ================   ================   ============

(1)   SEE NOTE 8 IN THE NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.


                           CNI CHARTER FUNDS | PAGE 74

--------------------------------------------------------------------------------

                                                                                                                 California
                                                             Prime                    Government                 Tax Exempt
                                                          Money Market               Money Market               Money Market
                                                           Fund (000)                 Fund (000)                 Fund (000)
                                                    ------------------------   ------------------------   ------------------------

                                                          2007         2006          2007         2006          2007         2006
----------------------------------------------------------------------------   ------------------------   ------------------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                                     1,324,934    1,690,942       532,859      635,895     2,517,017    1,444,514
   Shares Issued in Lieu of
      Dividends and Distributions                        3,872        2,507             4            2            --           --
   Shares Redeemed                                  (1,278,386)  (1,637,671)     (537,787)    (615,154)   (2,512,794)  (1,432,711)
----------------------------------------------------------------------------   ------------------------   ------------------------
      Net Institutional
        Class Transactions                              50,420       55,778        (4,924)      20,743         4,223       11,803
============================================================================   ========================   ========================
   CLASS A:
   Shares Issued                                     2,695,734    2,204,941     5,523,344    5,761,555     2,143,730    2,014,013
   Shares Issued in Lieu of
      Dividends and Distributions                       12,208        5,522        62,437       51,511        13,108       12,188
   Shares Redeemed                                  (2,477,866)  (1,882,549)   (5,235,257)  (5,767,874)   (2,092,998)  (1,964,398)
----------------------------------------------------------------------------   ------------------------   ------------------------
      Net Class A Transactions                         230,076      327,914       350,524       45,192        63,840       61,803
============================================================================   ========================   ========================
   CLASS S:
   Shares Issued                                     1,873,534    1,261,525       775,804    1,013,412       390,230      348,788
   Shares Issued in Lieu of
      Dividends and Distributions                           --           --            --           --            --           --
   Shares Redeemed                                  (1,577,751)  (1,140,675)     (686,827)  (1,009,234)     (318,443)    (329,840)
----------------------------------------------------------------------------   ------------------------   ------------------------
      Net Class S Transactions                         295,783      120,850        88,977        4,178        71,787       18,948
============================================================================   ========================   ========================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.

10. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund asset calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on March 31, 2008.As of September 30, 2007, the Fund does not anticipate a material impact to the financial statements.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

11. SUBSEQUENT EVENT

Class A and Institutional Class shares of the Multi-Fund commenced operations on October 1, 2007.


                           CNI CHARTER FUNDS | PAGE 75
report of independent registered public accounting firm

--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
CNI CHARTER FUNDS:

We have audited the accompanying statements of assets and liabilities of the CNI Charter Funds comprised of the Large Cap Value Equity Fund, the Large Cap Growth Equity Fund, the RCB Small Cap Value Fund, the Corporate Bond Fund, the Government Bond Fund, the California Tax Exempt Bond Fund, the High Yield Bond Fund, the Prime Money Market Fund, the Government Money Market Fund, and the California Tax Exempt Money Market Fund (collectively, "the Funds"), including the schedule of investments, as of September 30, 2007 and the related statements of operations for the year then ended, and the changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate audit procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2007, and the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                                             /s/ KPMG LLP

NOVEMBER 19, 2007


                           CNI CHARTER FUNDS | PAGE 76
trustees and officers (UNAUDITED)

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

Information pertaining to the Trustees and Officers of the Trust is set forth below as of October 3, 2007. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees. "The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-889-0799.

------------------------------------------------------------------------------------------------------------------------------------
                                     TERM OF
                                     OFFICE                                                            NUMBER OF
                                       AND                                                           PORTFOLIOS IN     OTHER
  NAME                 POSITION(S)   LENGTH OF                                                       FUND COMPLEX   DIRECTORSHIPS
ADDRESS,                HELD WITH      TIME                  PRINCIPAL OCCUPATION(S)                  OVERSEEN BY      HELD BY
AND AGE 1                 TRUST      SERVED 2                DURING PAST FIVE YEARS                 BOARD MEMBER 3    TRUSTEE 4
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------
Vernon C. Kozlen*      Trustee         Since    President and Chief Executive Officer, CNI                16              None
Age: 64                              May 2007   Charter Funds (2000-2007). Executive Vice
                                                President and Director of Asset Management
                                                Development, CNB (1996-2007). Director, Reed,
                                                Conner & Birdwell LLC (2000-present), and
                                                Convergent Capital Management, LLC
                                                (2003-present). Chairman of the Board, CNAM, Inc.
                                                (2001-2005). Chairman of the Board, City National
                                                Securities, Inc. (1999-2005). Director, CNAM,
                                                Inc. (2001-2006), and City National Securities,
                                                Inc. (1999-2006).
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
TRUSTEES
-----------
Irwin G. Barnet, Esq.  Trustee      Since 1999  Attorney and partner, Reed Smith LLP, a law firm          16              None
Age: 69                                         (2003-present). Attorney and principal, Crosby,
                                                Heafey, Roach & May P.C., a law firm (2000-2002).
                                                Attorney and principal, Sanders, Barnet,
                                                Goldman, Simons & Mosk, a law firm (1980-2000).
------------------------------------------------------------------------------------------------------------------------------------

Victor Meschures       Trustee      Since 1999  Certified Public Accountant, Meschures,                   16              None
Age: 69                                         Campeas, Thompson, Snyder and Pariser, LLP, an
                                                accounting firm (1964-present).
------------------------------------------------------------------------------------------------------------------------------------

William R. Sweet       Trustee      Since 1999  Retired. Executive Vice President, Union Bank of          16              None
Age: 70                                         California (1985-1996).
------------------------------------------------------------------------------------------------------------------------------------

James Wolford          Trustee      Since 1999  Chief Financial Officer, Bixby Land Company, a            16              None
Age: 53                                         real estate company (2004-present). Regional
                                                Financial Officer, AIMCO, a real estate
                                                investment trust (2004). Chief Financial Officer,
                                                DBM Group, a direct mail marketing company
                                                (2001-2004). SeniorVice President and Chief
                                                Operating Officer, Forecast Commercial Real
                                                Estate Service, Inc. (2000-2001). Senior Vice
                                                President and Chief Financial Officer, Bixby
                                                Ranch Company (1985-2000).
------------------------------------------------------------------------------------------------------------------------------------


                           CNI CHARTER FUNDS | PAGE 77
trustees and officers (UNAUDITED) (CONTINUED)

SEPTEMBER 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                              TERM OF
                                              OFFICE
                                                AND
  NAME                        POSITION       LENGTH OF
ADDRESS,                      HELD WITH         TIME                               PRINCIPAL OCCUPATION(S)
AND AGE                         TRUST        SERVED 2                              DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Timothy D. Barto           Vice President      Since      Attorney, Vice President and Assistant Secretary of SEI
SEI Investments            and Assistant       2000       Investments (1999-Present). Vice President and Assistant Secretary of
One Freedom Valley Drive   Secretary                      Administrator (1999-Present). Officer of various investment companies
Oaks, PA 19456                                            administered by Administrator (1999-2004). Assistant Secretary of the
Age: 39                                                   Distributor (2003-2004). Vice President of the Distributor (1999-2004).
------------------------------------------------------------------------------------------------------------------------------------

Eric Kleinschmidt          Controller and      Since      Director of Fund Accounting, SEI Investments (2004-Present). Manager of
SEI Investments            Chief Operating     2005       Fund Accounting, SEI Investments (1999-2004).
One Freedom Valley Drive   Officer
Oaks, PA 19456
Age: 39
------------------------------------------------------------------------------------------------------------------------------------

Richard D. Byrd            President and       Since      Executive Vice President, CNB (2005-Present). Chairman of the Board, City
City National Bank         Chief Executive      May       National Securities, Inc. (2005-Present). Executive Vice President, Wells
400 N. Roxbury Drive       Officer             2007       Fargo Bank (1997-2005).
Beverly Hills, CA 90210
Age: 47
------------------------------------------------------------------------------------------------------------------------------------

Valerie Y. Lewis           Vice President      Since      Chief Compliance Officer, CNAM, Inc. (August, 2005-present). Fund Boards
City National Bank         and Chief           2005       Specialist - Assistant Secretary, Capital Research and Management and
400 N. Roxbury Drive       Compliance                     Company Capital International, Inc. (1999-2005).
Beverly Hills, CA 90210    Officer
Age: 51
------------------------------------------------------------------------------------------------------------------------------------

James Ndiaye               Vice President      Since      Attorney, SEI Investments Company (2004-present). Vice President, Deutsche
SEI Investments            and Assistant       2005       Asset Management (2003-2004). Associate, Morgan Lewis & Bockius LLP
One Freedom Valley Drive   Secretary                      (2000-2003). Assistant Vice President, ING Variable Annuities Group
Oaks, PA 19456                                            (1999-2000).
Age: 39
------------------------------------------------------------------------------------------------------------------------------------

Michael T. Pang            Vice President      Since      Attorney, SEI Investments Company (2005-present). Counsel, Caledonian
SEI Investments            and Assistant       2005       Bank & Trust's Mutual Funds Group (2004-2005). Counsel, Permal Asset
One Freedom Valley Drive   Secretary                      Management (2001-2004). Associate, Schulte, Roth & Zabel's Investment
Oaks, PA 19456                                            Management Group (2000-2001).
Age: 35


----------
1 Each trustee may be contacted by writing to the Trustee c/o CNI Charter Funds, One Freedom Valley Drive, Oaks, PA 19456.

2 Each trustee shall hold office during the lifetime of this Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders is called for the purpose of electing trustees and until the election and qualification of his or her successor in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office until their respective successors are chosen or qualified, or until their removal or resignation, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.

3 The "Fund Complex" consists of all series of the Trust. As of October 3, 2007, the Fund Complex consisted of 16 Funds.

4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

* Mr. Kozlen is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his position with CNB, the parent company of CNAM, Inc., until March 2007.


                           CNI CHARTER FUNDS | PAGE 78

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                              TERM OF
                                              OFFICE
                                                AND
  NAME                        POSITION       LENGTH OF
ADDRESS,                      HELD WITH         TIME                               PRINCIPAL OCCUPATION(S)
AND AGE                         TRUST          SERVED                              DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONCLUDED)
--------------------
Rodney J. Olea             Vice President       Since     Senior Vice President, CNAM, Inc. (2001-present). Senior Vice President
City National Bank                              2000      and Director of Fixed Income, CNB (1994-present).
400 N. Roxbury Drive
Beverly Hills, CA 90210
Age: 42
------------------------------------------------------------------------------------------------------------------------------------

Sofia A. Rosala            Vice President       Since     Vice President and Assistant Secretary, SEI Investments Fund Management
SEI Investments            and Secretary        2004      (2005-present). Compliance Officer of SEI Investments (2001-2004).
One Freedom Valley Drive                                  Account and Product Consultant, SEI Private Trust Company (1998-2001).
Oaks, PA 19456
Age: 33
------------------------------------------------------------------------------------------------------------------------------------

Timothy G. Solberg         Vice President       Since     Managing Director and Chief Investment Officer, CCM Advisors
CCM Advisors, LLC          and Assistant        2005      (2001-present); Director of Marketing and Client Services, Hewitt
190 S. LaSalle Street      Secretary                      Investment Group, a Division of Hewitt Associates LLC (1989-2001).
Suite 2800
Chicago, IL 60603
Age: 54
------------------------------------------------------------------------------------------------------------------------------------

Susan Rudzinski            Vice President       Since     Compliance Director, Convergent Capital Management, LLC (2006-present);
CCM Advisors, LLC                                May      Self-employed Investment Advisory Compliance and Operations Consultant
190 S. LaSalle Street                           2007      (2005-2006); Manager, Affiliate Contracts, The Burridge Group LLC
Suite 2800                                                (2003-2004).
Chicago, IL 60603
Age: 44
------------------------------------------------------------------------------------------------------------------------------------

Richard A. Weiss           Vice President       Since     President, CNAM, Inc. (2001-present). Executive Vice President and Chief
City National Bank         and Assistant        2000      Investment Officer, CNB (1999-present). Director, City National
400 N. Roxbury Drive       Secretary                      Securities (April 2003-present). Executive Vice President and Chief
Beverly Hills, CA 90210                                   Investment Officer. Sanwa Bank California (1994-1999).
Age: 47
------------------------------------------------------------------------------------------------------------------------------------


                           CNI CHARTER FUNDS | PAGE 79
notice to shareholders (UNAUDITED)

SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

For shareholders that do not have a September 30, 2007 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2007 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For California income tax purposes, for the fiscal year ended September 30, 2007, each of the California Tax Exempt Bond Fund and California Tax Exempt Money Market Fund is designating 100% of its distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

For Federal income tax purposes, for the fiscal year ended September 30, 2007 each Fund is designating the following items with regard to distributions paid during the year:

                                                                                                                           (E)
                                                                                                                        DIVIDENDS
                                                             (A)             (B)                                       QUALIFYING
                                                          LONG TERM        ORDINARY         (C)           (D)         FOR CORPORATE
                                                         CAPITAL GAIN       INCOME      TAX EXEMPT       TOTAL       DIVIDENDS REC.
                                                        DISTRIBUTIONS   DISTRIBUTIONS    INTEREST    DISTRIBUTIONS    DEDUCTION (1)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Equity Fund                                74.14%           25.86%          0.00%       100.00%          100.00%
Large Cap Growth  Equity Fund                               0.00%          100.00%          0.00%       100.00%          100.00%
RCB Small Cap Value Fund                                   99.78%            0.22%          0.00%       100.00%           99.02%
Corporate Bond Fund                                         0.00%          100.00%          0.00%       100.00%            0.00%
Government Bond Fund                                        0.00%          100.00%          0.00%       100.00%            0.00%
California Tax Exempt Bond Fund                             0.00%            0.10%         99.90%       100.00%            0.00%
High Yield Bond Fund                                        0.00%          100.00%          0.00%       100.00%            0.00%
Prime Money Market Fund                                     0.00%          100.00%          0.00%       100.00%            0.00%
Government Money Market Fund                                0.00%          100.00%          0.00%       100.00%            0.00%
California Tax Exempt Money
   Market Fund                                              0.00%            0.00%        100.00%       100.00%            0.00%

                                                                             (F)
                                                                         QUALIFYING
                                                                          DIVIDEND          (G)           (H)             (I)
                                                                           INCOME          U.S.        QUALIFIED       QUALIFIED
                                                                          (15% RATE     GOVERNMENT     INTEREST       SHORT-TERM
                                                                        FOR QDI) (2)   INTEREST (3)   INCOME (4)   CAPITAL GAIN (5)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Equity Fund                                                100.00%         0.00%         0.14%           0.00%
Large Cap Growth  Equity Fund                                              100.00%         0.00%         0.00%           0.00%
RCB Small Cap Value Fund                                                    99.03%         0.00%         0.24%           0.00%
Corporate Bond Fund                                                          0.00%         1.17%        97.26%           0.00%
Government Bond Fund                                                         0.00%        25.59%        97.83%           0.00%
California Tax Exempt Bond Fund                                              0.00%         0.00%        99.47%           0.00%
High Yield Bond Fund                                                         0.00%         0.00%        98.77%           0.00%
Prime Money Market Fund                                                      0.00%         2.75%        99.39%           0.00%
Government Money Market Fund                                                 0.00%        24.16%        99.54%           0.00%
California Tax Exempt Money
   Market Fund                                                               0.00%         0.00%        99.55%           0.00%

--------------------------------------------------------------------------------
(1) "DIVIDENDS RECEIVED DEDUCTION" REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

(2) "QUALIFYING DIVIDEND INCOME" REPRESENT QUALIFYING DIVIDENDS AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003. IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAX AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENT THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT OR NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) "QUALIFIED INTEREST INCOME" REPRESENT QUALIFYING INTEREST THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004.

(5) "QUALIFIED SHORT-TERM CAPITAL GAIN" REPRESENT QUALIFYING SHORT-TERM CAPITAL GAIN THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004.

ITEMS (A), (B), ( C) AND (D) ARE BASED ON THE PERCENTAGE OF EACH FUND'S TOTAL DISTRIBUTION.

ITEMS (E) AND (F) ARE BASED ON THE PERCENTAGE OF "ORDINARY INCOME
DISTRIBUTIONS."

ITEM (G) IS BASED ON THE PERCENTAGE OF GROSS INCOME OF EACH FUND.

ITEM (H) IS BASED ON THE PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS.

ITEM (I) IS BASED ON THE PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS.


                           CNI CHARTER FUNDS | PAGE 80
disclosure of fund expenses (UNAUDITED)

--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown do not apply to your specific investment.

                                  BEGINNING    ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                    4/1/07     9/30/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,054.30      0.96%      $4.94
Class A                            1,000.00    1,053.10      1.21%       6.23

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,020.26      0.96%      $4.86
Class A                            1,000.00    1,019.00      1.21%       6.12

                                  BEGINNING    ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                    4/1/07     9/30/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,088.90      0.99%      $5.18
Class A                            1,000.00    1,087.20      1.24%       6.49

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,020.10      0.99%      $5.01
Class A                            1,000.00    1,018.85      1.24%       6.28

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).


                           CNI CHARTER FUNDS | PAGE 81
disclosure of fund expenses (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------

                                  BEGINNING    ENDING                   EXPENSES
                                   ACCOUNT    ACCOUNT     ANNUALIZED      PAID
                                    VALUE      VALUE       EXPENSE       DURING
                                    4/1/07    9/30/07       RATIOS       PERIOD*
--------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $  949.40      1.18%      $5.77
Class A                            1,000.00      948.30      1.43%       6.98
Class R                            1,000.00      948.50      1.43%       6.98

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,019.15      1.18%      $5.97
Class A                            1,000.00    1,017.90      1.43%       7.23
Class R                            1,000.00    1,017.90      1.43%       7.23
--------------------------------------------------------------------------------
CORPORATE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,019.80      0.74%      $3.75
Class A                            1,000.00    1,018.50      0.99%       5.01

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,021.36      0.74%      $3.75
Class A                            1,000.00    1,020.10      0.99%       5.01
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,024.20      0.70%      $3.55
Class A                            1,000.00    1,022.80      0.95%       4.82

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,021.56      0.70%      $3.55
Class A                            1,000.00    1,020.31      0.95%       4.81
--------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,018.60      0.50%      $ 2.53
Class A                            1,000.00    1,017.30      0.75%        3.79

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,022.56      0.50%      $ 2.54
Class A                            1,000.00    1,021.31      0.75%        3.80
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,007.40      1.00%      $5.03
Class A                            1,000.00    1,005.90      1.30%       6.54

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,020.05      1.00%      $5.06
Class A                            1,000.00    1,018.55      1.30%       6.58

                                  BEGINNING     ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                    4/1/07     9/30/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,023.90      0.59%      $2.99
Class A                            1,000.00    1,022.80      0.81%       4.11
Class S                            1,000.00    1,021.80      1.01%       5.12

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,022.11      0.59%      $2.99
Class A                            1,000.00    1,021.01      0.81%       4.10
Class S                            1,000.00    1,020.00      1.01%       5.11
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,023.50      0.60%      $3.04
Class A                            1,000.00    1,022.30      0.82%       4.16
Class S                            1,000.00    1,021.30      1.02%       5.17

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,022.06      0.60%      $3.04
Class A                            1,000.00    1,020.96      0.82%       4.15
Class S                            1,000.00    1,019.95      1.02%       5.16
--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,015.40      0.55%      $2.78
Class A                            1,000.00    1,014.20      0.78%       3.94
Class S                            1,000.00    1,013.20      0.98%       4.95

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,022.31      0.55%      $2.79
Class A                            1,000.00    1,021.16      0.78%       3.95
Class S                            1,000.00    1,020.16      0.98%       4.96

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).


                           CNI CHARTER FUNDS | PAGE 82
approval of investment advisory agreements (UNAUDITED)

--------------------------------------------------------------------------------

The Board of Trustees (the "Board") of CNI Charter Funds (the "Trust") is comprised of five Trustees, four of whom are independent of the Trust's investment advisers and sub-advisers (the "Independent Trustees"). During the six months ended September 30, 2007, the Board and the Independent Trustees approved renewals of the Trust's advisory agreement (the "Management Agreement") with City National Asset Management, Inc. ("CNAM"); CNAM's sub-advisory agreement (the "RCB Agreement") with Reed, Conner & Birdwell, LLC ("RCB") with respect to the RCB Small Cap Value Fund (the "RCB Fund"); and CNAM's sub-advisory agreement (the "Halbis Agreement") with Halbis Capital Management
(USA), Inc. ("Halbis") with respect to the High Yield Bond Fund. The RCB Agreement and the Halbis Agreement are collectively referred to below as the "Sub-Advisory Agreements" and the Management Agreement and Sub-Advisory Agreements are referred to below as the "Agreements."

GENERAL INFORMATION

The following information summarizes the Board's considerations associated with its review of the Agreements. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Agreements were considered separately for each relevant investment portfolio of the Trust (each a "Fund"), although the Board took into account the common interests of all the relevant Funds in its review. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services performed by CNAM, RCB and Halbis. In considering these matters, the Independent Trustees discussed the approval of the Agreements with management and in private sessions with counsel at which no representatives of CNAM, RCB or Halbis were present.

The Board reviewed extensive materials regarding the investment results of the Funds advised by CNAM, RCB and Halbis, advisory fee and expense comparisons, financial information with respect to each entity, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Funds. They also took into account information they received at past Board meetings with respect to these matters.

In deciding to approve renewal of the Agreements, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

CNAM

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services provided by CNAM, the Board considered a variety of matters, including the background, education and experience of CNAM's key portfolio management and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization. The Board also took into account the experience, capability and integrity of its senior management; its investment philosophy and processes, including sub-adviser oversight processes; its brokerage, trading and soft dollar practices; its disaster recovery and contingency planning; and its commitment and systems in place with regard to compliance with applicable laws and regulations.

INVESTMENT PERFORMANCE

The Board assessed the performance of each Fund compared with its respective benchmark and the average of all funds in its respective peer group category (each, a "universe") selected by Lipper, Inc. and iMoneyNet, Inc. (for the money market funds only) for the one-, two-, three- and five-year periods ended June 30, 2007. The Board also reviewed the performance of each Fund compared with the average performance of all funds in its respective "bank channel" universe, which includes only those funds in the Fund's Lipper universe that are distributed through institutional and retail bank channels. The Board made the following observations in reviewing the Funds' performance:

o The annualized total returns of the PRIME MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND AND CALIFORNIA TAX


                           CNI CHARTER FUNDS | PAGE 83
approval of investment advisory agreements (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------

      EXEMPT MONEY MARKET FUND were slightly below but near the average returns of the Lipper institutional money market fund universe, iMoneyNet prime institutional fund universe, and bank channel universe.

o The annualized total returns of the LARGE CAP GROWTH EQUITY FUND were above the average returns of the Lipper large cap growth fund universe and bank channel universe and below the S&P 500/Citigroup Growth Index returns for the one-year period, and below all those measures for the two-, three- and five-year periods (except that they were above the bank channel universe average for the five-year period).

o The annualized total returns of the LARGE CAP VALUE EQUITY FUND were above the average returns of the Lipper large cap value funds universe and bank channel universe, as well as the S&P 500/Citigroup Value Index returns, for the one-year period, and above all those measures except the S&P 500/Citigroup Value Index for the two-, three- and five-year periods.

o The annualized total returns of the RCB SMALL CAP VALUE FUND were significantly above the Lipper small cap core funds universe average returns, Russell 2000 Index returns and bank channel universe average returns for the one-year period, significantly below those measures for the two- and three-year periods, and close to all those measures for the five-year period.

o The annualized total returns of the CORPORATE BOND FUND were above the average returns of the Lipper short/intermediate investment-grade universe and the bank channel universe, and below the Lehman Intermediate U.S. Corporate Index returns, for all periods.

o The annualized total returns of the GOVERNMENT BOND FUND were above the average returns of the Lipper short/ intermediate U.S. government universe and the bank channel universe for all periods (except for the bank channel universe average for the five-year period), and below the Lehman U.S. Government Bond Index returns for all periods (except the two-year period).

o The annualized total returns of the CALIFORNIA TAX EXEMPT BOND FUND were above the average returns of the bank channel universe for all periods (except the one-year period) and below the Lipper California short/intermediate debt universe average returns and the Lehman California Intermediate-Short Municipal Index returns for all periods (except the five-year period for the Lipper universe).

o The annualized total returns of the HIGH YIELD BOND FUND were approximately at or above the average returns of the Lipper high current yield bond fund universe and the bank channel universe and below the Citigroup Bond High-Yield Market Index returns for the one- and two-year periods and below all those measures for the three- and five-year periods.

The Board and the Independent Trustees concluded that CNAM continued to provide high quality management and oversight services to the Funds. They noted that the investment results of the Funds were generally good during the past year and, in most cases, during previous periods; that in the instances where some of the Funds had below average short-term performance results their longer term results were good; that the results for the Money Market Funds compared to their peer groups were acceptable given the special services and investment focuses of those Funds; and that consideration of returns of market indexes needed to take into account that indexes do not reflect the expenses of operating mutual funds.

ADVISORY FEES AND FUND EXPENSES

The Board reviewed information regarding the advisory fees charged by CNAM and the total expenses of each of the Funds compared to those of the funds included in the relevant Lipper and bank channel universes, and the Board and the Independent Trustees concluded that the advisory fees and expenses of the Funds continued to be reasonable.

The Board observed that the contractual advisory fees paid by the Corporate Bond Fund, Government Bond Fund, Large Cap Growth Equity Fund and Large Cap Value Equity Fund as of June 30, 2007 were below the bank channel universe averages; the fees paid by the California Tax-Exempt Bond Fund were below the Lipper universe and bank channel universe averages; and the fees paid by the other Funds were above the averages for relevant Lipper fund universes and bank channel universes. As the Funds represent CNAM's sole investment advisory clients, the Board was not able to compare the fees charged to the Funds by CNAM with fees charged to other institutional clients of CNAM.


                           CNI CHARTER FUNDS | PAGE 84

--------------------------------------------------------------------------------

With respect to the total expenses of the Funds, the Board considered that total expenses before waivers as of June 30, 2007 were below the averages for relevant Lipper fund universes and bank channel universes except for the Prime Money Market Fund and California Tax-Exempt Money Market Fund, each of which were within the middle 60% of funds in its Lipper universe, and the Government Money Market Fund, which was in the top 20% of funds in its Lipper universe. The Board noted, however, that the Money Market Funds offered unique features such as automatic sweep functions, late cut-off times for investment, and no minimum transaction size requirements, and as a result had high levels of activity and considerable asset volatility, which created substantial demands on CNAM's portfolio management staff.

The Board considered information prepared by CNAM relating to its costs and profits. The Board also considered the benefits received by CNAM and its affiliates as a result of CNAM's relationship with the Funds, including investment advisory fees paid to CNAM, fees paid to City National Bank and City National Securities, Inc. for providing certain shareholder servicing and sub-distribution services to the Trust, and the intangible benefits of any favorable publicity arising in connection with the Funds' performance. They also noted that, although there were no fee advisory fee breakpoints, the asset levels of most of the Funds were not so substantial that they would lead to significant economies of scale, and that as the majority of CNAM's operating expenses are employee salaries its operating expenses would not decrease significantly if the Funds' asset levels changed.

CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation payable to CNAM pursuant to the Management Agreement is fair and reasonable in light of the nature and quality of the services being provided by CNAM to the respective Funds and their shareholders, and that renewal of the Management Agreement was in the best interest of the Funds and their shareholders.

RCB

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services provided by RCB to the RCB Fund, the Board considered a variety of matters, including the background, education and experience of its key portfolio management and operational personnel; RCB's overall financial strength and stability; its resources and related efforts to retain, attract and motivate capable personnel to serve the RCB Fund; and the overall general quality and depth of its organization. The Board also reviewed RCB's investment philosophy and processes as well as its brokerage, trading and soft dollar practices.

INVESTMENT PERFORMANCE

The Board's observations regarding the RCB Fund's performance are described above. As indicated above, the Board and the Independent Trustees concluded that RCB continued to provide high quality services to the RCB Fund.

ADVISORY FEES AND FUND EXPENSES

The Board reviewed information regarding the advisory fees charged by RCB and observed that the fees charged by RCB were low compared to the fees it charged to its other institutional clients. They noted that CNAM pays RCB's sub-advisory fees out of CNAM's advisory fee. Although RCB's fee schedule has no breakpoints, they also noted that the asset levels of the RCB Fund were not so substantial that they would lead to significant economies of scale.

The Board considered information prepared by RCB relating to its costs and profits with respect to the RCB Fund, as well as the methodologies used to determine and allocate such costs to its management of the Fund. The Board also considered the benefits received by RCB and its affiliates as a result of RCB's relationship with the Fund, including the sub-advisory fees paid to RCB, fees paid to CNAM as the Fund's adviser, fees paid to City National Bank and City National Securities, Inc. for providing certain shareholder servicing and sub-distribution services to the Trust, and the intangible benefits of any favorable publicity arising in connection with the RCB Fund's performance.


                           CNI CHARTER FUNDS | PAGE 85
approval of investment advisory agreements (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------

CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation payable to RCB pursuant to the RCB Agreement is fair and reasonable in light of the nature and quality of the services being provided by RCB to the RCB Fund and its shareholders, and that renewal of the RCB Agreement was in the best interest of the Fund and its shareholders.

HALBIS

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services provided by Halbis to the High Yield Bond Fund, the Board considered a variety of matters, including the background, education and experience of Halbis' key portfolio management and operational personnel; its overall financial strength and stability; its resources and related efforts to retain, attract and motivate capable personnel to serve the High Yield Bond Fund; and the overall general quality and depth of its organization. The Board also reviewed Halbis' investment philosophy and processes as well as its brokerage and trading practices.

INVESTMENT PERFORMANCE

The Board's observations regarding the High Yield Bond Fund's performance are described above. As indicated above, the Board and the Independent Trustees concluded that Halbis continued to provide high quality services to the High Yield Bond Fund.

ADVISORY FEES AND FUND EXPENSES

The Board reviewed information regarding the advisory fees charged by Halbis and observed that the fees charged by Halbis were low compared to its standard fee schedule. They noted that CNAM pays Halbis' sub-advisory fees out of CNAM's advisory fee.

The Board considered information prepared by Halbis relating to its revenues with respect to the High Yield Bond Fund as well as the benefits received by Halbis as a result of Halbis' relationship with the Funds, including fees paid to Halbis as the Fund's sub-adviser and the intangible benefits of any favorable publicity arising in connection with the High Yield Bond Fund's performance.

CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation payable to Halbis pursuant to the Halbis Agreement is fair and reasonable in light of the nature and quality of the services being provided by Halbis to the High Yield Bond Fund and its shareholders, and that renewal of the Halbis Agreement was in the best interest of the Fund and its shareholders.


                           CNI CHARTER FUNDS | PAGE 86
notes

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

notes

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

                                [GRAPHIC OMITTED]

                                    THANK YOU

                                    for your  investment with CNI Charter Funds.
                                    We value the trust you have placed in us to help you achieve your financial goals.

--------------------------------------------------------------------------------

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 for a free prospectus.

Read it carefully before you invest or send money.

--------------------------------------------------------------------------------

                                                 CNI CHARTER FUNDS(SM) [LOGO](R)

                                                                 CNI-AR-001-0600

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are William R. Sweet and James R. Wolford. Messrs. Sweet and Wolford are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP Related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2007                                                   2006
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      N/A               $278,000          N/A               $285,500          N/A               N/A
        Fees(1)
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-     N/A               N/A               N/A               $0                N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees   N/A               $66,075           N/A               $61,600           N/A               N/A
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   Not Applicable

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2007             2006
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                 N/A               N/A
                ---------------------------- ----------------- ----------------
                Tax Fees                           N/A               N/A
                ---------------------------- ----------------- ----------------
                All Other Fees                     N/A               N/A
                ---------------------------- ----------------- ----------------


(f)      Not Applicable

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $66,075 and $61,600 for 2007 and 2006, respectively.

(h)      Not Applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund 's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               CNI Charter Funds


By (Signature and Title)*                  /s/ Richard D. Byrd
                                           --------------------------------
                                           Richard D. Byrd, President & CEO

Date November  _____, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Richard D. Byrd
                                           -------------------------------
                                           Richard D. Byrd, President & CEO
Date November _____, 2007

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           --------------------------------
                                           Eric Kleinschmidt, Controller and COO

Date November _____, 2007

* Print the name and title of each signing officer under his or her signature.